Lincoln Benefit Life Variable Life Account Financial Statements as of December 31, 2021 and for the years ended December 31, 2021 and 2020, and Report of Independent Registered Public Accounting Firm

2203-4001701 1 Report of Independent Registered Public Accounting Firm To the Board of Directors of Lincoln Benefit Life Company and Contract Owners of Lincoln Benefit Life Variable Life Account Opinion on the Financial Statements We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Lincoln Benefit Life Variable Life Account (the Separate Account), as of December 31, 2021, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles. Basis for Opinion These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion. /s/ Ernst & Young LLP We have served as the Separate Account’s auditor since 2020. Chicago, IL March 31, 2022

Appendix

Subaccounts comprising Lincoln Benefit Life Variable Life Account

Subaccounts	Statement of operations	Statements of changes in net assets
AB VPS Growth and Income Class A	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
AB VPS International Growth Class A	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
AB VPS International Value Class A	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
AB VPS Small Cap Growth Class A	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
AB VPS Small/Mid Cap Value Class A	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Alger Balanced Class I-2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Alger Capital Appreciation Class I-2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Alger Income & Growth Class I-2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Alger Large Cap Growth Class I-2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Alger MidCap Growth Class I-2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Alger SmallCap Growth Class I-2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Allspring VT Discovery Fund	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Allspring VT Opportunity FundSM	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
DWS Bond VIP Class A	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
DWS Core Equity VIP Class A	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
DWS CROCI® International VIP Class A	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
DWS Equity 500 Index VIP Class A	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
DWS Global Income Builder VIP Class A II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

2203-4001701

2

2203-4001701 3 Subaccounts Statement of operations Statements of changes in net assets DWS Global Small Cap VIP Class A For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 DWS Small Cap Index VIP Class A For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Federated Hermes Fund for U.S. Government Securities II For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Federated Hermes High Income Bond Fund II Class P For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Federated Hermes Managed Volatility Fund II Class P For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Fidelity® VIP Asset Manager Portfolio Initial Class For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Fidelity® VIP ContrafundSM Portfolio Initial Class For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Fidelity® VIP Emerging Markets Portfolio Initial Class For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Fidelity® VIP Equity-Income PortfolioSM Initial Class For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Fidelity® VIP Government Money Market Portfolio Initial Class For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Fidelity® VIP Growth & Income Portfolio Initial Class For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Fidelity® VIP Growth Portfolio Initial Class For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Fidelity® VIP High Income Portfolio Initial Class For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Fidelity® VIP Index 500 Portfolio Initial Class For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Fidelity® VIP Index 500 Portfolio Service Class For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Fidelity® VIP Investment Grade Bond Portfolio Initial Class For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Fidelity® VIP Mid Cap Portfolio Initial Class For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Fidelity® VIP Overseas Portfolio Initial Class For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Fidelity® VIP Real Estate Portfolio Initial Class For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Fidelity® VIP Value Strategies Portfolio Initial Class For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021

2203-4001701 4 Subaccounts Statement of operations Statements of changes in net assets Franklin Templeton Global Bond VIP Fund Class 1 For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Franklin Templeton Income VIP Fund Class 1 For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Franklin Templeton Mutual Global Discovery VIP Fund Class 1 For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Franklin Templeton Mutual Shares VIP Fund Class 1 For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Franklin Templeton Small Cap Value VIP Fund Class 1 For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1 For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Franklin Templeton Strategic Income VIP Fund Class 1 For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Franklin Templeton U.S. Government Securities VIP Fund Class 1 For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Guggenheim VT U.S. Long Short Equity Fund For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Invesco Oppenheimer VI International Growth Fund Series I For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Invesco Oppenheimer VI International Growth Fund Series II For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Invesco V.I. American Franchise For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Invesco V.I. American Value For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Invesco V.I. Conservative Balance Fund – Series I For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Invesco V.I. Core Bond Fund – Series I For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Invesco V.I. Core Equity For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Invesco V.I. Discovery Mid Cap Growth Fund – Series I For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Invesco V.I. Discovery Mid Cap Growth Fund – Series II For the year ended December 31, 2021 For the year ended December 31, 2021 and period from April 30, 2020 (commencement of operations) through December 31, 2020 Invesco V.I. Global Fund – Series I For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021

2203-4001701 5 Subaccounts Statement of operations Statements of changes in net assets Invesco V.I. Global Fund – Series II For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Invesco V.I. Global Strategic Income – Fund Series I For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Invesco V.I. Government Securities For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Invesco V.I. Growth and Income Fund Series I For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Invesco V.I. Growth and Income Fund Series II For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Invesco V.I. High Yield For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Invesco V.I. Main Street Fund® – Series I For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Invesco V.I. Main Street Mid Cap Fund – Series I For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Invesco V.I. Main Street Small Cap Fund® – Series I For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Invesco V.I. Main Street Small Cap Fund® – Series II For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Invesco V.I. Value Opportunity For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Janus Henderson Balanced Portfolio Institutional Shares For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Janus Henderson Balanced Portfolio Service Shares For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Janus Henderson Enterprise Portfolio Institutional Shares For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Janus Henderson Flexible Bond Portfolio Institutional Shares For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Janus Henderson Forty Portfolio Institutional Shares For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Janus Henderson Global Research Portfolio Institutional Shares For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Janus Henderson Global Research Portfolio Service Shares For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Janus Henderson Global Technology Portfolio Institutional Shares For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Janus Henderson Mid Cap Value Portfolio Institutional Shares For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021

2203-4001701 6 Subaccounts Statement of operations Statements of changes in net assets Janus Henderson Mid Cap Value Portfolio Service Shares For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Janus Henderson Overseas Portfolio Institutional Shares For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Janus Henderson Overseas Portfolio Service Shares For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Janus Henderson Research Portfolio Institutional Shares For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Lazard Retirement Emerging Markets Equity Portfolio For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 MFS® High Yield Portfolio Initial Class For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 MFS® Investors Trust Series Initial Class For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 MFS® Mass Investors Growth Stock Portfolio Initial Class For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 MFS® New Discovery Series Initial Class For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 MFS® Total Return Series Initial Class For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 MFS® Utilities Series Initial Class For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 MFS® Value Series Initial Class For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 MFS® VIT Growth Series Initial Class For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 MFS® VIT New Discovery Series Service Class For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 MFS® VIT Research Series Initial Class For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Morgan Stanley VIF Emerging Markets Equity Portfolio Class I For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Morgan Stanley VIF Growth Portfolio Class I For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Morgan Stanley VIF U.S. Real Estate Portfolio Class I For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021

2203-4001701 7 Subaccounts Statement of operations Statements of changes in net assets Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Morningstar Balanced ETF Asset Allocation Portfolio Class I For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Morningstar Conservative ETF Asset Allocation Portfolio Class I For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Morningstar Growth ETF Asset Allocation Portfolio Class I For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Morningstar Income and Growth ETF Asset Allocation Portfolio Class I For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 PIMCO VIT Int. Bond U.S. Dollar- Hedged Admin. Shares For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 PIMCO VIT Real Return Portfolio Admin. Shares For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 PIMCO VIT Total Return Portfolio Admin. Shares For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Putnam VT High Yield Fund Class IA For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Putnam VT International Value Fund Class IA For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 Putnam VT International Value Fund Class IB For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 T. Rowe Price All-Cap Opportunities Portfolio – I For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 T. Rowe Price Blue Chip Growth Portfolio I For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 T. Rowe Price Equity Income Portfolio I For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 T. Rowe Price International Stock I For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 T. Rowe Price Mid-Cap Growth I For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 VanEck VIP Emerging Markets Fund Initial Class For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021 VanEck VIP Global Resources Fund Initial Class For the year ended December 31, 2021 For each of the two years in the period ended December 31, 2021

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	AB VPS Growth and Income Class A	AB VPS International Growth Class A	AB VPS International Value Class A	AB VPS Small Cap Growth Class A	AB VPS Small/Mid Cap Value Class A	Alger Balanced Class I-2
ASSETS						
Investments, at fair value	$ 853,405	$ 748,640	$ 313,917	$ 1,825,198	$ 1,021,072	$ 709,979
Total assets	$ 853,405	$ 748,640	$ 313,917	$ 1,825,198	$ 1,021,072	$ 709,979
NET ASSETS						
Accumulation units	$ 853,405	$ 748,640	$ 313,917	$ 1,825,198	$ 1,021,072	$ 709,979
Total net assets	$ 853,405	$ 748,640	$ 313,917	$ 1,825,198	$ 1,021,072	$ 709,979
FUND SHARE INFORMATION						
Number of shares	23,171	27,615	19,969	72,630	43,524	36,242
Cost of investments	$ 647,910	$ 590,743	$ 278,763	$ 1,450,571	$ 788,613	$ 562,948
ACCUMULATION UNIT VALUE [(1)]						
Lowest	$ 33.71	$ 16.55	$ 9.53	$ 65.26	$ 35.72	$ 26.21
Highest	$ 33.71	$ 16.55	$ 9.53	$ 65.26	$ 35.72	$ 26.21

[(1)] The high and low accumulation unit value ("AUV") are reported at the same amount where there is only one policy offered for investment in the Sub-Account. Otherwise, when more than one policy is available for investment, a high and low AUV is reported.

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	AB VPS Growth and Income Class A	AB VPS International Growth Class A	AB VPS International Value Class A	AB VPS Small Cap Growth Class A	AB VPS Small/Mid Cap Value Class A	Alger Balanced Class I-2
NET INVESTMENT INCOME (LOSS)						
Dividends	$ 6,495	$ —	$ 6,242	$ —	$ 7,827	$ 5,537
Charges from Lincoln Benefit Life Company:						
Mortality and expense risk	—	—	—	—	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	6,495	—	6,242	—	7,827	5,537
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS						
Realized gains (losses) on fund shares:						
Proceeds from sales	98,388	41,059	24,462	146,967	180,920	45,234
Cost of investments sold	75,398	29,701	21,795	104,177	149,221	33,250
Realized gains (losses) on fund shares	22,990	11,358	2,667	42,790	31,699	11,984
Realized gain distributions	—	66,904	—	370,679	—	19,398
Net realized gains (losses)	22,990	78,262	2,667	413,469	31,699	31,382
Change in unrealized gains (losses)	164,783	(22,537)	21,910	(249,997)	258,447	76,473
Net realized and change in unrealized gains (losses) on investments	187,773	55,725	24,577	163,472	290,146	107,855
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 194,268	$ 55,725	$ 30,819	$ 163,472	$ 297,973	$ 113,392

*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2021.

See notes to financial statements.

7

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	Alger Capital Appreciation Class I-2	Alger Income & Growth Class I-2	Alger Large Cap Growth Class I-2	Alger MidCap Growth Class I-2	Alger SmallCap Growth Class I-2	Allspring VT Discovery Fund*
ASSETS						
Investments, at fair value	$ 47,551,779	$ 8,841,925	$ 24,747,237	$ 44,725,522	$ 10,593,535	$ 9,445,522
Total assets	$ 47,551,779	$ 8,841,925	$ 24,747,237	$ 44,725,522	$ 10,593,535	$ 9,445,522
NET ASSETS						
Accumulation units	$ 47,551,779	$ 8,841,925	$ 24,747,237	$ 44,725,522	$ 10,593,535	$ 9,445,522
Total net assets	$ 47,551,779	$ 8,841,925	$ 24,747,237	$ 44,725,522	$ 10,593,535	$ 9,445,522
FUND SHARE INFORMATION						
Number of shares	504,100	299,422	305,220	2,016,480	379,969	221,000
Cost of investments	$ 37,039,996	$ 4,431,644	$ 18,559,395	$ 40,708,663	$ 10,121,498	$ 5,971,641
ACCUMULATION UNIT VALUE						
Lowest	$ 60.19	$ 66.32	$ 50.47	$ 36.33	$ 65.58	$ 80.18
Highest	$ 137.42	$ 66.32	$ 75.80	$ 92.42	$ 65.58	$ 80.18

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Alger Capital Appreciation Class I-2	Alger Income & Growth Class I-2	Alger Large Cap Growth Class I-2	Alger MidCap Growth Class I-2	Alger SmallCap Growth Class I-2	Allspring VT Discovery Fund*
NET INVESTMENT INCOME (LOSS)						
Dividends	$ —	$ 92,501	$ —	$ —	$ —	$ —
Charges from Lincoln Benefit Life Company:						
Mortality and expense risk	—	—	—	—	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	—	92,501	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS						
Realized gains (losses) on fund shares:						
Proceeds from sales	2,658,964	767,050	1,967,717	3,314,764	1,005,408	932,020
Cost of investments sold	1,623,627	371,558	1,078,958	1,789,683	572,942	512,305
Realized gains (losses) on fund shares	1,035,337	395,492	888,759	1,525,081	432,466	419,715
Realized gain distributions	9,835,674	593,985	5,525,046	15,767,147	3,484,751	763,708
Net realized gains (losses)	10,871,011	989,477	6,413,805	17,292,228	3,917,217	1,183,423
Change in unrealized gains (losses)	(3,033,786)	1,128,440	(3,677,183)	(15,244,708)	(4,549,112)	(1,664,051)
Net realized and change in unrealized gains (losses) on investments	7,837,225	2,117,917	2,736,622	2,047,520	(631,895)	(480,628)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 7,837,225	$ 2,210,418	$ 2,736,622	$ 2,047,520	$ (631,895)	$ (480,628)

See notes to financial statements.

8

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	Allspring VT Opportunity FundSM*	DWS Bond VIP Class A*	DWS Core Equity VIP Class A	DWS CROCI® International VIP Class A	DWS Equity 500 Index VIP Class A	DWS Global Income Builder VIP Class A II
ASSETS						
Investments, at fair value	$ 11,178,445	$ —	$ 3,251,117	$ 1,867,405	$ 6,346,190	$ 4,396,775
Total assets	$ 11,178,445	$ —	$ 3,251,117	$ 1,867,405	$ 6,346,190	$ 4,396,775
NET ASSETS						
Accumulation units	$ 11,178,445	$ —	$ 3,251,117	$ 1,867,405	$ 6,346,190	$ 4,396,775
Total net assets	$ 11,178,445	$ —	$ 3,251,117	$ 1,867,405	$ 6,346,190	$ 4,396,775
FUND SHARE INFORMATION						
Number of shares	318,112	—	223,906	241,892	210,000	164,181
Cost of investments	$ 7,336,110	$ —	$ 2,288,099	$ 1,930,491	$ 3,580,008	$ 3,721,015
ACCUMULATION UNIT VALUE						
Lowest	$ 55.52	$ —	$ 54.01	$ 18.07	$ 79.88	$ 24.19
Highest	$ 55.52	$ —	$ 54.01	$ 18.07	$ 79.88	$ 27.19

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Allspring VT Opportunity FundSM*	DWS Bond VIP Class A*	DWS Core Equity VIP Class A	DWS CROCI® International VIP Class A	DWS Equity 500 Index VIP Class A	DWS Global Income Builder VIP Class A II
NET INVESTMENT INCOME (LOSS)						
Dividends	$ 4,326	$ 123,520	$ 22,956	$ 42,953	$ 81,133	$ 100,018
Charges from Lincoln Benefit Life Company:						
Mortality and expense risk	—	(5,509)	—	—	—	(1,486)
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	4,326	118,011	22,956	42,953	81,133	98,532
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS						
Realized gains (losses) on fund shares:						
Proceeds from sales	1,075,265	6,431,379	166,990	43,501	152,626	289,089
Cost of investments sold	747,671	6,350,825	124,733	47,917	89,434	256,055
Realized gains (losses) on fund shares	327,594	80,554	42,257	(4,416)	63,192	33,034
Realized gain distributions	521,356	—	133,138	—	237,910	60,491
Net realized gains (losses)	848,950	80,554	175,395	(4,416)	301,102	93,525
Change in unrealized gains (losses)	1,467,904	(222,336)	475,494	115,328	1,030,662	249,084
Net realized and change in unrealized gains (losses) on investments	2,316,854	(141,782)	650,889	110,912	1,331,764	342,609
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 2,321,180	$ (23,771)	$ 673,845	$ 153,865	$ 1,412,897	$ 441,141

See notes to financial statements.

9

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	DWS Global Small Cap VIP Class A	DWS Small Cap Index VIP Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes High Income Bond Fund II Class P	Federated Hermes Managed Volatility Fund II Class P	Fidelity® VIP Asset Manager Portfolio Initial Class
ASSETS						
Investments, at fair value	$ 4,890,122	$ 1,739,579	$ 5,050,648	$ 7,136,458	$ 3,270,117	$ 11,431,733
Total assets	$ 4,890,122	$ 1,739,579	$ 5,050,648	$ 7,136,458	$ 3,270,117	$ 11,431,733
NET ASSETS						
Accumulation units	$ 4,890,122	$ 1,739,579	$ 5,050,648	$ 7,136,458	$ 3,270,117	$ 11,431,733
Total net assets	$ 4,890,122	$ 1,739,579	$ 5,050,648	$ 7,136,458	$ 3,270,117	$ 11,431,733
FUND SHARE INFORMATION						
Number of shares	358,776	93,375	471,582	1,116,817	253,497	623,662
Cost of investments	$ 4,387,931	$ 1,359,263	$ 5,207,129	$ 7,192,414	$ 2,471,451	$ 9,284,219
ACCUMULATION UNIT VALUE						
Lowest	$ 60.79	$ 75.63	$ 23.38	$ 37.92	$ 30.73	$ 38.23
Highest	$ 60.79	$ 75.63	$ 25.22	$ 48.85	$ 43.49	$ 49.62

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	DWS Global Small Cap VIP Class A	DWS Small Cap Index VIP Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes High Income Bond Fund II Class P	Federated Hermes Managed Volatility Fund II Class P	Fidelity® VIP Asset Manager Portfolio Initial Class
NET INVESTMENT INCOME (LOSS)						
Dividends	$ 16,965	$ 14,396	$ 104,619	$ 344,775	$ 55,036	$ 181,949
Charges from Lincoln Benefit Life Company:						
Mortality and expense risk	—	—	(5,480)	(13,286)	(8,528)	(35,049)
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	16,965	14,396	99,139	331,489	46,508	146,900
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS						
Realized gains (losses) on fund shares:						
Proceeds from sales	354,398	160,323	496,645	594,132	293,378	554,653
Cost of investments sold	344,348	115,246	505,671	606,526	239,532	460,246
Realized gains (losses) on fund shares	10,050	45,077	(9,026)	(12,394)	53,846	94,407
Realized gain distributions	—	100,088	—	—	—	62,261
Net realized gains (losses)	10,050	145,165	(9,026)	(12,394)	53,846	156,668
Change in unrealized gains (losses)	625,465	71,734	(202,038)	2,342	413,081	704,168
Net realized and change in unrealized gains (losses) on investments	635,515	216,899	(211,064)	(10,052)	466,927	860,836
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 652,480	$ 231,295	$ (111,925)	$ 321,437	$ 513,435	$ 1,007,736

See notes to financial statements.

10

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	Fidelity® VIP ContrafundSM Portfolio Initial Class	Fidelity® VIP Emerging Markets Portfolio Initial Class	Fidelity® VIP Equity-Income PortfolioSM Initial Class	Fidelity® VIP Government Money Market Portfolio Initial Class	Fidelity® VIP Growth & Income Portfolio Initial Class	Fidelity® VIP Growth Portfolio Initial Class
ASSETS						
Investments, at fair value	$ 129,298,019	$ 1,172,795	$ 51,018,270	$ 31,214,186	$ 1,631,627	$ 97,340,040
Total assets	$ 129,298,019	$ 1,172,795	$ 51,018,270	$ 31,214,186	$ 1,631,627	$ 97,340,040
NET ASSETS						
Accumulation units	$ 129,298,019	$ 1,172,795	$ 51,018,270	$ 31,214,186	$ 1,631,627	$ 97,340,040
Total net assets	$ 129,298,019	$ 1,172,795	$ 51,018,270	$ 31,214,186	$ 1,631,627	$ 97,340,040
FUND SHARE INFORMATION						
Number of shares	2,378,988	93,227	1,950,985	31,214,186	62,228	950,308
Cost of investments	$ 76,037,402	$ 1,007,207	$ 43,358,891	$ 31,214,186	$ 1,223,342	$ 57,562,356
ACCUMULATION UNIT VALUE						
Lowest	$ 43.75	$ 20.30	$ 29.01	$ 10.82	$ 33.73	$ 55.24
Highest	$ 132.56	$ 20.30	$ 91.57	$ 16.00	$ 33.73	$ 153.49

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Fidelity® VIP ContrafundSM Portfolio Initial Class	Fidelity® VIP Emerging Markets Portfolio Initial Class	Fidelity® VIP Equity-Income PortfolioSM Initial Class	Fidelity® VIP Government Money Market Portfolio Initial Class	Fidelity® VIP Growth & Income Portfolio Initial Class	Fidelity® VIP Growth Portfolio Initial Class
NET INVESTMENT INCOME (LOSS)						
Dividends	$ 73,258	$ 26,172	$ 914,548	$ 2,709	$ 37,533	$ —
Charges from Lincoln Benefit Life Company:						
Mortality and expense risk	(193,306)	—	(122,048)	(15,764)	—	(230,912)
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	(120,048)	26,172	792,500	(13,055)	37,533	(230,912)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS						
Realized gains (losses) on fund shares:						
Proceeds from sales	8,654,404	139,715	3,460,797	6,875,785	197,594	8,216,476
Cost of investments sold	4,948,198	94,106	2,866,591	6,875,785	143,593	4,338,933
Realized gains (losses) on fund shares	3,706,206	45,609	594,206	—	54,001	3,877,543
Realized gain distributions	14,824,968	134,511	5,341,719	—	70,617	19,082,282
Net realized gains (losses)	18,531,174	180,120	5,935,925	—	124,618	22,959,825
Change in unrealized gains (losses)	10,472,901	(226,398)	3,621,927	—	192,304	(3,770,945)
Net realized and change in unrealized gains (losses) on investments	29,004,075	(46,278)	9,557,852	—	316,922	19,188,880
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 28,884,027	$ (20,106)	$ 10,350,352	$ (13,055)	$ 354,455	$ 18,957,968

See notes to financial statements.

11

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	Fidelity® VIP High Income Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Service Class	Fidelity® VIP Investment Grade Bond Portfolio Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class	Fidelity® VIP Overseas Portfolio Initial Class
ASSETS						
Investments, at fair value	$ 788,564	$ 101,395,638	$ 13,877,596	$ 8,430,758	$ 5,253,588	$ 20,696,547
Total assets	$ 788,564	$ 101,395,638	$ 13,877,596	$ 8,430,758	$ 5,253,588	$ 20,696,547
NET ASSETS						
Accumulation units	$ 788,564	$ 101,395,639	$ 13,877,596	$ 8,430,758	$ 5,253,588	$ 20,696,547
Total net assets	$ 788,564	$ 101,395,638	$ 13,877,596	$ 8,430,758	$ 5,253,588	$ 20,696,547
FUND SHARE INFORMATION						
Number of shares	150,203	216,532	29,759	631,517	127,607	706,849
Cost of investments	$ 814,892	$ 39,264,151	$ 7,616,392	$ 8,192,080	$ 4,345,060	$ 13,740,318
ACCUMULATION UNIT VALUE						
Lowest	$ 21.79	$ 55.59	$ 43.80	$ 18.20	$ 35.62	$ 38.26
Highest	$ 21.79	$ 66.43	$ 43.80	$ 22.14	$ 35.62	$ 44.38

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Fidelity® VIP High Income Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Service Class	Fidelity® VIP Investment Grade Bond Portfolio Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class	Fidelity® VIP Overseas Portfolio Initial Class
NET INVESTMENT INCOME (LOSS)						
Dividends	$ 41,590	$ 1,159,111	$ 148,033	$ 170,791	$ 30,249	$ 102,496
Charges from Lincoln Benefit Life Company:						
Mortality and expense risk	—	(53,121)	—	—	—	(26,416)
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	41,590	1,105,990	148,033	170,791	30,249	76,080
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS						
Realized gains (losses) on fund shares:						
Proceeds from sales	108,396	5,625,477	873,912	513,196	339,189	1,155,069
Cost of investments sold	109,008	2,225,502	398,618	480,205	249,527	781,640
Realized gains (losses) on fund shares	(612)	3,399,975	475,294	32,991	89,662	373,429
Realized gain distributions	—	668,211	90,355	225,472	785,693	1,453,333
Net realized gains (losses)	(612)	4,068,186	565,649	258,463	875,355	1,826,762
Change in unrealized gains (losses)	(6,380)	17,761,928	2,403,296	(473,000)	181,448	1,539,484
Net realized and change in unrealized gains (losses) on investments	(6,992)	21,830,114	2,968,945	(214,537)	1,056,803	3,366,246
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 34,598	$ 22,936,104	$ 3,116,978	$ (43,746)	$ 1,087,052	$ 3,442,326

See notes to financial statements.

12

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	Fidelity® VIP Real Estate Portfolio Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class	Franklin Templeton Global Bond VIP Fund Class 1	Franklin Templeton Income VIP Fund Class 1	Franklin Templeton Mutual Global Discovery VIP Fund Class 1	Franklin Templeton Mutual Shares VIP Fund Class 1
ASSETS						
Investments, at fair value	$ 3,335,857	$ 522,268	$ 1,026,829	$ 1,186,193	$ 1,391,957	$ 651,299
Total assets	$ 3,335,857	$ 522,268	$ 1,026,829	$ 1,186,193	$ 1,391,957	$ 651,299
NET ASSETS						
Accumulation units	$ 3,335,857	$ 522,268	$ 1,026,829	$ 1,186,193	$ 1,391,957	$ 651,299
Total net assets	$ 3,335,857	$ 522,268	$ 1,026,829	$ 1,186,193	$ 1,391,957	$ 651,299
FUND SHARE INFORMATION						
Number of shares	140,103	31,846	74,300	67,899	68,502	33,196
Cost of investments	$ 2,574,520	$ 434,342	$ 1,215,334	$ 1,062,330	$ 1,305,981	$ 606,591
ACCUMULATION UNIT VALUE						
Lowest	$ 27.95	$ 34.04	$ 15.75	$ 23.00	$ 23.36	$ 22.51
Highest	$ 27.95	$ 34.04	$ 15.75	$ 23.00	$ 23.36	$ 22.51

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Fidelity® VIP Real Estate Portfolio Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class	Franklin Templeton Global Bond VIP Fund Class 1	Franklin Templeton Income VIP Fund Class 1	Franklin Templeton Mutual Global Discovery VIP Fund Class 1	Franklin Templeton Mutual Shares VIP Fund Class 1
NET INVESTMENT INCOME (LOSS)						
Dividends	$ 33,736	$ 7,329	$ —	$ 51,518	$ 38,069	$ 19,318
Charges from Lincoln Benefit Life Company:						
Mortality and expense risk	—	—	—	—	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	33,736	7,329	—	51,518	38,069	19,318
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS						
Realized gains (losses) on fund shares:						
Proceeds from sales	212,141	104,393	85,031	70,613	125,370	79,790
Cost of investments sold	183,257	79,370	101,491	65,630	123,593	76,637
Realized gains (losses) on fund shares	28,884	25,023	(16,460)	4,983	1,777	3,153
Realized gain distributions	17,619	40,629	—	—	—	—
Net realized gains (losses)	46,503	65,652	(16,460)	4,983	1,777	3,153
Change in unrealized gains (losses)	868,503	55,349	(28,970)	114,233	190,599	87,649
Net realized and change in unrealized gains (losses) on investments	915,006	121,001	(45,430)	119,216	192,376	90,802
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 948,742	$ 128,330	$ (45,430)	$ 170,734	$ 230,445	$ 110,120

See notes to financial statements.

13

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	Franklin Templeton Small Cap Value VIP Fund Class 1	Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1	Franklin Templeton Strategic Income VIP Fund Class 1	Franklin Templeton U.S. Government Securities VIP Fund Class 1	Guggenheim VT U.S. Long Short Equity Fund	Invesco Oppenheimer VI International Growth Fund Series I
ASSETS						
Investments, at fair value	$ 1,997,699	$ 1,776,298	$ 732,738	$ 557,457	$ 1,165,714	$ 2,759,394
Total assets	$ 1,997,699	$ 1,776,298	$ 732,738	$ 557,457	$ 1,165,714	$ 2,759,394
NET ASSETS						
Accumulation units	$ 1,997,699	$ 1,776,298	$ 732,738	$ 557,457	$ 1,165,714	$ 2,759,394
Total net assets	$ 1,997,699	$ 1,776,298	$ 732,738	$ 557,457	$ 1,165,714	$ 2,759,394
FUND SHARE INFORMATION						
Number of shares	108,394	66,478	68,931	47,043	65,822	944,998
Cost of investments	$ 1,775,811	$ 1,382,517	$ 764,221	$ 588,278	$ 913,287	$ 2,186,133
ACCUMULATION UNIT VALUE						
Lowest	$ 34.00	$ 47.21	$ 18.44	$ 14.16	$ 32.51	$ 22.39
Highest	$ 34.00	$ 47.21	$ 18.44	$ 14.16	$ 32.51	$ 73.76

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Franklin Templeton Small Cap Value VIP Fund Class 1	Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1	Franklin Templeton Strategic Income VIP Fund Class 1	Franklin Templeton U.S. Government Securities VIP Fund Class 1	Guggenheim VT U.S. Long Short Equity Fund	Invesco Oppenheimer VI International Growth Fund Series I
NET INVESTMENT INCOME (LOSS)						
Dividends	$ 21,936	$ —	$ 24,033	$ 13,959	$ 6,759	$ —
Charges from Lincoln Benefit Life Company:						
Mortality and expense risk	—	—	—	—	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	21,936	—	24,033	13,959	6,759	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS						
Realized gains (losses) on fund shares:						
Proceeds from sales	246,366	66,964	28,328	12,768	79,733	146,276
Cost of investments sold	229,495	51,039	30,052	13,353	68,069	110,817
Realized gains (losses) on fund shares	16,871	15,925	(1,724)	(585)	11,664	35,459
Realized gain distributions	48,923	170,272	—	—	—	256,157
Net realized gains (losses)	65,794	186,197	(1,724)	(585)	11,664	291,616
Change in unrealized gains (losses)	341,821	(25,431)	(6,509)	(21,927)	204,910	(38,648)
Net realized and change in unrealized gains (losses) on investments	407,615	160,766	(8,233)	(22,512)	216,574	252,968
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 429,551	$ 160,766	$ 15,800	$ (8,553)	$ 223,333	$ 252,968

See notes to financial statements.

14

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	Invesco Oppenheimer VI International Growth Fund Series II	Invesco V.I. American Franchise	Invesco V.I. American Value*	Invesco V.I. Conservative Balance Fund - Series I*	Invesco V.I. Core Bond Fund - Series I*	Invesco V.I. Core Equity
ASSETS						
Investments, at fair value	$ 2,004,999	$ 3,654,846	$ 18,978,508	$ 576,037	$ 373,374	$ 830,000
Total assets	$ 2,004,999	$ 3,654,846	$ 18,978,508	$ 576,037	$ 373,374	$ 830,000
NET ASSETS						
Accumulation units	$ 2,004,999	$ 3,654,846	$ 18,978,508	$ 576,037	$ 373,374	$ 830,000
Total net assets	$ 2,004,999	$ 3,654,846	$ 18,978,508	$ 576,037	$ 373,374	$ 830,000
FUND SHARE INFORMATION						
Number of shares	655,229	41,237	942,797	31,070	47,868	21,963
Cost of investments	$ 1,511,517	$ 2,351,872	$ 15,849,921	$ 476,660	$ 378,798	$ 684,357
ACCUMULATION UNIT VALUE						
Lowest	$ 36.71	$ 42.55	$ 29.47	$ 18.22	$ 12.14	$ 36.84
Highest	$ 36.71	$ 42.55	$ 47.49	$ 18.22	$ 12.14	$ 36.84

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Invesco Oppenheimer VI International Growth Fund Series II	Invesco V.I. American Franchise	Invesco V.I. American Value*	Invesco V.I. Conservative Balance Fund - Series I*	Invesco V.I. Core Bond Fund - Series I*	Invesco V.I. Core Equity
NET INVESTMENT INCOME (LOSS)						
Dividends	$ —	$ —	$ 79,848	$ 8,554	$ 7,623	$ 5,111
Charges from Lincoln Benefit Life Company:						
Mortality and expense risk	(14,369)	—	(16,303)	—	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	(14,369)	—	63,545	8,554	7,623	5,111
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS						
Realized gains (losses) on fund shares:						
Proceeds from sales	362,310	177,913	1,613,989	50,990	19,377	44,523
Cost of investments sold	255,588	94,853	1,419,413	38,027	18,402	38,050
Realized gains (losses) on fund shares	106,722	83,060	194,576	12,963	975	6,473
Realized gain distributions	180,161	420,659	—	29,245	13,566	17,507
Net realized gains (losses)	286,883	503,719	194,576	42,208	14,541	23,980
Change in unrealized gains (losses)	(95,009)	(108,844)	2,783,629	4,866	(27,437)	154,391
Net realized and change in unrealized gains (losses) on investments	191,874	394,875	2,978,205	47,074	(12,896)	178,371
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 177,505	$ 394,875	$ 3,041,750	$ 55,628	$ (5,273)	$ 183,482

See notes to financial statements.

15

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	Invesco V.I. Discovery Mid Cap Growth Fund - Series I*	Invesco V.I. Discovery Mid Cap Growth Fund - Series II*	Invesco V.I. Global Fund - Series I*	Invesco V.I. Global Fund - Series II*	Invesco V.I. Global Strategic Income - Fund Series I*	Invesco V.I. Government Securities
ASSETS						
Investments, at fair value	$ 7,858,509	$ 2,464,421	$ 1,924,247	$ 15,704,679	$ 313,383	$ 1,263,466
Total assets	$ 7,858,509	$ 2,464,421	$ 1,924,247	$ 15,704,679	$ 313,383	$ 1,263,466
NET ASSETS						
Accumulation units	$ 7,858,509	$ 2,464,421	$ 1,924,247	$ 15,704,679	$ 313,383	$ 1,263,466
Total net assets	$ 7,858,509	$ 2,464,421	$ 1,924,247	$ 15,704,679	$ 313,383	$ 1,263,466
FUND SHARE INFORMATION						
Number of shares	68,555	23,751	33,629	279,542	70,423	110,058
Cost of investments	$ 5,292,375	$ 1,929,044	$ 1,336,896	$ 10,063,787	$ 351,057	$ 1,295,215
ACCUMULATION UNIT VALUE						
Lowest	$ 58.29	$ 17.37	$ 35.12	$ 54.17	$ 15.64	$ 12.74
Highest	$ 58.29	$ 17.57	$ 35.12	$ 54.17	$ 15.64	$ 12.74

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Invesco V.I. Discovery Mid Cap Growth Fund - Series I*	Invesco V.I. Discovery Mid Cap Growth Fund - Series II*	Invesco V.I. Global Fund - Series I*	Invesco V.I. Global Fund - Series II*	Invesco V.I. Global Strategic Income - Fund Series I*	Invesco V.I. Government Securities
NET INVESTMENT INCOME (LOSS)						
Dividends	$ —	$ —	$ —	$ —	$ 15,469	$ 30,915
Charges from Lincoln Benefit Life Company:						
Mortality and expense risk	—	(8,152)	—	—	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	—	(8,152)	—	—	15,469	30,915
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS						
Realized gains (losses) on fund shares:						
Proceeds from sales	760,128	315,465	237,407	1,065,123	33,472	413,502
Cost of investments sold	477,914	220,634	153,504	673,327	37,121	409,408
Realized gains (losses) on fund shares	282,214	94,831	83,903	391,796	(3,649)	4,094
Realized gain distributions	812,555	267,719	95,684	801,015	—	—
Net realized gains (losses)	1,094,769	362,550	179,587	1,192,811	(3,649)	4,094
Change in unrealized gains (losses)	229,504	29,411	97,508	939,853	(22,648)	(64,138)
Net realized and change in unrealized gains (losses) on investments	1,324,273	391,961	277,095	2,132,664	(26,297)	(60,044)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 1,324,273	$ 383,809	$ 277,095	$ 2,132,664	$ (10,828)	$ (29,129)

See notes to financial statements.

16

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	Invesco V.I. Growth and Income Fund Series I	Invesco V.I. Growth and Income Fund Series II	Invesco V.I. High Yield	Invesco V.I. Main Street Fund® - Series I*	Invesco V.I. Main Street Mid Cap Fund - Series I*	Invesco V.I. Main Street Small Cap Fund® - Series I*
ASSETS						
Investments, at fair value	$ 8,027,829	$ 6,078,023	$ 411,075	$ 976,031	$ 3,304,178	$ 16,793,888
Total assets	$ 8,027,829	$ 6,078,023	$ 411,075	$ 976,031	$ 3,304,178	$ 16,793,888
NET ASSETS						
Accumulation units	$ 8,027,829	$ 6,078,023	$ 411,075	$ 976,031	$ 3,304,178	$ 16,793,888
Total net assets	$ 8,027,829	$ 6,078,023	$ 411,075	$ 976,031	$ 3,304,178	$ 16,793,888
FUND SHARE INFORMATION						
Number of shares	338,727	256,890	78,599	27,241	254,755	533,648
Cost of investments	$ 6,545,745	$ 5,062,539	$ 419,337	$ 822,083	$ 3,000,354	$ 11,455,507
ACCUMULATION UNIT VALUE						
Lowest	$ 30.84	$ 39.24	$ 16.65	$ 19.29	$ 39.83	$ 42.33
Highest	$ 60.70	$ 45.03	$ 16.65	$ 19.29	$ 39.83	$ 92.61

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Invesco V.I. Growth and Income Fund Series I	Invesco V.I. Growth and Income Fund Series II	Invesco V.I. High Yield	Invesco V.I. Main Street Fund® - Series I*	Invesco V.I. Main Street Mid Cap Fund - Series I*	Invesco V.I. Main Street Small Cap Fund® - Series I*
NET INVESTMENT INCOME (LOSS)						
Dividends	$ 117,490	$ 80,067	$ 19,352	$ 6,407	$ 14,022	$ 60,689
Charges from Lincoln Benefit Life Company:						
Mortality and expense risk	—	(15,135)	—	—	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	117,490	64,932	19,352	6,407	14,022	60,689
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS						
Realized gains (losses) on fund shares:						
Proceeds from sales	490,792	780,195	24,206	80,220	157,010	1,396,445
Cost of investments sold	441,603	701,678	24,133	69,049	153,048	918,214
Realized gains (losses) on fund shares	49,189	78,517	73	11,171	3,962	478,231
Realized gain distributions	—	—	—	52,228	—	1,020,608
Net realized gains (losses)	49,189	78,517	73	63,399	3,962	1,498,839
Change in unrealized gains (losses)	1,658,138	1,211,555	(1,994)	142,326	614,248	1,683,906
Net realized and change in unrealized gains (losses) on investments	1,707,327	1,290,072	(1,921)	205,725	618,210	3,182,745
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 1,824,817	$ 1,355,004	$ 17,431	$ 212,132	$ 632,232	$ 3,243,434

See notes to financial statements.

17

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	Invesco V.I. Main Street Small Cap Fund® - Series II*	Invesco V.I. Value Opportunity*	Janus Henderson Balanced Portfolio Institutional Shares	Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Flexible Bond Portfolio Institutional Shares
ASSETS						
Investments, at fair value	$ 8,639,081	$ —	$ 46,790,379	$ 10,875,324	$ 64,851,094	$ 6,577,743
Total assets	$ 8,639,081	$ —	$ 46,790,379	$ 10,875,324	$ 64,851,094	$ 6,577,743
NET ASSETS						
Accumulation units	$ 8,639,081	$ —	$ 46,790,379	$ 10,875,324	$ 64,851,093	$ 6,577,743
Total net assets	$ 8,639,081	$ —	$ 46,790,379	$ 10,875,324	$ 64,851,094	$ 6,577,743
FUND SHARE INFORMATION						
Number of shares	280,217	—	931,708	204,654	645,220	545,871
Cost of investments	$ 6,570,094	$ —	$ 27,157,530	$ 6,589,691	$ 33,978,857	$ 6,600,004
ACCUMULATION UNIT VALUE						
Lowest	$ 57.53	$ —	$ 35.28	$ 56.99	$ 48.92	$ 19.33
Highest	$ 66.02	$ —	$ 123.08	$ 56.99	$ 168.86	$ 42.56

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Invesco V.I. Main Street Small Cap Fund® - Series II*	Invesco V.I. Value Opportunity*	Janus Henderson Balanced Portfolio Institutional Shares	Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Flexible Bond Portfolio Institutional Shares
NET INVESTMENT INCOME (LOSS)						
Dividends	$ 13,994	$ 56,503	$ 398,659	$ 67,562	$ 198,567	$ 134,695
Charges from Lincoln Benefit Life Company:						
Mortality and expense risk	(13,622)	(1,140)	(103,926)	—	(178,551)	(7,528)
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	372	55,363	294,733	67,562	20,016	127,167
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS						
Realized gains (losses) on fund shares:						
Proceeds from sales	1,759,992	7,855,366	3,162,761	530,775	4,829,314	502,068
Cost of investments sold	1,246,998	7,419,930	1,956,930	339,392	2,451,500	495,350
Realized gains (losses) on fund shares	512,994	435,436	1,205,831	191,383	2,377,814	6,718
Realized gain distributions	489,318	190,455	343,488	73,627	5,239,957	174,305
Net realized gains (losses)	1,002,312	625,891	1,549,319	265,010	7,617,771	181,023
Change in unrealized gains (losses)	586,681	803,683	5,050,939	1,243,534	1,898,962	(373,816)
Net realized and change in unrealized gains (losses) on investments	1,588,993	1,429,574	6,600,258	1,508,544	9,516,733	(192,793)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 1,589,365	$ 1,484,937	$ 6,894,991	$ 1,576,106	$ 9,536,749	$ (65,626)

See notes to financial statements.

18

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Service Shares	Janus Henderson Global Technology Portfolio Institutional Shares	Janus Henderson Mid Cap Value Portfolio Institutional Shares	Janus Henderson Mid Cap Value Portfolio Service Shares
ASSETS						
Investments, at fair value	$ 13,847,104	$ 39,169,843	$ 1,842,746	$ 2,242,501	$ 895,564	$ 5,473,228
Total assets	$ 13,847,104	$ 39,169,843	$ 1,842,746	$ 2,242,501	$ 895,564	$ 5,473,228
NET ASSETS						
Accumulation units	$ 13,847,104	$ 39,169,843	$ 1,842,746	$ 2,242,501	$ 895,564	$ 5,473,228
Total net assets	$ 13,847,104	$ 39,169,843	$ 1,842,746	$ 2,242,501	$ 895,564	$ 5,473,228
FUND SHARE INFORMATION						
Number of shares	224,245	549,521	26,587	108,072	46,839	298,106
Cost of investments	$ 9,071,354	$ 19,354,079	$ 1,050,841	$ 1,381,334	$ 751,077	$ 4,572,312
ACCUMULATION UNIT VALUE						
Lowest	$ 50.38	$ 41.74	$ 50.36	$ 86.75	$ 28.55	$ 43.22
Highest	$ 100.38	$ 80.62	$ 50.36	$ 86.75	$ 28.55	$ 43.22

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Service Shares	Janus Henderson Global Technology Portfolio Institutional Shares	Janus Henderson Mid Cap Value Portfolio Institutional Shares	Janus Henderson Mid Cap Value Portfolio Service Shares
NET INVESTMENT INCOME (LOSS)						
Dividends	$ —	$ 196,185	$ 6,352	$ 4,480	$ 3,808	$ 15,862
Charges from Lincoln Benefit Life Company:						
Mortality and expense risk	(5,219)	(117,438)	—	—	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	(5,219)	78,747	6,352	4,480	3,808	15,862
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS						
Realized gains (losses) on fund shares:						
Proceeds from sales	1,345,872	2,479,065	38,730	251,626	70,424	373,163
Cost of investments sold	897,199	1,190,735	20,230	146,614	62,857	334,753
Realized gains (losses) on fund shares	448,673	1,288,330	18,500	105,012	7,567	38,410
Realized gain distributions	1,523,588	1,752,149	82,662	284,491	—	—
Net realized gains (losses)	1,972,261	3,040,479	101,162	389,503	7,567	38,410
Change in unrealized gains (losses)	695,456	2,950,950	170,966	(42,365)	137,797	861,707
Net realized and change in unrealized gains (losses) on investments	2,667,717	5,991,429	272,128	347,138	145,364	900,117
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 2,662,498	$ 6,070,176	$ 278,480	$ 351,618	$ 149,172	$ 915,979

See notes to financial statements.

19

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	Janus Henderson Overseas Portfolio Institutional Shares	Janus Henderson Overseas Portfolio Service Shares	Janus Henderson Research Portfolio Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio	Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I	Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I
ASSETS						
Investments, at fair value	$ 1,434,555	$ 6,281,578	$ 52,262,952	$ 1,440,367	$ 5,564,631	$ 2,488,391
Total assets	$ 1,434,555	$ 6,281,578	$ 52,262,952	$ 1,440,367	$ 5,564,631	$ 2,488,391
NET ASSETS						
Accumulation units	$ 1,434,555	$ 6,281,578	$ 52,262,952	$ 1,440,367	$ 5,564,631	$ 2,488,391
Total net assets	$ 1,434,555	$ 6,281,578	$ 52,262,952	$ 1,440,367	$ 5,564,631	$ 2,488,391
FUND SHARE INFORMATION						
Number of shares	$ 33,432	$ 153,135	$ 928,129	$ 65,891	$ 244,707	$ 346,091
Cost of investments	$ 1,073,031	$ 5,420,838	$ 27,610,281	$ 1,304,906	$ 4,944,771	$ 2,620,412
ACCUMULATION UNIT VALUE						
Lowest	$ 13.11	$ 11.65	$ 66.42	$ 64.22	$ 39.85	$ 28.03
Highest	$ 13.11	$ 12.75	$ 117.61	$ 64.22	$ 45.10	$ 28.03

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Janus Henderson Overseas Portfolio Institutional Shares	Janus Henderson Overseas Portfolio Service Shares	Janus Henderson Research Portfolio Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio	Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I	Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I
NET INVESTMENT INCOME (LOSS)						
Dividends	$ 15,989	$ 63,537	$ 49,496	$ 27,292	$ 53,765	$ 110,875
Charges from Lincoln Benefit Life Company:						
Mortality and expense risk	—	(3,284)	(161,182)	—	(4,077)	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	15,989	60,253	(111,686)	27,292	49,688	110,875
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS						
Realized gains (losses) on fund shares:						
Proceeds from sales	111,698	523,029	3,843,765	103,001	1,208,832	137,112
Cost of investments sold	96,279	511,392	2,115,349	91,875	1,015,253	139,822
Realized gains (losses) on fund shares	15,419	11,637	1,728,416	11,126	193,579	(2,710)
Realized gain distributions	—	—	2,486,444	—	446,735	—
Net realized gains (losses)	15,419	11,637	4,214,860	11,126	640,314	(2,710)
Change in unrealized gains (losses)	141,120	673,170	4,894,868	37,129	446,196	(75,830)
Net realized and change in unrealized gains (losses) on investments	156,539	684,807	9,109,728	48,255	1,086,510	(78,540)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 172,528	$ 745,060	$ 8,998,042	$ 75,547	$ 1,136,198	$ 32,335

See notes to financial statements.

20

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	MFS® High Yield Portfolio Initial Class	MFS® Investors Trust Series Initial Class	MFS® Mass Investors Growth Stock Portfolio Initial Class	MFS® New Discovery Series Initial Class	MFS® Total Return Series Initial Class	MFS® Utilities Series Initial Class
ASSETS						
Investments, at fair value	$ 1,566,815	$ 7,399,306	$ 2,009,285	$ 16,236,541	$ 14,580,563	$ 3,477,028
Total assets	$ 1,566,815	$ 7,399,306	$ 2,009,285	$ 16,236,541	$ 14,580,563	$ 3,477,028
NET ASSETS						
Accumulation units	$ 1,566,815	$ 7,399,306	$ 2,009,285	$ 16,236,541	$ 14,580,563	$ 3,477,028
Total net assets	$ 1,566,815	$ 7,399,306	$ 2,009,285	$ 16,236,541	$ 14,580,563	$ 3,477,028
FUND SHARE INFORMATION						
Number of shares	$ 280,289	$ 165,459	$ 72,879	$ 696,847	$ 524,858	$ 90,760
Cost of investments	$ 1,642,137	$ 3,990,790	$ 1,419,606	$ 12,772,026	$ 11,290,961	$ 2,637,272
ACCUMULATION UNIT VALUE						
Lowest	$ 15.05	$ 56.28	$ 29.25	$ 118.59	$ 48.32	$ 92.69
Highest	$ 15.05	$ 56.28	$ 29.25	$ 118.59	$ 48.32	$ 92.69

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	MFS® High Yield Portfolio Initial Class	MFS® Investors Trust Series Initial Class	MFS® Mass Investors Growth Stock Portfolio Initial Class	MFS® New Discovery Series Initial Class	MFS® Total Return Series Initial Class	MFS® Utilities Series Initial Class
NET INVESTMENT INCOME (LOSS)						
Dividends	$ 74,701	$ 42,481	$ 4,482	$ —	$ 253,271	$ 56,564
Charges from Lincoln Benefit Life Company:						
Mortality and expense risk	—	—	—	—	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	74,701	42,481	4,482	—	253,271	56,564
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS						
Realized gains (losses) on fund shares:						
Proceeds from sales	45,295	387,226	128,731	1,146,627	1,082,027	221,209
Cost of investments sold	47,302	218,869	89,408	746,053	836,910	173,185
Realized gains (losses) on fund shares	(2,007)	168,357	39,323	400,574	245,117	48,024
Realized gain distributions	—	213,600	238,674	2,677,546	674,602	110,220
Net realized gains (losses)	(2,007)	381,957	277,997	3,078,120	919,719	158,244
Change in unrealized gains (losses)	(22,152)	1,176,056	141,515	(2,732,800)	682,020	220,077
Net realized and change in unrealized gains (losses) on investments	(24,159)	1,558,013	419,512	345,320	1,601,739	378,321
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 50,542	$ 1,600,494	$ 423,994	$ 345,320	$ 1,855,010	$ 434,885

See notes to financial statements.

21

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	MFS® Value Series Initial Class	MFS® VIT Growth Series Initial Class	MFS® VIT New Discovery Series Service Class	MFS® VIT Research Series Initial Class	Morgan Stanley VIF Emerging Markets Equity Portfolio Class I	Morgan Stanley VIF Growth Portfolio Class I
ASSETS						
Investments, at fair value	$ 3,087,685	$ 14,813,571	$ 998,832	$ 6,398,855	$ 645,421	$ 8,916,320
Total assets	$ 3,087,685	$ 14,813,571	$ 998,832	$ 6,398,855	$ 645,421	$ 8,916,320
NET ASSETS						
Accumulation units	$ 3,087,685	$ 14,813,571	$ 998,832	$ 6,398,855	$ 645,421	$ 8,916,320
Total net assets	$ 3,087,685	$ 14,813,571	$ 998,832	$ 6,398,855	$ 645,421	$ 8,916,320
FUND SHARE INFORMATION						
Number of shares	$ 124,906	$ 186,663	$ 50,344	$ 165,816	$ 35,639	$ 165,978
Cost of investments	$ 2,167,921	$ 7,924,781	$ 977,178	$ 4,009,617	$ 525,933	$ 6,648,150
ACCUMULATION UNIT VALUE						
Lowest	$ 51.07	$ 89.96	$ 59.07	$ 62.58	$ 12.94	$ 90.90
Highest	$ 51.07	$ 89.96	$ 59.07	$ 62.58	$ 12.94	$ 140.88

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	MFS® Value Series Initial Class	MFS® VIT Growth Series Initial Class	MFS® VIT New Discovery Series Service Class	MFS® VIT Research Series Initial Class	Morgan Stanley VIF Emerging Markets Equity Portfolio Class I	Morgan Stanley VIF Growth Portfolio Class I
NET INVESTMENT INCOME (LOSS)						
Dividends	$ 38,072	$ —	$ —	$ 32,148	$ 5,189	$ —
Charges from Lincoln Benefit Life Company:						
Mortality and expense risk	—	—	(7,679)	—	—	(15,169)
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	38,072	—	(7,679)	32,148	5,189	(15,169)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS						
Realized gains (losses) on fund shares:						
Proceeds from sales	178,668	1,392,645	469,869	347,187	21,909	1,274,694
Cost of investments sold	129,524	666,484	367,432	222,065	16,770	655,355
Realized gains (losses) on fund shares	49,144	726,161	102,437	125,122	5,139	619,339
Realized gain distributions	63,400	1,891,615	185,897	336,784	—	2,378,023
Net realized gains (losses)	112,544	2,617,776	288,334	461,906	5,139	2,997,362
Change in unrealized gains (losses)	482,098	332,409	(275,138)	807,975	6,431	(2,983,069)
Net realized and change in unrealized gains (losses) on investments	594,642	2,950,185	13,196	1,269,881	11,570	14,293
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 632,714	$ 2,950,185	$ 5,517	$ 1,302,029	$ 16,759	$ (876)

See notes to financial statements.

22

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	Morgan Stanley VIF U.S. Real Estate Portfolio Class I	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	Morningstar Balanced ETF Asset Allocation Portfolio Class I	Morningstar Conservative ETF Asset Allocation Portfolio Class I	Morningstar Growth ETF Asset Allocation Portfolio Class I	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I
ASSETS						
Investments, at fair value	$ 7,418,678	$ 13,387,391	$ 12,782,527	$ 1,350,828	$ 22,991,440	$ 2,769,229
Total assets	$ 7,418,678	$ 13,387,391	$ 12,782,527	$ 1,350,828	$ 22,991,440	$ 2,769,229
NET ASSETS						
Accumulation units	$ 7,418,678	$ 13,387,391	$ 12,782,527	$ 1,350,828	$ 22,991,440	$ 2,769,229
Total net assets	$ 7,418,678	$ 13,387,391	$ 12,782,527	$ 1,350,828	$ 22,991,440	$ 2,769,229
FUND SHARE INFORMATION						
Number of shares	$ 316,092	$ 889,528	$ 1,097,213	$ 118,183	$ 1,794,804	$ 263,235
Cost of investments	$ 5,391,347	$ 10,473,673	$ 11,704,165	$ 1,318,471	$ 19,482,539	$ 2,702,185
ACCUMULATION UNIT VALUE						
Lowest	$ 61.98	$ 24.82	$ 21.46	$ 16.07	$ 23.64	$ 18.81
Highest	$ 61.98	$ 38.43	$ 28.29	$ 17.56	$ 34.40	$ 22.38

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Morgan Stanley VIF U.S. Real Estate Portfolio Class I	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	Morningstar Balanced ETF Asset Allocation Portfolio Class I	Morningstar Conservative ETF Asset Allocation Portfolio Class I	Morningstar Growth ETF Asset Allocation Portfolio Class I	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I
NET INVESTMENT INCOME (LOSS)						
Dividends	$ 135,720	$ 166,666	$ 198,883	$ 22,104	$ 317,427	$ 48,311
Charges from Lincoln Benefit Life Company:						
Mortality and expense risk	—	(1,154)	(5,141)	(223)	(1,111)	(1,101)
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	135,720	165,512	193,742	21,881	316,316	47,210
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS						
Realized gains (losses) on fund shares:						
Proceeds from sales	548,827	713,684	830,166	195,592	2,498,173	361,869
Cost of investments sold	440,488	541,504	740,618	185,192	2,079,538	343,617
Realized gains (losses) on fund shares	108,339	172,180	89,548	10,400	418,635	18,252
Realized gain distributions	—	275,933	490,682	35,802	772,363	89,081
Net realized gains (losses)	108,339	448,113	580,230	46,202	1,190,998	107,333
Change in unrealized gains (losses)	1,951,627	1,477,835	495,846	(33,952)	1,622,167	24,950
Net realized and change in unrealized gains (losses) on investments	2,059,966	1,925,948	1,076,076	12,250	2,813,165	132,283
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 2,195,686	$ 2,091,460	$ 1,269,818	$ 34,131	$ 3,129,481	$ 179,493

See notes to financial statements.

23

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	PIMCO VIT Real Return Portfolio Admin. Shares	PIMCO VIT Total Return Portfolio Admin. Shares	Putnam VT High Yield Fund Class IA	Putnam VT International Value Fund Class IA	Putnam VT International Value Fund Class IB
ASSETS						
Investments, at fair value	$ 3,206,454	$ 4,546,055	$ 15,047,387	$ 1,265,002	$ 567,123	$ 2,682,549
Total assets	$ 3,206,454	$ 4,546,055	$ 15,047,387	$ 1,265,002	$ 567,123	$ 2,682,549
NET ASSETS						
Accumulation units	$ 3,206,454	$ 4,546,055	$ 15,047,387	$ 1,265,002	$ 567,123	$ 2,682,549
Total net assets	$ 3,206,454	$ 4,546,055	$ 15,047,387	$ 1,265,002	$ 567,123	$ 2,682,549
FUND SHARE INFORMATION						
Number of shares	$ 298,275	$ 324,950	$ 1,398,456	$ 200,794	$ 49,229	$ 235,932
Cost of investments	$ 3,193,585	$ 4,221,394	$ 15,278,327	$ 1,284,833	$ 503,575	$ 2,463,313
ACCUMULATION UNIT VALUE						
Lowest	$ 22.43	$ 22.14	$ 22.21	$ 38.86	$ 36.54	$ 23.11
Highest	$ 25.74	$ 22.14	$ 25.49	$ 38.86	$ 36.54	$ 26.52

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	PIMCO VIT Real Return Portfolio Admin. Shares	PIMCO VIT Total Return Portfolio Admin. Shares	Putnam VT High Yield Fund Class IA	Putnam VT International Value Fund Class IA	Putnam VT International Value Fund Class IB
NET INVESTMENT INCOME (LOSS)						
Dividends	$ 50,246	$ 214,970	$ 272,732	$ 59,058	$ 16,560	$ 53,972
Charges from Lincoln Benefit Life Company:						
Mortality and expense risk	(2,763)	—	(13,352)	—	—	(4,071)
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	47,483	214,970	259,380	59,058	16,560	49,901
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS						
Realized gains (losses) on fund shares:						
Proceeds from sales	252,806	149,186	1,139,563	29,569	280,075	288,509
Cost of investments sold	243,521	140,423	1,127,863	30,634	245,921	272,247
Realized gains (losses) on fund shares	9,285	8,763	11,700	(1,065)	34,154	16,262
Realized gain distributions	27,744	—	638,284	—	9,549	34,001
Net realized gains (losses)	37,029	8,763	649,984	(1,065)	43,703	50,263
Change in unrealized gains (losses)	(149,945)	15,639	(1,110,658)	3,974	50,263	262,904
Net realized and change in unrealized gains (losses) on investments	(112,916)	24,402	(460,674)	2,909	93,966	313,167
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (65,433)	$ 239,372	$ (201,294)	$ 61,967	$ 110,526	$ 363,068

See notes to financial statements.

24

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	T. Rowe Price All-Cap Opportunities Portfolio - I*	T. Rowe Price Blue Chip Growth Portfolio I	T. Rowe Price Equity Income Portfolio I	T. Rowe Price International Stock I	T. Rowe Price Mid-Cap Growth I	VanEck VIP Emerging Markets Fund Initial Class
ASSETS						
Investments, at fair value	$ 5,989,718	$ 9,409,387	$ 33,354,359	$ 4,756,797	$ 16,984,094	$ 4,897,438
Total assets	$ 5,989,718	$ 9,409,387	$ 33,354,359	$ 4,756,797	$ 16,984,094	$ 4,897,438
NET ASSETS						
Accumulation units	$ 5,989,718	$ 9,409,387	$ 33,354,359	$ 4,756,797	$ 16,984,094	$ 4,897,438
Total net assets	$ 5,989,718	$ 9,409,387	$ 33,354,359	$ 4,756,797	$ 16,984,094	$ 4,897,438
FUND SHARE INFORMATION						
Number of shares	$ 154,853	$ 177,135	$ 1,109,224	$ 297,114	$ 492,721	$ 340,100
Cost of investments	$ 4,544,472	$ 3,984,742	$ 27,019,132	$ 4,458,117	$ 13,111,315	$ 4,497,093
ACCUMULATION UNIT VALUE						
Lowest	$ 90.49	$ 80.12	$ 57.70	$ 29.93	$ 142.50	$ 44.38
Highest	$ 90.49	$ 80.12	$ 57.70	$ 29.93	$ 142.50	$ 44.38

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	T. Rowe Price All-Cap Opportunities Portfolio - I*	T. Rowe Price Blue Chip Growth Portfolio I	T. Rowe Price Equity Income Portfolio I	T. Rowe Price International Stock I	T. Rowe Price Mid-Cap Growth I	VanEck VIP Emerging Markets Fund Initial Class
NET INVESTMENT INCOME (LOSS)						
Dividends	$ —	$ —	$ 498,713	$ 28,819	$ —	$ 51,064
Charges from Lincoln Benefit Life Company:						
Mortality and expense risk	—	—	—	—	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	—	—	498,713	28,819	—	51,064
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS						
Realized gains (losses) on fund shares:						
Proceeds from sales	243,724	585,750	2,242,276	455,595	1,752,051	408,549
Cost of investments sold	148,876	186,904	1,757,660	381,246	1,215,976	321,564
Realized gains (losses) on fund shares	94,848	398,846	484,616	74,349	536,075	86,985
Realized gain distributions	1,116,408	1,005,680	2,320,108	318,379	1,699,504	124,695
Net realized gains (losses)	1,211,256	1,404,526	2,804,724	392,728	2,235,579	211,680
Change in unrealized gains (losses)	(166,939)	38,542	3,737,078	(359,280)	16,951	(904,662)
Net realized and change in unrealized gains (losses) on investments	1,044,317	1,443,068	6,541,802	33,448	2,252,530	(692,982)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 1,044,317	$ 1,443,068	$ 7,040,515	$ 62,267	$ 2,252,530	$ (641,918)

See notes to financial statements.

25

VanEck VIP Global Resources Fund Initial Class ASSETS Investments, at fair value $ 4,144,645 Total assets $ 4,144,645 NET ASSETS Accumulation units $ 4,144,645 Total net assets $ 4,144,645 FUND SHARE INFORMATION Number of shares $ 155,755 Cost of investments $ 3,729,219 ACCUMULATION UNIT VALUE Lowest $ 31.37 Highest $ 31.37 STATEMENT OF OPERATIONS For the Year Ended December 31, 2021 VanEck VIP Global Resources Fund Initial Class NET INVESTMENT INCOME (LOSS) Dividends $ 18,136 Charges from Lincoln Benefit Life Company: Mortality and expense risk — Policy Administration — Net investment income (loss) 18,136 NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS Realized gains (losses) on fund shares: Proceeds from sales 420,120 Cost of investments sold 441,383 Realized gains (losses) on fund shares (21,263) Realized gain distributions — Net realized gains (losses) (21,263) Change in unrealized gains (losses) 699,458 Net realized and change in unrealized gains (losses) on investments 678,195 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $ 696,331 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENT OF NET ASSETS As of December 31, 2021 See notes to financial statements. 26

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AB VPS Growth and Income Class A 2021	AB VPS International Growth Class A 2021	AB VPS International Value Class A 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 6,495	$ —	$ 6,242
Net realized gains (losses)	22,990	78,262	2,667
Change in unrealized gains (losses)	164,783	(22,537)	21,910
Increase (decrease) in net assets from operations	194,268	55,725	30,819
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	98,245	71,582	37,994
Benefits	(4,738)	(3,561)	(1,344)
Payments on termination	(76,157)	(29,028)	(15,296)
Loans	510	(1,267)	(6,291)
Policy maintenance charge	(53,418)	(39,274)	(21,022)
Transfers among the sub-accounts and with the Fixed Account - net	(16,828)	21,388	9,504
Increase (decrease) in net assets from policy transactions	(52,386)	19,840	3,545
INCREASE (DECREASE) IN NET ASSETS	141,882	75,565	34,364
NET ASSETS AT BEGINNING OF PERIOD	711,523	673,075	279,553
NET ASSETS AT END OF PERIOD	$ 853,405	$ 748,640	$ 313,917
Accumulation Units outstanding at beginning of period	27,047	44,022	32,589
Units issued	1,437	3,725	2,934
Units redeemed	(3,170)	(2,515)	(2,579)
Accumulation Units outstanding at end of period	25,314	45,232	32,944

	AB VPS Small Cap Growth Class A 2021	AB VPS Small/Mid Cap Value Class A 2021	Alger Balanced Class I-2 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ —	$ 7,827	$ 5,537
Net realized gains (losses)	413,469	31,699	31,382
Change in unrealized gains (losses)	(249,997)	258,447	76,473
Increase (decrease) in net assets from operations	163,472	297,973	113,392
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	154,575	106,954	122,749
Benefits	(14,284)	(6,062)	(1,699)
Payments on termination	(88,308)	(66,734)	(32,330)
Loans	(4,725)	(42,942)	(4,859)
Policy maintenance charge	(106,689)	(61,359)	(70,557)
Transfers among the sub-accounts and with the Fixed Account - net	(2,269)	(59,302)	2,990
Increase (decrease) in net assets from policy transactions	(61,700)	(129,445)	16,294
INCREASE (DECREASE) IN NET ASSETS	101,772	168,528	129,686
NET ASSETS AT BEGINNING OF PERIOD	1,723,426	852,544	580,293
NET ASSETS AT END OF PERIOD	$ 1,825,198	$ 1,021,072	$ 709,979
Accumulation Units outstanding at beginning of period	28,904	32,447	26,372
Units issued	1,303	1,510	2,564
Units redeemed	(2,241)	(5,372)	(1,849)
Accumulation Units outstanding at end of period	27,966	28,585	27,087

*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2021.

See notes to financial statements.

27

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Alger Capital Appreciation Class I-2 2021	Alger Income & Growth Class I-2 2021	Alger Large Cap Growth Class I-2 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ —	$ 92,501	$ —
Net realized gains (losses)	10,871,011	989,477	6,413,805
Change in unrealized gains (losses)	(3,033,786)	1,128,440	(3,677,183)
Increase (decrease) in net assets from operations	7,837,225	2,210,418	2,736,622
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	2,050,164	244,307	857,011
Benefits	(84,586)	(87,031)	(253,326)
Payments on termination	(1,726,995)	(274,130)	(890,593)
Loans	(176,573)	(42,827)	(118,726)
Policy maintenance charge	(1,722,227)	(292,082)	(873,910)
Transfers among the sub-accounts and with the Fixed Account - net	(321,039)	(237,605)	(296,271)
Increase (decrease) in net assets from policy transactions	(1,981,256)	(689,368)	(1,575,815)
INCREASE (DECREASE) IN NET ASSETS	5,855,969	1,521,050	1,160,807
NET ASSETS AT BEGINNING OF PERIOD	41,695,810	7,320,875	23,586,430
NET ASSETS AT END OF PERIOD	$ 47,551,779	$ 8,841,925	$ 24,747,237
Accumulation Units outstanding at beginning of period	438,655	145,347	358,338
Units issued	8,671	926	5,114
Units redeemed	(24,236)	(12,943)	(26,852)
Accumulation Units outstanding at end of period	423,090	133,330	336,600

	Alger MidCap Growth Class I-2 2021	Alger SmallCap Growth Class I-2 2021	Allspring VT Discovery Fund* 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ —	$ —	$ —
Net realized gains (losses)	17,292,228	3,917,217	1,183,423
Change in unrealized gains (losses)	(15,244,708)	(4,549,112)	(1,664,051)
Increase (decrease) in net assets from operations	2,047,520	(631,895)	(480,628)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	1,733,173	294,561	238,470
Benefits	(134,720)	(133,212)	—
Payments on termination	(1,748,975)	(390,768)	(523,151)
Loans	(97,991)	(29,927)	4,648
Policy maintenance charge	(1,588,022)	(375,277)	(297,193)
Transfers among the sub-accounts and with the Fixed Account - net	(725,653)	(100,182)	(155,553)
Increase (decrease) in net assets from policy transactions	(2,562,188)	(734,805)	(732,779)
INCREASE (DECREASE) IN NET ASSETS	(514,668)	(1,366,700)	(1,213,407)
NET ASSETS AT BEGINNING OF PERIOD	45,240,190	11,960,235	10,658,929
NET ASSETS AT END OF PERIOD	$ 44,725,522	$ 10,593,535	$ 9,445,522
Accumulation Units outstanding at beginning of period	555,553	171,322	126,237
Units issued	11,000	3,360	2,028
Units redeemed	(36,761)	(13,148)	(10,460)
Accumulation Units outstanding at end of period	529,792	161,534	117,805

See notes to financial statements.

28

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Allspring VT Opportunity FundSM* 2021	DWS Bond VIP Class A* 2021	DWS Core Equity VIP Class A 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 4,326	$ 118,011	$ 22,956
Net realized gains (losses)	848,950	80,554	175,395
Change in unrealized gains (losses)	1,467,904	(222,336)	475,494
Increase (decrease) in net assets from operations	2,321,180	(23,771)	673,845
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	316,172	332,579	94,915
Benefits	(106,663)	(30,516)	(1,587)
Payments on termination	(354,680)	(106,457)	(69,161)
Loans	(46,050)	10,848	(34,720)
Policy maintenance charge	(354,554)	(263,189)	(108,290)
Transfers among the sub-accounts and with the Fixed Account - net	(410,678)	(5,995,221)	(6,276)
Increase (decrease) in net assets from policy transactions	(956,453)	(6,051,956)	(125,119)
INCREASE (DECREASE) IN NET ASSETS	1,364,727	(6,075,727)	548,726
NET ASSETS AT BEGINNING OF PERIOD	9,813,718	6,075,727	2,702,391
NET ASSETS AT END OF PERIOD	$ 11,178,445	$ —	$ 3,251,117
Accumulation Units outstanding at beginning of period	220,550	250,428	62,694
Units issued	1,787	14,768	664
Units redeemed	(21,002)	(265,196)	(3,163)
Accumulation Units outstanding at end of period	201,335	—	60,195

	DWS CROCI® International VIP Class A 2021	DWS Equity 500 Index VIP Class A 2021	DWS Global Income Builder VIP Class A II 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 42,953	$ 81,133	$ 98,532
Net realized gains (losses)	(4,416)	301,102	93,525
Change in unrealized gains (losses)	115,328	1,030,662	249,084
Increase (decrease) in net assets from operations	153,865	1,412,897	441,141
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	87,444	200,989	192,927
Benefits	(110)	(5,016)	(40,443)
Payments on termination	(21,602)	(85,381)	(142,321)
Loans	3,031	8,824	5,389
Policy maintenance charge	(64,438)	(163,632)	(176,658)
Transfers among the sub-accounts and with the Fixed Account - net	57,836	(41,078)	8,020
Increase (decrease) in net assets from policy transactions	62,161	(85,294)	(153,086)
INCREASE (DECREASE) IN NET ASSETS	216,026	1,327,603	288,055
NET ASSETS AT BEGINNING OF PERIOD	1,651,379	5,018,587	4,108,720
NET ASSETS AT END OF PERIOD	$ 1,867,405	$ 6,346,190	$ 4,396,775
Accumulation Units outstanding at beginning of period	99,836	80,669	168,753
Units issued	5,545	912	4,116
Units redeemed	(2,031)	(2,133)	(10,151)
Accumulation Units outstanding at end of period	103,350	79,448	162,718

See notes to financial statements.

29

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	DWS Global Small Cap VIP Class A 2021	DWS Small Cap Index VIP Class A 2021	Federated Hermes Fund for U.S. Government Securities II 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 16,965	$ 14,396	$ 99,139
Net realized gains (losses)	10,050	145,165	(9,026)
Change in unrealized gains (losses)	625,465	71,734	(202,038)
Increase (decrease) in net assets from operations	652,480	231,295	(111,925)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	192,605	81,429	362,774
Benefits	(7,584)	(890)	(16,782)
Payments on termination	(196,522)	(92,425)	(371,096)
Loans	14,354	140	17,858
Policy maintenance charge	(161,164)	(45,550)	(325,796)
Transfers among the sub-accounts and with the Fixed Account - net	(62,539)	(25,212)	249,246
Increase (decrease) in net assets from policy transactions	(220,850)	(82,508)	(83,796)
INCREASE (DECREASE) IN NET ASSETS	431,630	148,787	(195,721)
NET ASSETS AT BEGINNING OF PERIOD	4,458,492	1,590,792	5,246,369
NET ASSETS AT END OF PERIOD	$ 4,890,122	$ 1,739,579	$ 5,050,648
Accumulation Units outstanding at beginning of period	84,295	24,084	216,964
Units issued	1,932	1,004	15,552
Units redeemed	(5,790)	(2,087)	(18,648)
Accumulation Units outstanding at end of period	80,437	23,001	213,868

	Federated Hermes High Income Bond Fund II Class P 2021	Federated Hermes Managed Volatility Fund II Class P 2021	Fidelity® VIP Asset Manager Portfolio Initial Class 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 331,489	$ 46,508	$ 146,900
Net realized gains (losses)	(12,394)	53,846	156,668
Change in unrealized gains (losses)	2,342	413,081	704,168
Increase (decrease) in net assets from operations	321,437	513,435	1,007,736
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	306,613	125,581	510,207
Benefits	(71,162)	(91,422)	(33,642)
Payments on termination	(287,995)	(107,814)	(247,672)
Loans	(10,047)	203	(9,529)
Policy maintenance charge	(312,302)	(137,136)	(467,852)
Transfers among the sub-accounts and with the Fixed Account - net	265,228	46,074	51,481
Increase (decrease) in net assets from policy transactions	(109,665)	(164,514)	(197,007)
INCREASE (DECREASE) IN NET ASSETS	211,772	348,921	810,729
NET ASSETS AT BEGINNING OF PERIOD	6,924,686	2,921,196	10,621,004
NET ASSETS AT END OF PERIOD	$ 7,136,458	$ 3,270,117	$ 11,431,733
Accumulation Units outstanding at beginning of period	179,560	98,536	273,003
Units issued	10,894	3,491	7,458
Units redeemed	(13,039)	(7,589)	(12,277)
Accumulation Units outstanding at end of period	177,415	94,438	268,184

See notes to financial statements.

30

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity® VIP ContrafundSM Portfolio Initial Class 2021	Fidelity® VIP Emerging Markets Portfolio Initial Class 2021	Fidelity® VIP Equity-Income PortfolioSM Initial Class 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ (120,048)	$ 26,172	$ 792,500
Net realized gains (losses)	18,531,174	180,120	5,935,925
Change in unrealized gains (losses)	10,472,901	(226,398)	3,621,927
Increase (decrease) in net assets from operations	28,884,027	(20,106)	10,350,352
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	4,604,202	146,978	2,122,301
Benefits	(536,036)	(1,745)	(342,426)
Payments on termination	(5,576,282)	(58,300)	(1,997,110)
Loans	(243,398)	(19,958)	56,539
Policy maintenance charge	(4,385,399)	(87,673)	(1,912,031)
Transfers among the sub-accounts and with the Fixed Account - net	(1,153,478)	(5,775)	(171,100)
Increase (decrease) in net assets from policy transactions	(7,290,391)	(26,473)	(2,243,827)
INCREASE (DECREASE) IN NET ASSETS	21,593,636	(46,579)	8,106,525
NET ASSETS AT BEGINNING OF PERIOD	107,704,383	1,219,374	42,911,745
NET ASSETS AT END OF PERIOD	$ 129,298,019	$ 1,172,795	$ 51,018,270
Accumulation Units outstanding at beginning of period	1,433,158	58,729	895,392
Units issued	15,992	5,152	18,383
Units redeemed	(94,760)	(6,099)	(58,454)
Accumulation Units outstanding at end of period	1,354,390	57,782	855,321

	Fidelity® VIP Government Money Market Portfolio Initial Class 2021	Fidelity® VIP Growth & Income Portfolio Initial Class 2021	Fidelity® VIP Growth Portfolio Initial Class 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ (13,055)	$ 37,533	$ (230,912)
Net realized gains (losses)	—	124,618	22,959,825
Change in unrealized gains (losses)	—	192,304	(3,770,945)
Increase (decrease) in net assets from operations	(13,055)	354,455	18,957,968
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	2,456,872	209,495	2,884,704
Benefits	(82,146)	(1,016)	(899,980)
Payments on termination	(3,130,025)	(176,299)	(4,388,697)
Loans	94,757	1,812	(111,279)
Policy maintenance charge	(1,932,766)	(124,881)	(3,264,638)
Transfers among the sub-accounts and with the Fixed Account - net	7,750,670	(36,086)	(1,347,004)
Increase (decrease) in net assets from policy transactions	5,157,362	(126,975)	(7,126,894)
INCREASE (DECREASE) IN NET ASSETS	5,144,307	227,480	11,831,074
NET ASSETS AT BEGINNING OF PERIOD	26,069,879	1,404,147	85,508,966
NET ASSETS AT END OF PERIOD	$ 31,214,186	$ 1,631,627	$ 97,340,040
Accumulation Units outstanding at beginning of period	1,739,164	52,433	1,085,497
Units issued	772,937	2,229	11,419
Units redeemed	(438,214)	(6,288)	(89,639)
Accumulation Units outstanding at end of period	2,073,887	48,374	1,007,277

See notes to financial statements.

31

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity® VIP High Income Portfolio Initial Class 2021	Fidelity® VIP Index 500 Portfolio Initial Class 2021	Fidelity® VIP Index 500 Portfolio Service Class 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 41,590	$ 1,105,990	$ 148,033
Net realized gains (losses)	(612)	4,068,186	565,649
Change in unrealized gains (losses)	(6,380)	17,761,928	2,403,296
Increase (decrease) in net assets from operations	34,598	22,936,104	3,116,978
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	112,799	3,170,278	1,691,765
Benefits	(4,298)	(734,168)	(12,291)
Payments on termination	(100,986)	(3,175,139)	(653,880)
Loans	(1,480)	(153,719)	12,689
Policy maintenance charge	(60,377)	(3,156,480)	(1,048,281)
Transfers among the sub-accounts and with the Fixed Account - net	55,609	264,880	(216,814)
Increase (decrease) in net assets from policy transactions	1,267	(3,784,348)	(226,812)
INCREASE (DECREASE) IN NET ASSETS	35,865	19,151,756	2,890,166
NET ASSETS AT BEGINNING OF PERIOD	752,699	82,243,882	10,987,430
NET ASSETS AT END OF PERIOD	$ 788,564	$ 101,395,638	$ 13,877,596
Accumulation Units outstanding at beginning of period	36,069	1,615,757	322,194
Units issued	4,981	28,071	16,468
Units redeemed	(4,859)	(91,956)	(21,840)
Accumulation Units outstanding at end of period	36,191	1,551,872	316,822

	Fidelity® VIP Investment Grade Bond Portfolio Initial Class 2021	Fidelity® VIP Mid Cap Portfolio Initial Class 2021	Fidelity® VIP Overseas Portfolio Initial Class 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 170,791	$ 30,249	$ 76,080
Net realized gains (losses)	258,463	875,355	1,826,762
Change in unrealized gains (losses)	(473,000)	181,448	1,539,484
Increase (decrease) in net assets from operations	(43,746)	1,087,052	3,442,326
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	701,285	585,367	943,019
Benefits	(14,155)	(22,109)	(148,965)
Payments on termination	(224,478)	(211,786)	(758,520)
Loans	(110,539)	(16,896)	(32,404)
Policy maintenance charge	(389,064)	(327,647)	(722,703)
Transfers among the sub-accounts and with the Fixed Account - net	347,138	(157,433)	45,227
Increase (decrease) in net assets from policy transactions	310,187	(150,504)	(674,346)
INCREASE (DECREASE) IN NET ASSETS	266,441	936,548	2,767,980
NET ASSETS AT BEGINNING OF PERIOD	8,164,317	4,317,040	17,928,567
NET ASSETS AT END OF PERIOD	$ 8,430,758	$ 5,253,588	$ 20,696,547
Accumulation Units outstanding at beginning of period	376,667	152,216	544,902
Units issued	38,300	5,358	9,424
Units redeemed	(22,836)	(10,094)	(27,868)
Accumulation Units outstanding at end of period	392,131	147,480	526,458

See notes to financial statements.

32

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity® VIP Real Estate Portfolio Initial Class 2021	Fidelity® VIP Value Strategies Portfolio Initial Class 2021	Franklin Templeton Global Bond VIP Fund Class 1 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 33,736	$ 7,329	$ —
Net realized gains (losses)	46,503	65,652	(16,460)
Change in unrealized gains (losses)	868,503	55,349	(28,970)
Increase (decrease) in net assets from operations	948,742	128,330	(45,430)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	408,861	63,048	134,224
Benefits	(19,532)	(3,180)	(5,145)
Payments on termination	(90,080)	(49,132)	(35,749)
Loans	(35,556)	357	(12,109)
Policy maintenance charge	(198,582)	(36,435)	(66,027)
Transfers among the sub-accounts and with the Fixed Account - net	(80,806)	25,448	104,100
Increase (decrease) in net assets from policy transactions	(15,695)	106	119,294
INCREASE (DECREASE) IN NET ASSETS	933,047	128,436	73,864
NET ASSETS AT BEGINNING OF PERIOD	2,402,810	393,832	952,965
NET ASSETS AT END OF PERIOD	$ 3,335,857	$ 522,268	$ 1,026,829
Accumulation Units outstanding at beginning of period	119,467	15,456	57,693
Units issued	8,601	3,142	12,528
Units redeemed	(8,737)	(3,256)	(5,042)
Accumulation Units outstanding at end of period	119,331	15,342	65,179

	Franklin Templeton Income VIP Fund Class 1 2021	Franklin Templeton Mutual Global Discovery VIP Fund Class 1 2021	Franklin Templeton Mutual Shares VIP Fund Class 1 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 51,518	$ 38,069	$ 19,318
Net realized gains (losses)	4,983	1,777	3,153
Change in unrealized gains (losses)	114,233	190,599	87,649
Increase (decrease) in net assets from operations	170,734	230,445	110,120
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	156,768	189,993	59,153
Benefits	(4,542)	(8,697)	—
Payments on termination	(53,636)	(53,272)	(16,144)
Loans	1,696	(33,646)	(13,589)
Policy maintenance charge	(95,266)	(99,026)	(35,739)
Transfers among the sub-accounts and with the Fixed Account - net	12,301	(25,680)	(35,740)
Increase (decrease) in net assets from policy transactions	17,321	(30,328)	(42,059)
INCREASE (DECREASE) IN NET ASSETS	188,055	200,117	68,061
NET ASSETS AT BEGINNING OF PERIOD	998,138	1,191,840	583,238
NET ASSETS AT END OF PERIOD	$ 1,186,193	$ 1,391,957	$ 651,299
Accumulation Units outstanding at beginning of period	50,774	60,924	30,972
Units issued	3,942	4,105	1,718
Units redeemed	(3,146)	(5,453)	(3,753)
Accumulation Units outstanding at end of period	51,570	59,576	28,937

See notes to financial statements.

33

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Small Cap Value VIP Fund Class 1 2021	Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1 2021	Franklin Templeton Strategic Income VIP Fund Class 1 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 21,936	$ —	$ 24,033
Net realized gains (losses)	65,794	186,197	(1,724)
Change in unrealized gains (losses)	341,821	(25,431)	(6,509)
Increase (decrease) in net assets from operations	429,551	160,766	15,800
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	204,750	167,414	82,538
Benefits	(22,409)	(8,166)	(4,429)
Payments on termination	(93,922)	(28,341)	(24,074)
Loans	(14,462)	(4,378)	(55)
Policy maintenance charge	(129,742)	(99,691)	(44,286)
Transfers among the sub-accounts and with the Fixed Account - net	(90,005)	35,268	69,764
Increase (decrease) in net assets from policy transactions	(145,790)	62,106	79,458
INCREASE (DECREASE) IN NET ASSETS	283,761	222,872	95,258
NET ASSETS AT BEGINNING OF PERIOD	1,713,938	1,553,426	637,480
NET ASSETS AT END OF PERIOD	$ 1,997,699	$ 1,776,298	$ 732,738
Accumulation Units outstanding at beginning of period	63,352	36,282	35,368
Units issued	2,879	2,749	5,842
Units redeemed	(7,473)	(1,403)	(1,465)
Accumulation Units outstanding at end of period	58,758	37,628	39,745

	Franklin Templeton U.S. Government Securities VIP Fund Class 1 2021	Guggenheim VT U.S. Long Short Equity Fund 2021	Invesco Oppenheimer VI International Growth Fund Series I 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net Investment Income (loss)	$ 13,959	$ 6,759	$ —
Net realized gains (losses)	(585)	11,664	291,616
Change in unrealized gains (losses)	(21,927)	204,910	(38,648)
Increase (decrease) in net assets from operations	(8,553)	223,333	252,968
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	45,561	76,590	218,060
Benefits	(1,187)	(17,641)	—
Payments on termination	(5,990)	(29,809)	(60,809)
Loans	697	1,053	(9,877)
Policy Maintenance Charge	(26,359)	(41,286)	(124,713)
Transfers among the sub-accounts and with the Fixed Account - net	69,365	17,264	115,805
Increase (decrease) in net assets from policy transactions	82,087	6,171	138,466
INCREASE (DECREASE) IN NET ASSETS	73,534	229,504	391,434
NET ASSETS AT BEGINNING OF PERIOD	483,923	936,210	2,367,960
NET ASSETS AT END OF PERIOD	$ 557,457	$ 1,165,714	$ 2,759,394
Accumulation Units outstanding at beginning of period	33,631	35,649	74,864
Units issued	6,459	2,834	6,747
Units redeemed	(713)	(2,627)	(3,354)
Accumulation Units outstanding at end of period	39,377	35,856	78,257

See notes to financial statements.

34

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Oppenheimer VI International Growth Fund Series II 2021	Invesco V.I. American Franchise 2021	Invesco V.I. American Value* 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ (14,369)	$ —	$ 63,545
Net realized gains (losses)	286,883	503,719	194,576
Change in unrealized gains (losses)	(95,009)	(108,844)	2,783,629
Increase (decrease) in net assets from operations	177,505	394,875	3,041,750
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	48,268	152,134	759,252
Benefits	(46,566)	(615)	(47,609)
Payments on termination	(86,966)	(119,524)	(657,485)
Loans	(70,332)	(44,629)	(171,453)
Policy maintenance charge	(76,058)	(109,456)	(648,918)
Transfers among the sub-accounts and with the Fixed Account - net	10,816	63,957	7,112,724
Increase (decrease) in net assets from policy transactions	(220,838)	(58,133)	6,346,511
INCREASE (DECREASE) IN NET ASSETS	(43,333)	336,742	9,388,261
NET ASSETS AT BEGINNING OF PERIOD	2,048,332	3,318,104	9,590,247
NET ASSETS AT END OF PERIOD	$ 2,004,999	$ 3,654,846	$ 18,978,508
Accumulation Units outstanding at beginning of period	61,013	87,285	277,323
Units issued	3,483	2,715	179,177
Units redeemed	(9,882)	(4,102)	(36,711)
Accumulation Units outstanding at end of period	54,614	85,898	419,789

	Invesco V.I. Conservative Balance Fund - Series I* 2021	Invesco V.I. Core Bond Fund - Series I* 2021	Invesco V.I. Core Equity 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 8,554	$ 7,623	$ 5,111
Net realized gains (losses)	42,208	14,541	23,980
Change in unrealized gains (losses)	4,866	(27,437)	154,391
Increase (decrease) in net assets from operations	55,628	(5,273)	183,482
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	81,522	42,886	43,931
Benefits	(3,338)	(5,543)	(3,323)
Payments on termination	(34,121)	(13,807)	(20,526)
Loans	(5,122)	226	(5,655)
Policy maintenance charge	(47,408)	(22,430)	(33,002)
Transfers among the sub-accounts and with the Fixed Account - net	16,365	64,371	(3,466)
Increase (decrease) in net assets from policy transactions	7,898	65,703	(22,041)
INCREASE (DECREASE) IN NET ASSETS	63,526	60,430	161,441
NET ASSETS AT BEGINNING OF PERIOD	512,511	312,944	668,559
NET ASSETS AT END OF PERIOD	$ 576,037	$ 373,374	$ 830,000
Accumulation Units outstanding at beginning of period	31,125	25,354	23,183
Units issued	3,343	6,938	640
Units redeemed	(2,847)	(1,536)	(1,292)
Accumulation Units outstanding at end of period	31,621	30,756	22,531

See notes to financial statements.

35

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco V.I. Discovery Mid Cap Growth Fund - Series I* 2021	Invesco V.I. Discovery Mid Cap Growth Fund - Series II* 2021	Invesco V.I. Global Fund - Series I* 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ —	$ (8,152)	$ —
Net realized gains (losses)	1,094,769	362,550	179,587
Change in unrealized gains (losses)	229,504	29,411	97,508
Increase (decrease) in net assets from operations	1,324,273	383,809	277,095
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	294,023	71,444	165,100
Benefits	(61,344)	—	(6,978)
Payments on termination	(445,834)	(37,077)	(198,657)
Loans	(57,780)	(8,385)	556
Policy maintenance charge	(228,879)	(92,021)	(100,270)
Transfers among the sub-accounts and with the Fixed Account - net	(132,251)	(19,017)	(21,231)
Increase (decrease) in net assets from policy transactions	(632,065)	(85,056)	(161,480)
INCREASE (DECREASE) IN NET ASSETS	692,208	298,753	115,615
NET ASSETS AT BEGINNING OF PERIOD	7,166,301	2,165,668	1,808,632
NET ASSETS AT END OF PERIOD	$ 7,858,509	$ 2,464,421	$ 1,924,247
Accumulation Units outstanding at beginning of period	146,416	146,760	59,473
Units issued	2,164	12,678	2,193
Units redeemed	(13,769)	(18,345)	(6,878)
Accumulation Units outstanding at end of period	134,811	141,093	54,788

	Invesco V.I. Global Fund - Series II* 2021	Invesco V.I. Global Strategic Income - Fund Series I* 2021	Invesco V.I. Government Securities 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ —	$ 15,469	$ 30,915
Net realized gains (losses)	1,192,811	(3,649)	4,094
Change in unrealized gains (losses)	939,853	(22,648)	(64,138)
Increase (decrease) in net assets from operations	2,132,664	(10,828)	(29,129)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	719,205	35,938	143,866
Benefits	(47,480)	(1,204)	(3,262)
Payments on termination	(863,711)	(18,930)	(257,850)
Loans	(30,063)	(4,970)	(13,402)
Policy maintenance charge	(494,337)	(19,083)	(66,557)
Transfers among the sub-accounts and with the Fixed Account - net	(25,915)	20,451	119,691
Increase (decrease) in net assets from policy transactions	(742,301)	12,202	(77,514)
INCREASE (DECREASE) IN NET ASSETS	1,390,363	1,374	(106,643)
NET ASSETS AT BEGINNING OF PERIOD	14,314,316	312,009	1,370,109
NET ASSETS AT END OF PERIOD	$ 15,704,679	$ 313,383	$ 1,263,466
Accumulation Units outstanding at beginning of period	304,351	19,271	105,114
Units issued	4,871	2,852	24,712
Units redeemed	(19,293)	(2,083)	(30,645)
Accumulation Units outstanding at end of period	289,929	20,040	99,181

See notes to financial statements.

36

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco V.I. Growth and Income Fund Series I	Invesco V.I. Growth and Income Fund Series II	Invesco V.I. High Yield
	2021	2021	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 117,490	$ 64,932	$ 19,352
Net realized gains (losses)	49,189	78,517	73
Change in unrealized gains (losses)	1,658,138	1,211,555	(1,994)
Increase (decrease) in net assets from operations	1,824,817	1,355,004	17,431
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	420,178	164,828	26,790
Benefits	(22,372)	(76,592)	(2,563)
Payments on termination	(205,691)	(218,346)	(5,391)
Loans	(78,577)	(59,456)	627
Policy maintenance charge	(276,667)	(227,562)	(22,242)
Transfers among the sub-accounts and with the Fixed Account - net	(179,351)	147,613	323
Increase (decrease) in net assets from policy transactions	(342,480)	(269,515)	(2,456)
INCREASE (DECREASE) IN NET ASSETS	1,482,337	1,085,489	14,975
NET ASSETS AT BEGINNING OF PERIOD	6,545,492	4,992,534	396,100
NET ASSETS AT END OF PERIOD	$ 8,027,829	$ 6,078,023	$ 411,075
Accumulation Units outstanding at beginning of period	151,137	149,325	24,837
Units issued	3,450	12,231	1,303
Units redeemed	(9,375)	(18,928)	(1,446)
Accumulation Units outstanding at end of period	145,212	142,628	24,694

	Invesco V.I. Main Street Fund® - Series I*	Invesco V.I. Main Street Mid Cap Fund - Series I*	Invesco V.I. Main Street Small Cap Fund® - Series I*
	2021	2021	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 6,407	$ 14,022	$ 60,689
Net realized gains (losses)	63,399	3,962	1,498,839
Change in unrealized gains (losses)	142,326	614,248	1,683,906
Increase (decrease) in net assets from operations	212,132	632,232	3,243,434
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	94,001	169,893	885,198
Benefits	—	(11,113)	(46,342)
Payments on termination	(54,692)	(75,682)	(844,694)
Loans	(10,650)	(38,294)	(81,568)
Policy maintenance charge	(55,655)	(114,569)	(607,685)
Transfers among the sub-accounts and with the Fixed Account - net	39,781	(4,574)	(424,399)
Increase (decrease) in net assets from policy transactions	12,785	(74,339)	(1,119,490)
INCREASE (DECREASE) IN NET ASSETS	224,917	557,893	2,123,944
NET ASSETS AT BEGINNING OF PERIOD	751,114	2,746,285	14,669,944
NET ASSETS AT END OF PERIOD	$ 976,031	$ 3,304,178	$ 16,793,888
Accumulation Units outstanding at beginning of period	49,673	84,983	229,042
Units issued	5,289	1,945	4,547
Units redeemed	(4,364)	(3,965)	(18,977)
Accumulation Units outstanding at end of period	50,598	82,963	214,612

See notes to financial statements.

37

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco V.I. Main Street Small Cap Fund® - Series II*	Invesco V.I. Value Opportunity*	Janus Henderson Balanced Portfolio Institutional Shares
	2021	2021	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 372	$ 55,363	$ 294,733
Net realized gains (losses)	1,002,312	625,891	1,549,319
Change in unrealized gains (losses)	586,681	803,683	5,050,939
Increase (decrease) in net assets from operations	1,589,365	1,484,937	6,894,991
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	294,195	117,134	1,950,863
Benefits	(87,503)	(12,751)	(392,473)
Payments on termination	(287,227)	(114,361)	(1,791,149)
Loans	(21,119)	6,156	77,942
Policy maintenance charge	(289,900)	(93,407)	(2,015,709)
Transfers among the sub-accounts and with the Fixed Account - net	(94,510)	(7,497,727)	(1,727)
Increase (decrease) in net assets from policy transactions	(486,064)	(7,594,956)	(2,172,253)
INCREASE (DECREASE) IN NET ASSETS	1,103,301	(6,110,019)	4,722,738
NET ASSETS AT BEGINNING OF PERIOD	7,535,780	6,110,019	42,067,641
NET ASSETS AT END OF PERIOD	$ 8,639,081	$ —	$ 46,790,379
Accumulation Units outstanding at beginning of period	143,882	268,669	619,078
Units issued	19,741	10,020	14,467
Units redeemed	(28,246)	(278,689)	(37,898)
Accumulation Units outstanding at end of period	135,377	—	595,647

	Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Flexible Bond Portfolio Institutional Shares
	2021	2021	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 67,562	$ 20,016	$ 127,167
Net realized gains (losses)	265,010	7,617,771	181,023
Change in unrealized gains (losses)	1,243,534	1,898,962	(373,816)
Increase (decrease) in net assets from operations	1,576,106	9,536,749	(65,626)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	536,093	1,745,971	377,707
Benefits	(10,601)	(394,803)	(36,699)
Payments on termination	(394,354)	(2,441,832)	(273,815)
Loans	(90,251)	(84,034)	(67,461)
Policy maintenance charge	(368,382)	(2,123,232)	(320,653)
Transfers among the sub-accounts and with the Fixed Account - net	148,434	(888,556)	365,067
Increase (decrease) in net assets from policy transactions	(179,061)	(4,186,486)	44,146
INCREASE (DECREASE) IN NET ASSETS	1,397,045	5,350,263	(21,480)
NET ASSETS AT BEGINNING OF PERIOD	9,478,279	59,500,831	6,599,223
NET ASSETS AT END OF PERIOD	$ 10,875,324	$ 64,851,094	$ 6,577,743
Accumulation Units outstanding at beginning of period	194,439	580,211	197,703
Units issued	6,227	4,422	16,325
Units redeemed	(9,835)	(41,182)	(14,925)
Accumulation Units outstanding at end of period	190,831	543,451	199,103

See notes to financial statements.

38

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Service Shares
	2021	2021	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ (5,219)	$ 78,747	$ 6,352
Net realized gains (losses)	1,972,261	3,040,479	101,162
Change in unrealized gains (losses)	695,456	2,950,950	170,966
Increase (decrease) in net assets from operations	2,662,498	6,070,176	278,480
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	644,235	1,443,501	78,753
Benefits	(32,603)	(223,576)	(109)
Payments on termination	(602,222)	(1,299,287)	(35,426)
Loans	(141,779)	(45,930)	9,011
Policy maintenance charge	(485,223)	(1,579,277)	(51,715)
Transfers among the sub-accounts and with the Fixed Account - net	(303,539)	(221,897)	5,011
Increase (decrease) in net assets from policy transactions	(921,131)	(1,926,466)	5,525
INCREASE (DECREASE) IN NET ASSETS	1,741,367	4,143,710	284,005
NET ASSETS AT BEGINNING OF PERIOD	12,105,737	35,026,133	1,558,741
NET ASSETS AT END OF PERIOD	$ 13,847,104	$ 39,169,843	$ 1,842,746
Accumulation Units outstanding at beginning of period	184,414	775,820	36,464
Units issued	5,625	7,039	900
Units redeemed	(16,897)	(45,576)	(769)
Accumulation Units outstanding at end of period	173,142	737,283	36,595

	Janus Henderson Global Technology Portfolio Institutional Shares	Janus Henderson Mid Cap Value Portfolio Institutional Shares	Janus Henderson Mid Cap Value Portfolio Service Shares
	2021	2021	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 4,480	$ 3,808	$ 15,862
Net realized gains (losses)	389,503	7,567	38,410
Change in unrealized gains (losses)	(42,365)	137,797	861,707
Increase (decrease) in net assets from operations	351,618	149,172	915,979
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	218,719	111,327	293,019
Benefits	(2,159)	(10,626)	(16,427)
Payments on termination	(137,827)	(55,658)	(294,923)
Loans	(10,172)	6,620	(16,410)
Policy maintenance charge	(138,086)	(62,294)	(181,977)
Transfers among the sub-accounts and with the Fixed Account - net	62,794	1,352	(26,080)
Increase (decrease) in net assets from policy transactions	(6,731)	(9,279)	(242,798)
INCREASE (DECREASE) IN NET ASSETS	344,887	139,893	673,181
NET ASSETS AT BEGINNING OF PERIOD	1,897,614	755,671	4,800,047
NET ASSETS AT END OF PERIOD	$ 2,242,501	$ 895,564	$ 5,473,228
Accumulation Units outstanding at beginning of period	25,816	31,686	132,629
Units issued	2,915	2,192	2,868
Units redeemed	(2,880)	(2,514)	(8,863)
Accumulation Units outstanding at end of period	25,851	31,364	126,634

See notes to financial statements.

39

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Henderson Overseas Portfolio Institutional Shares	Janus Henderson Overseas Portfolio Service Shares	Janus Henderson Research Portfolio Institutional Shares
	2021	2021	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 15,989	$ 60,253	$ (111,686)
Net realized gains (losses)	15,419	11,637	4,214,860
Change in unrealized gains (losses)	141,120	673,170	4,894,868
Increase (decrease) in net assets from operations	172,528	745,060	8,998,042
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	150,684	425,977	1,361,017
Benefits	(9,653)	(24,165)	(396,608)
Payments on termination	(76,919)	(254,811)	(1,922,546)
Loans	(10,426)	3,343	(44,262)
Policy maintenance charge	(80,067)	(253,620)	(1,764,985)
Transfers among the sub-accounts and with the Fixed Account - net	(4,001)	(104,204)	(582,398)
Increase (decrease) in net assets from policy transactions	(30,382)	(207,480)	(3,349,782)
INCREASE (DECREASE) IN NET ASSETS	142,146	537,580	5,648,260
NET ASSETS AT BEGINNING OF PERIOD	1,292,409	5,743,998	46,614,692
NET ASSETS AT END OF PERIOD	$ 1,434,555	$ 6,281,578	$ 52,262,952
Accumulation Units outstanding at beginning of period	111,990	513,816	671,986
Units issued	6,197	21,935	3,778
Units redeemed	(8,746)	(39,608)	(47,497)
Accumulation Units outstanding at end of period	109,441	496,143	628,267

	Lazard Retirement Emerging Markets Equity Portfolio	Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I	Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I
	2021	2021	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 27,292	$ 49,688	$ 110,875
Net realized gains (losses)	11,126	640,314	(2,710)
Change in unrealized gains (losses)	37,129	446,196	(75,830)
Increase (decrease) in net assets from operations	75,547	1,136,198	32,335
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	113,775	210,453	159,323
Benefits	(9,480)	(58,047)	(14,220)
Payments on termination	(26,964)	(181,608)	(115,315)
Loans	10,792	(16,666)	(19,949)
Policy maintenance charge	(64,587)	(197,427)	(96,885)
Transfers among the sub-accounts and with the Fixed Account - net	(39,055)	78,446	141,537
Increase (decrease) in net assets from policy transactions	(15,519)	(164,849)	54,491
INCREASE (DECREASE) IN NET ASSETS	60,028	971,349	86,826
NET ASSETS AT BEGINNING OF PERIOD	1,380,339	4,593,282	2,401,565
NET ASSETS AT END OF PERIOD	$ 1,440,367	$ 5,564,631	$ 2,488,391
Accumulation Units outstanding at beginning of period	22,667	130,460	86,818
Units issued	1,253	24,120	6,506
Units redeemed	(1,493)	(29,075)	(4,544)
Accumulation Units outstanding at end of period	22,427	125,505	88,780

See notes to financial statements.

40

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS® High Yield Portfolio Initial Class 2021	MFS® Investors Trust Series Initial Class 2021	MFS® Mass Investors Growth Stock Portfolio Initial Class 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 74,701	$ 42,481	$ 4,482
Net realized gains (losses)	(2,007)	381,957	277,997
Change in unrealized gains (losses)	(22,152)	1,176,056	141,515
Increase (decrease) in net assets from operations	50,542	1,600,494	423,994
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	112,257	212,210	72,441
Benefits	—	(14,028)	(990)
Payments on termination	(38,088)	(188,288)	(75,619)
Loans	(28)	43,045	622
Policy maintenance charge	(70,415)	(266,359)	(61,626)
Transfers among the sub-accounts and with the Fixed Account - net	109,755	(58,399)	(39,589)
Increase (decrease) in net assets from policy transactions	113,481	(271,819)	(104,761)
INCREASE (DECREASE) IN NET ASSETS	164,023	1,328,675	319,233
NET ASSETS AT BEGINNING OF PERIOD	1,402,792	6,070,631	1,690,052
NET ASSETS AT END OF PERIOD	$ 1,566,815	$ 7,399,306	$ 2,009,285
Accumulation Units outstanding at beginning of period	96,450	136,794	72,789
Units issued	10,458	1,703	852
Units redeemed	(2,810)	(7,016)	(4,945)
Accumulation Units outstanding at end of period	104,098	131,481	68,696

	MFS® New Discovery Series Initial Class 2021	MFS® Total Return Series Initial Class 2021	MFS® Utilities Series Initial Class 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ —	$ 253,271	$ 56,564
Net realized gains (losses)	3,078,120	919,719	158,244
Change in unrealized gains (losses)	(2,732,800)	682,020	220,077
Increase (decrease) in net assets from operations	345,320	1,855,010	434,885
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	491,733	636,912	201,348
Benefits	(15,010)	(61,907)	(6,635)
Payments on termination	(671,684)	(732,303)	(108,221)
Loans	4,737	(36,673)	2,600
Policy maintenance charge	(534,935)	(557,267)	(136,866)
Transfers among the sub-accounts and with the Fixed Account - net	(141,269)	7,137	(60,389)
Increase (decrease) in net assets from policy transactions	(866,428)	(744,101)	(108,163)
INCREASE (DECREASE) IN NET ASSETS	(521,108)	1,110,909	326,722
NET ASSETS AT BEGINNING OF PERIOD	16,757,649	13,469,654	3,150,306
NET ASSETS AT END OF PERIOD	$ 16,236,541	$ 14,580,563	$ 3,477,028
Accumulation Units outstanding at beginning of period	143,854	318,127	38,776
Units issued	1,783	5,582	1,216
Units redeemed	(8,721)	(21,942)	(2,481)
Accumulation Units outstanding at end of period	136,916	301,767	37,511

See notes to financial statements.

41

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS® Value Series Initial Class 2021	MFS® VIT Growth Series Initial Class 2021	MFS® VIT New Discovery Series Service Class 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 38,072	$ —	$ (7,679)
Net realized gains (losses)	112,544	2,617,776	288,334
Change in unrealized gains (losses)	482,098	332,409	(275,138)
Increase (decrease) in net assets from operations	632,714	2,950,185	5,517
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	122,388	327,964	29,338
Benefits	(3,363)	(15,297)	(80,024)
Payments on termination	(48,972)	(724,399)	(26,006)
Loans	(3,675)	(142,233)	(17,922)
Policy maintenance charge	(99,754)	(424,009)	(43,944)
Transfers among the sub-accounts and with the Fixed Account - net	(11,156)	(299,343)	(27,463)
Increase (decrease) in net assets from policy transactions	(44,532)	(1,277,317)	(166,021)
INCREASE (DECREASE) IN NET ASSETS	588,182	1,672,868	(160,504)
NET ASSETS AT BEGINNING OF PERIOD	2,499,503	13,140,703	1,159,336
NET ASSETS AT END OF PERIOD	$ 3,087,685	$ 14,813,571	$ 998,832
Accumulation Units outstanding at beginning of period	61,402	180,448	19,795
Units issued	2,612	866	4,873
Units redeemed	(3,552)	(16,645)	(7,760)
Accumulation Units outstanding at end of period	60,462	164,669	16,908

	MFS® VIT Research Series Initial Class 2021	Morgan Stanley VIF Emerging Markets Equity Portfolio Class I 2021	Morgan Stanley VIF Growth Portfolio Class I 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 32,148	$ 5,189	$ (15,169)
Net realized gains (losses)	461,906	5,139	2,997,362
Change in unrealized gains (losses)	807,975	6,431	(2,983,069)
Increase (decrease) in net assets from operations	1,302,029	16,759	(876)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	104,968	52,852	261,692
Benefits	—	—	—
Payments on termination	(214,243)	(12,625)	(257,429)
Loans	(5,117)	(5,685)	(66,595)
Policy maintenance charge	(133,118)	(27,492)	(282,869)
Transfers among the sub-accounts and with the Fixed Account - net	(27,187)	35,738	(249,311)
Increase (decrease) in net assets from policy transactions	(274,697)	42,788	(594,512)
INCREASE (DECREASE) IN NET ASSETS	1,027,332	59,547	(595,388)
NET ASSETS AT BEGINNING OF PERIOD	5,371,523	585,874	9,511,708
NET ASSETS AT END OF PERIOD	$ 6,398,855	$ 645,421	$ 8,916,320
Accumulation Units outstanding at beginning of period	107,115	46,643	72,825
Units issued	1,125	4,746	5,018
Units redeemed	(5,997)	(1,496)	(9,263)
Accumulation Units outstanding at end of period	102,243	49,893	68,580

See notes to financial statements.

42

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley VIF U.S. Real Estate Portfolio Class I	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	Morningstar Balanced ETF Asset Allocation Portfolio Class I
	2021	2021	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 135,720	$ 165,512	$ 193,742
Net realized gains (losses)	108,339	448,113	580,230
Change in unrealized gains (losses)	1,951,627	1,477,835	495,846
Increase (decrease) in net assets from operations	2,195,686	2,091,460	1,269,818
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	415,759	1,969,209	1,775,730
Benefits	(20,514)	—	—
Payments on termination	(293,519)	(621,299)	(625,327)
Loans	(26,418)	(25,863)	(41,442)
Policy maintenance charge	(263,171)	(1,066,294)	(1,202,346)
Transfers among the sub-accounts and with the Fixed Account - net	(203,191)	(117,300)	(35,567)
Increase (decrease) in net assets from policy transactions	(391,054)	138,453	(128,952)
INCREASE (DECREASE) IN NET ASSETS	1,804,632	2,229,913	1,140,866
NET ASSETS AT BEGINNING OF PERIOD	5,614,046	11,157,478	11,641,661
NET ASSETS AT END OF PERIOD	$ 7,418,678	$ 13,387,391	$ 12,782,527
Accumulation Units outstanding at beginning of period	126,639	516,527	575,690
Units issued	2,675	34,897	29,987
Units redeemed	(9,610)	(28,345)	(34,787)
Accumulation Units outstanding at end of period	119,704	523,079	570,890

	Morningstar Conservative ETF Asset Allocation Portfolio Class I	Morningstar Growth ETF Asset Allocation Portfolio Class I	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I
	2021	2021	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 21,881	$ 316,316	$ 47,210
Net realized gains (losses)	46,202	1,190,998	107,333
Change in unrealized gains (losses)	(33,952)	1,622,167	24,950
Increase (decrease) in net assets from operations	34,131	3,129,481	179,493
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	165,835	3,102,631	407,083
Benefits	—	(135,013)	(13,517)
Payments on termination	(16,239)	(2,191,055)	(151,652)
Loans	(24,086)	(111,913)	(2,372)
Policy maintenance charge	(169,273)	(1,826,776)	(307,715)
Transfers among the sub-accounts and with the Fixed Account - net	(65,956)	(30,958)	(81,046)
Increase (decrease) in net assets from policy transactions	(109,719)	(1,193,084)	(149,219)
INCREASE (DECREASE) IN NET ASSETS	(75,588)	1,936,397	30,274
NET ASSETS AT BEGINNING OF PERIOD	1,426,416	21,055,043	2,738,955
NET ASSETS AT END OF PERIOD	$ 1,350,828	$ 22,991,440	$ 2,769,229
Accumulation Units outstanding at beginning of period	87,047	980,892	148,599
Units issued	4,925	51,210	11,009
Units redeemed	(11,431)	(98,245)	(18,806)
Accumulation Units outstanding at end of period	80,541	933,857	140,802

See notes to financial statements.

43

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	PIMCO VIT Real Return Portfolio Admin. Shares	PIMCO VIT Total Return Portfolio Admin. Shares
	2021	2021	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 47,483	$ 214,970	$ 259,380
Net realized gains (losses)	37,029	8,763	649,984
Change in unrealized gains (losses)	(149,945)	15,639	(1,110,658)
Increase (decrease) in net assets from operations	(65,433)	239,372	(201,294)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	196,696	290,270	833,253
Benefits	(37,918)	(9,582)	(172,165)
Payments on termination	(98,972)	(144,904)	(575,552)
Loans	(17,375)	(1,132)	(83,601)
Policy maintenance charge	(184,692)	(179,333)	(717,728)
Transfers among the sub-accounts and with the Fixed Account - net	220,610	287,139	942,149
Increase (decrease) in net assets from policy transactions	78,349	242,458	226,356
INCREASE (DECREASE) IN NET ASSETS	12,916	481,830	25,062
NET ASSETS AT BEGINNING OF PERIOD	3,193,538	4,064,225	15,022,325
NET ASSETS AT END OF PERIOD	$ 3,206,454	$ 4,546,055	$ 15,047,387
Accumulation Units outstanding at beginning of period	123,827	193,808	592,962
Units issued	11,624	17,699	50,548
Units redeemed	(8,664)	(6,191)	(43,083)
Accumulation Units outstanding at end of period	126,787	205,316	600,427

	Putnam VT High Yield Fund Class IA	Putnam VT International Value Fund Class IA	Putnam VT International Value Fund Class IB
	2021	2021	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 59,058	$ 16,560	$ 49,901
Net realized gains (losses)	(1,065)	43,703	50,263
Change in unrealized gains (losses)	3,974	50,263	262,904
Increase (decrease) in net assets from operations	61,967	110,526	363,068
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	58,200	30,463	74,059
Benefits	(1,326)	—	(26,371)
Payments on termination	(18,412)	(225,827)	(115,164)
Loans	2,041	1,307	(8,586)
Policy maintenance charge	(45,871)	(20,087)	(80,386)
Transfers among the sub-accounts and with the Fixed Account - net	38,364	(26,638)	14,296
Increase (decrease) in net assets from policy transactions	32,996	(240,782)	(142,152)
INCREASE (DECREASE) IN NET ASSETS	94,963	(130,256)	220,916
NET ASSETS AT BEGINNING OF PERIOD	1,170,039	697,379	2,461,633
NET ASSETS AT END OF PERIOD	$ 1,265,002	$ 567,123	$ 2,682,549
Accumulation Units outstanding at beginning of period	31,672	22,002	109,985
Units issued	1,554	1,047	5,461
Units redeemed	(676)	(7,528)	(10,995)
Accumulation Units outstanding at end of period	32,550	15,521	104,451

See notes to financial statements.

44

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	T. Rowe Price All-Cap Opportunities Portfolio - I* 2021	T. Rowe Price Blue Chip Growth Portfolio I 2021	T. Rowe Price Equity Income Portfolio I 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ —	$ —	$ 498,713
Net realized gains (losses)	1,211,256	1,404,526	2,804,724
Change in unrealized gains (losses)	(166,939)	38,542	3,737,078
Increase (decrease) in net assets from operations	1,044,317	1,443,068	7,040,515
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	125,621	311,263	1,556,631
Benefits	(40,429)	(44,164)	(142,040)
Payments on termination	(58,097)	(271,351)	(1,386,172)
Loans	866	(43,221)	(42,964)
Policy maintenance charge	(147,206)	(257,843)	(1,110,942)
Transfers among the sub-accounts and with the Fixed Account - net	(19,968)	(92,878)	(592,163)
Increase (decrease) in net assets from policy transactions	(139,213)	(398,194)	(1,717,650)
INCREASE (DECREASE) IN NET ASSETS	905,104	1,044,874	5,322,865
NET ASSETS AT BEGINNING OF PERIOD	5,084,614	8,364,513	28,031,494
NET ASSETS AT END OF PERIOD	$ 5,989,718	$ 9,409,387	$ 33,354,359
Accumulation Units outstanding at beginning of period	67,877	122,789	609,934
Units issued	1,105	2,185	7,539
Units redeemed	(2,788)	(7,540)	(39,409)
Accumulation Units outstanding at end of period	66,194	117,434	578,064

	T. Rowe Price International Stock I 2021	T. Rowe Price Mid-Cap Growth I 2021	VanEck VIP Emerging Markets Fund Initial Class 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 28,819	$ —	$ 51,064
Net realized gains (losses)	392,728	2,235,579	211,680
Change in unrealized gains (losses)	(359,280)	16,951	(904,662)
Increase (decrease) in net assets from operations	62,267	2,252,530	(641,918)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	260,190	375,728	340,222
Benefits	(6,887)	(45,574)	(17,948)
Payments on termination	(69,055)	(580,310)	(306,527)
Loans	(29,340)	(57,317)	1,448
Policy maintenance charge	(232,012)	(502,308)	(206,848)
Transfers among the sub-accounts and with the Fixed Account - net	126,948	(162,323)	182,866
Increase (decrease) in net assets from policy transactions	49,844	(972,104)	(6,787)
INCREASE (DECREASE) IN NET ASSETS	112,111	1,280,426	(648,705)
NET ASSETS AT BEGINNING OF PERIOD	4,644,686	15,703,668	5,546,143
NET ASSETS AT END OF PERIOD	$ 4,756,797	$ 16,984,094	$ 4,897,438
Accumulation Units outstanding at beginning of period	157,221	126,566	110,128
Units issued	15,751	5,287	7,433
Units redeemed	(14,057)	(12,666)	(7,218)
Accumulation Units outstanding at end of period	158,915	119,187	110,343

See notes to financial statements.

45

VanEck VIP Global Resources Fund Initial Class 2021 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 18,136 Net realized gains (losses) (21,263) Change in unrealized gains (losses) 699,458 Increase (decrease) in net assets from operations 696,331 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 320,859 Benefits (12,615) Payments on termination (250,055) Loans (3,158) Policy maintenance charge (168,588) Transfers among the sub-accounts and with the Fixed Account - net (167,616) Increase (decrease) in net assets from policy transactions (281,173) INCREASE (DECREASE) IN NET ASSETS 415,158 NET ASSETS AT BEGINNING OF PERIOD 3,729,487 NET ASSETS AT END OF PERIOD $ 4,144,645 Accumulation Units outstanding at beginning of period 141,360 Units issued 3,897 Units redeemed (13,153) Accumulation Units outstanding at end of period 132,104 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 46

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AB VPS Growth and Income Class A 2020	AB VPS International Growth Class A 2020	AB VPS International Value Class A 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net Investment Income (loss)	$ 9,666	$ 7,429	$ 4,561
Net realized gains (losses)	37,650	56,553	(866)
Change in unrealized gains (losses)	(14,602)	88,821	9,957
Increase (decrease) in net assets from operations	32,714	152,803	13,652
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	101,205	80,133	40,360
Benefits	—	—	—
Payments on termination	(65,286)	(36,554)	(9,225)
Loans	10,053	(1,859)	1,629
Policy Maintenance Charge	(53,526)	(42,245)	(21,601)
Transfers among the sub-accounts and with the Fixed Account - net	45,074	(7,143)	16,847
Increase (decrease) in net assets from policy transactions	37,520	(7,668)	28,010
INCREASE (DECREASE) IN NET ASSETS	70,234	145,135	41,662
NET ASSETS AT BEGINNING OF PERIOD	641,289	527,940	237,891
NET ASSETS AT END OF PERIOD	$ 711,523	$ 673,075	$ 279,553
Accumulation Units outstanding at beginning of period	25,041	44,868	28,416
Units issued	4,784	3,781	5,858
Units redeemed	(2,778)	(4,627)	(1,685)
Accumulation Units outstanding at end of period	27,047	44,022	32,589

	AB VPS Small Cap Growth Class A 2020	AB VPS Small/Mid Cap Value Class A 2020	Alger Balanced Class I-2 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net Investment Income (loss)	$ —	$ 7,195	$ 6,728
Net realized gains (losses)	112,433	26,362	7,726
Change in unrealized gains (losses)	473,487	23,890	38,105
Increase (decrease) in net assets from operations	585,920	57,447	52,559
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	173,627	107,086	126,964
Benefits	(1,407)	(837)	—
Payments on termination	(76,104)	(36,572)	(35,935)
Loans	(7,160)	(4,242)	279
Policy Maintenance Charge	(107,343)	(54,584)	(72,988)
Transfers among the sub-accounts and with the Fixed Account - net	64,341	61,266	18,906
Increase (decrease) in net assets from policy transactions	45,954	72,117	37,226
INCREASE (DECREASE) IN NET ASSETS	631,874	129,564	89,785
NET ASSETS AT BEGINNING OF PERIOD	1,091,552	722,980	490,508
NET ASSETS AT END OF PERIOD	$ 1,723,426	$ 852,544	$ 580,293
Accumulation Units outstanding at beginning of period	28,189	28,443	24,572
Units issued	4,040	5,784	4,198
Units redeemed	(3,325)	(1,780)	(2,398)
Accumulation Units outstanding at end of period	28,904	32,447	26,372

See notes to financial statements.

47

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Alger Capital Appreciation Class I-2 2020	Alger Income & Growth Class I-2 2020	Alger Large Cap Growth Class I-2 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net Investment Income (loss)	$ —	$ 91,466	$ 33,538
Net realized gains (losses)	6,375,452	256,486	3,663,766
Change in unrealized gains (losses)	6,197,407	602,408	6,055,678
Increase (decrease) in net assets from operations	12,572,859	950,360	9,752,982
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	2,087,822	265,207	842,073
Benefits	(119,883)	(25,559)	(56,161)
Payments on termination	(1,613,021)	(255,173)	(519,758)
Loans	(154,898)	(85,173)	(35,155)
Policy Maintenance Charge	(1,689,638)	(295,700)	(842,022)
Transfers among the sub-accounts and with the Fixed Account - net	(1,118,451)	(68,370)	(843,009)
Increase (decrease) in net assets from policy transactions	(2,608,069)	(464,768)	(1,454,032)
INCREASE (DECREASE) IN NET ASSETS	9,964,790	485,592	8,298,950
NET ASSETS AT BEGINNING OF PERIOD	31,731,020	6,835,283	15,287,480
NET ASSETS AT END OF PERIOD	$ 41,695,810	$ 7,320,875	$ 23,586,430
Accumulation Units outstanding at beginning of period	470,913	155,897	387,607
Units issued	11,049	2,080	4,575
Units redeemed	(43,307)	(12,630)	(33,844)
Accumulation Units outstanding at end of period	438,655	145,347	358,338

	Alger MidCap Growth Class I-2 2020	Alger SmallCap Growth Class I-2 2020	Allspring VT Discovery Fund 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net Investment Income (loss)	$ —	$ 100,008	$ —
Net realized gains (losses)	6,116,579	965,732	910,776
Change in unrealized gains (losses)	12,250,078	3,909,826	3,266,184
Increase (decrease) in net assets from operations	18,366,657	4,975,566	4,176,960
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	1,754,034	279,733	258,055
Benefits	(70,211)	(24,320)	(30,396)
Payments on termination	(1,273,806)	(252,745)	(206,205)
Loans	(20,880)	2,752	(12,099)
Policy Maintenance Charge	(1,503,763)	(374,660)	(296,304)
Transfers among the sub-accounts and with the Fixed Account - net	(1,824,832)	(463,196)	(237,035)
Increase (decrease) in net assets from policy transactions	(2,939,458)	(832,436)	(523,984)
INCREASE (DECREASE) IN NET ASSETS	15,427,199	4,143,130	3,652,976
NET ASSETS AT BEGINNING OF PERIOD	29,812,991	7,817,105	7,005,953
NET ASSETS AT END OF PERIOD	$ 45,240,190	$ 11,960,235	$ 10,658,929
Accumulation Units outstanding at beginning of period	602,171	187,167	134,957
Units issued	6,207	2,012	1,981
Units redeemed	(52,825)	(17,857)	(10,701)
Accumulation Units outstanding at end of period	555,553	171,322	126,237

See notes to financial statements.

48

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Allspring VT Opportunity FundSM 2020	DWS Bond VIP Class A 2020	DWS Core Equity VIP Class A 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net Investment Income (loss)	$ 36,048	$ 149,504	$ 31,811
Net realized gains (losses)	681,328	(1,444)	120,750
Change in unrealized gains (losses)	965,849	345,553	226,417
Increase (decrease) in net assets from operations	1,683,225	493,613	378,978
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	344,704	414,422	95,758
Benefits	(61,752)	(25,811)	(11,871)
Payments on termination	(229,899)	(178,464)	(19,277)
Loans	(13,511)	923	(3,686)
Policy Maintenance Charge	(352,532)	(345,629)	(106,298)
Transfers among the sub-accounts and with the Fixed Account - net	(106,500)	231,315	(43,704)
Increase (decrease) in net assets from policy transactions	(419,490)	96,756	(89,078)
INCREASE (DECREASE) IN NET ASSETS	1,263,735	590,369	289,900
NET ASSETS AT BEGINNING OF PERIOD	8,549,983	5,485,358	2,412,491
NET ASSETS AT END OF PERIOD	$ 9,813,718	$ 6,075,727	$ 2,702,391
Accumulation Units outstanding at beginning of period	232,510	246,741	64,999
Units issued	3,793	18,254	996
Units redeemed	(15,753)	(14,567)	(3,301)
Accumulation Units outstanding at end of period	220,550	250,428	62,694

	DWS CROCI® International VIP Class A 2020	DWS Equity 5 Index VIP Class A 2020	DWS Global Income Builder VIP Class A II 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net Investment Income (loss)	$ 49,691	$ 70,704	$ 113,796
Net realized gains (losses)	(31,847)	270,065	88,671
Change in unrealized gains (losses)	27,754	429,612	103,419
Increase (decrease) in net assets from operations	45,598	770,381	305,886
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	92,384	204,896	198,814
Benefits	(1,218)	(10,006)	(81,577)
Payments on termination	(70,262)	(37,002)	(122,840)
Loans	614	(2,142)	(16,034)
Policy Maintenance Charge	(66,487)	(155,795)	(188,064)
Transfers among the sub-accounts and with the Fixed Account - net	34,506	2,747	78,651
Increase (decrease) in net assets from policy transactions	(10,463)	2,698	(131,050)
INCREASE (DECREASE) IN NET ASSETS	35,135	773,079	174,836
NET ASSETS AT BEGINNING OF PERIOD	1,616,244	4,245,508	3,933,884
NET ASSETS AT END OF PERIOD	$ 1,651,379	$ 5,018,587	$ 4,108,720
Accumulation Units outstanding at beginning of period	100,264	80,592	175,293
Units issued	7,346	1,605	6,611
Units redeemed	(7,774)	(1,528)	(13,151)
Accumulation Units outstanding at end of period	99,836	80,669	168,753

See notes to financial statements.

49

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	DWS Global Small Cap VIP Class A	DWS Small Cap Index VIP Class A	Federated Hermes Fund for U.S. Government Securities II
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net Investment Income (loss)	$ 29,653	$ 13,301	$ 119,991
Net realized gains (losses)	(129,676)	125,523	(1,948)
Change in unrealized gains (losses)	752,206	135,515	139,567
Increase (decrease) in net assets from operations	652,183	274,339	257,610
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	200,771	85,673	398,232
Benefits	(31,504)	—	(43,517)
Payments on termination	(260,172)	(59,395)	(228,636)
Loans	821	(2,208)	6,321
Policy Maintenance Charge	(151,170)	(41,691)	(381,223)
Transfers among the sub-accounts and with the Fixed Account - net	30,220	39,399	126,020
Increase (decrease) in net assets from policy transactions	(211,034)	21,778	(122,803)
INCREASE (DECREASE) IN NET ASSETS	441,149	296,117	134,807
NET ASSETS AT BEGINNING OF PERIOD	4,017,343	1,294,675	5,111,562
NET ASSETS AT END OF PERIOD	$ 4,458,492	$ 1,590,792	$ 5,246,369
Accumulation Units outstanding at beginning of period	89,141	23,409	222,087
Units issued	4,225	2,357	18,658
Units redeemed	(9,071)	(1,682)	(23,781)
Accumulation Units outstanding at end of period	84,295	24,084	216,964

	Federated Hermes High Income Bond Fund II Class P	Federated Hermes Managed Volatility Fund II Class P	Fidelity® VIP Asset Manager Portfolio Initial Class
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net Investment Income (loss)	$ 379,921	$ 63,239	$ 115,276
Net realized gains (losses)	(70,188)	23,434	146,972
Change in unrealized gains (losses)	12,337	(75,370)	1,075,275
Increase (decrease) in net assets from operations	322,070	11,303	1,337,523
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	322,027	135,916	513,748
Benefits	(78,093)	(10,722)	(89,905)
Payments on termination	(274,511)	(132,638)	(317,211)
Loans	6,006	4,615	31,372
Policy Maintenance Charge	(341,558)	(144,331)	(475,463)
Transfers among the sub-accounts and with the Fixed Account - net	48,795	4,711	331
Increase (decrease) in net assets from policy transactions	(317,334)	(142,449)	(337,128)
INCREASE (DECREASE) IN NET ASSETS	4,736	(131,146)	1,000,395
NET ASSETS AT BEGINNING OF PERIOD	6,919,950	3,052,342	9,620,609
NET ASSETS AT END OF PERIOD	$ 6,924,686	$ 2,921,196	$ 10,621,004
Accumulation Units outstanding at beginning of period	188,909	102,997	282,841
Units issued	7,168	4,677	8,940
Units redeemed	(16,517)	(9,138)	(18,778)
Accumulation Units outstanding at end of period	179,560	98,536	273,003

See notes to financial statements.

50

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity® VIP ContrafundSM Portfolio Initial Class	Fidelity® VIP Emerging Markets Portfolio Initial Class	Fidelity® VIP Equity-Income PortfolioSM Initial Class
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net Investment Income (loss)	$ 76,146	$ 8,121	$ 597,072
Net realized gains (losses)	2,779,374	127,825	1,680,351
Change in unrealized gains (losses)	22,772,059	159,866	246,798
Increase (decrease) in net assets from operations	25,627,579	295,812	2,524,221
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	4,769,953	161,363	2,153,527
Benefits	(276,865)	(196)	(241,455)
Payments on termination	(3,867,847)	(82,281)	(1,451,095)
Loans	(218,312)	6,177	(167,603)
Policy Maintenance Charge	(4,449,015)	(95,617)	(1,950,250)
Transfers among the sub-accounts and with the Fixed Account - net	(2,812,909)	(25,501)	593,521
Increase (decrease) in net assets from policy transactions	(6,854,995)	(36,055)	(1,063,355)
INCREASE (DECREASE) IN NET ASSETS	18,772,584	259,757	1,460,866
NET ASSETS AT BEGINNING OF PERIOD	88,931,799	959,617	41,450,879
NET ASSETS AT END OF PERIOD	$ 107,704,383	$ 1,219,374	$ 42,911,745
Accumulation Units outstanding at beginning of period	1,533,969	60,669	914,827
Units issued	18,897	4,407	34,738
Units redeemed	(119,708)	(6,347)	(54,173)
Accumulation Units outstanding at end of period	1,433,158	58,729	895,392

	Fidelity® VIP Government Money Market Portfolio Initial Class	Fidelity® VIP Growth & Income Portfolio Initial Class	Fidelity® VIP Growth Portfolio Initial Class
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net Investment Income (loss)	$ 63,351	$ 25,353	$ (126,717)
Net realized gains (losses)	—	62,074	9,027,900
Change in unrealized gains (losses)	—	21,958	17,493,772
Increase (decrease) in net assets from operations	63,351	109,385	26,394,955
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	2,572,437	218,956	2,983,162
Benefits	(374,018)	—	(210,411)
Payments on termination	(2,015,619)	(59,443)	(2,546,481)
Loans	(48,254)	11,895	(380,143)
Policy Maintenance Charge	(2,155,444)	(124,556)	(3,224,364)
Transfers among the sub-accounts and with the Fixed Account - net	3,941,891	28,673	(858,881)
Increase (decrease) in net assets from policy transactions	1,920,993	75,525	(4,237,118)
INCREASE (DECREASE) IN NET ASSETS	1,984,344	184,910	22,157,837
NET ASSETS AT BEGINNING OF PERIOD	24,085,535	1,219,237	63,351,129
NET ASSETS AT END OF PERIOD	$ 26,069,879	$ 1,404,147	$ 85,508,966
Accumulation Units outstanding at beginning of period	1,609,051	49,101	1,150,115
Units issued	658,891	5,848	24,769
Units redeemed	(528,778)	(2,516)	(89,387)
Accumulation Units outstanding at end of period	1,739,164	52,433	1,085,497

See notes to financial statements.

51

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity® VIP High Income Portfolio Initial Class 2020	Fidelity® VIP Index 5 Portfolio Initial Class 2020	Fidelity® VIP Index 5 Portfolio Service Class 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net Investment Income (loss)	$ 35,443	$ 1,226,388	$ 157,422
Net realized gains (losses)	(4,890)	3,141,148	393,172
Change in unrealized gains (losses)	(10,661)	8,191,192	1,164,895
Increase (decrease) in net assets from operations	19,892	12,558,728	1,715,489
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	123,494	3,188,986	1,814,021
Benefits	—	(669,610)	(1,972)
Payments on termination	(75,134)	(2,625,450)	(792,519)
Loans	1,695	64,401	101,719
Policy Maintenance Charge	(68,379)	(3,079,204)	(1,057,408)
Transfers among the sub-accounts and with the Fixed Account - net	21,578	(1,172,004)	19,626
Increase (decrease) in net assets from policy transactions	3,254	(4,292,881)	83,467
INCREASE (DECREASE) IN NET ASSETS	23,146	8,265,847	1,798,956
NET ASSETS AT BEGINNING OF PERIOD	729,553	73,978,035	9,188,474
NET ASSETS AT END OF PERIOD	$ 752,699	$ 82,243,882	$ 10,987,430
Accumulation Units outstanding at beginning of period	35,919	1,717,417	318,279
Units issued	4,596	30,561	34,031
Units redeemed	(4,446)	(132,221)	(30,116)
Accumulation Units outstanding at end of period	36,069	1,615,757	322,194

	Fidelity® VIP Investment Grade Bond Portfolio Initial Class 2020	Fidelity® VIP Mid Cap Portfolio Initial Class 2020	Fidelity® VIP Overseas Portfolio Initial Class 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net Investment Income (loss)	$ 172,854	$ 22,444	$ 47,878
Net realized gains (losses)	34,217	1,477	268,635
Change in unrealized gains (losses)	476,263	710,352	2,087,067
Increase (decrease) in net assets from operations	683,334	734,273	2,403,580
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	726,076	612,393	1,012,811
Benefits	(32,471)	(354)	(38,423)
Payments on termination	(290,695)	(203,092)	(689,521)
Loans	(21,913)	5,470	21,254
Policy Maintenance Charge	(428,643)	(313,515)	(729,523)
Transfers among the sub-accounts and with the Fixed Account - net	81,566	15,244	(131,178)
Increase (decrease) in net assets from policy transactions	33,920	116,146	(554,580)
INCREASE (DECREASE) IN NET ASSETS	717,254	850,419	1,849,000
NET ASSETS AT BEGINNING OF PERIOD	7,447,063	3,466,621	16,079,567
NET ASSETS AT END OF PERIOD	$ 8,164,317	$ 4,317,040	$ 17,928,567
Accumulation Units outstanding at beginning of period	376,522	144,464	564,122
Units issued	27,787	20,613	15,566
Units redeemed	(27,642)	(12,861)	(34,786)
Accumulation Units outstanding at end of period	376,667	152,216	544,902

See notes to financial statements.

52

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity® VIP Real Estate Portfolio Initial Class 2020	Fidelity® VIP Value Strategies Portfolio Initial Class 2020	Franklin Templeton Global Bond VIP Fund Class 1 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net Investment Income (loss)	$ 48,274	$ 4,095	$ 74,981
Net realized gains (losses)	84,717	15,278	(20,213)
Change in unrealized gains (losses)	(258,433)	23,189	(102,880)
Increase (decrease) in net assets from operations	(125,442)	42,562	(48,112)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	435,591	60,230	160,158
Benefits	(482)	—	(659)
Payments on termination	(73,307)	(12,516)	(65,464)
Loans	5,376	145	(25,863)
Policy Maintenance Charge	(203,143)	(31,524)	(77,911)
Transfers among the sub-accounts and with the Fixed Account - net	127,379	4,383	72,635
Increase (decrease) in net assets from policy transactions	291,414	20,718	62,896
INCREASE (DECREASE) IN NET ASSETS	165,972	63,280	14,784
NET ASSETS AT BEGINNING OF PERIOD	2,236,838	330,552	938,181
NET ASSETS AT END OF PERIOD	$ 2,402,810	$ 393,832	$ 952,965
Accumulation Units outstanding at beginning of period	103,933	14,044	53,916
Units issued	19,547	2,850	11,128
Units redeemed	(4,013)	(1,438)	(7,351)
Accumulation Units outstanding at end of period	119,467	15,456	57,693

	Franklin Templeton Income VIP Fund Class 1 2020	Franklin Templeton Mutual Global Discovery VIP Fund Class 1 2020	Franklin Templeton Mutual Shares VIP Fund Class 1 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net Investment Income (loss)	$ 51,527	$ 27,615	$ 15,841
Net realized gains (losses)	(639)	(4,784)	14,876
Change in unrealized gains (losses)	(35,490)	(48,934)	(44,306)
Increase (decrease) in net assets from operations	15,398	(26,103)	(13,589)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	171,720	207,100	64,540
Benefits	—	(760)	(755)
Payments on termination	(43,277)	(100,276)	(13,014)
Loans	1,426	6,927	1,136
Policy Maintenance Charge	(98,806)	(100,525)	(35,420)
Transfers among the sub-accounts and with the Fixed Account - net	19,688	18,148	72,391
Increase (decrease) in net assets from policy transactions	50,751	30,614	88,878
INCREASE (DECREASE) IN NET ASSETS	66,149	4,511	75,289
NET ASSETS AT BEGINNING OF PERIOD	931,989	1,187,329	507,949
NET ASSETS AT END OF PERIOD	$ 998,138	$ 1,191,840	$ 583,238
Accumulation Units outstanding at beginning of period	47,869	58,133	25,666
Units issued	6,383	11,067	7,418
Units redeemed	(3,478)	(8,276)	(2,112)
Accumulation Units outstanding at end of period	50,774	60,924	30,972

See notes to financial statements.

53

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Small Cap Value VIP Fund Class 1	Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1	Franklin Templeton Strategic Income VIP Fund Class 1
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net Investment Income (loss)	$ 23,525	$ —	$ 28,964
Net realized gains (losses)	52,071	147,666	(2,952)
Change in unrealized gains (losses)	45,047	418,851	(3,679)
Increase (decrease) in net assets from operations	120,643	566,517	22,333
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	221,947	166,113	86,515
Benefits	(821)	(828)	—
Payments on termination	(124,793)	(119,511)	(7,779)
Loans	9,335	8,126	(2,414)
Policy Maintenance Charge	(125,619)	(98,836)	(48,085)
Transfers among the sub-accounts and with the Fixed Account - net	59,448	(42,150)	117,109
Increase (decrease) in net assets from policy transactions	39,497	(87,086)	145,346
INCREASE (DECREASE) IN NET ASSETS	160,140	479,431	167,679
NET ASSETS AT BEGINNING OF PERIOD	1,553,798	1,073,995	469,801
NET ASSETS AT END OF PERIOD	$ 1,713,938	$ 1,553,426	$ 637,480
Accumulation Units outstanding at beginning of period	60,539	39,012	27,043
Units issued	8,698	2,936	9,828
Units redeemed	(5,885)	(5,666)	(1,503)
Accumulation Units outstanding at end of period	63,352	36,282	35,368

	Franklin Templeton U.S. Government Securities VIP Fund Class 1	Guggenheim VT U.S. Long Short Equity Fund	Invesco Oppenheimer VI International Growth Fund Series I
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net Investment Income (loss)	$ 17,637	$ 7,316	$ 18,928
Net realized gains (losses)	(943)	1,524	49,989
Change in unrealized gains (losses)	1,856	36,463	355,870
Increase (decrease) in net assets from operations	18,550	45,303	424,787
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	55,523	80,327	234,145
Benefits	—	(369)	(141)
Payments on termination	(8,732)	(37,716)	(104,721)
Loans	134	1,153	9,978
Policy Maintenance Charge	(37,468)	(42,448)	(126,172)
Transfers among the sub-accounts and with the Fixed Account - net	89,059	9,726	(21,625)
Increase (decrease) in net assets from policy transactions	98,516	10,673	(8,536)
INCREASE (DECREASE) IN NET ASSETS	117,066	55,976	416,251
NET ASSETS AT BEGINNING OF PERIOD	366,857	880,234	1,951,709
NET ASSETS AT END OF PERIOD	$ 483,923	$ 936,210	$ 2,367,960
Accumulation Units outstanding at beginning of period	26,536	35,170	73,257
Units issued	9,871	2,969	7,078
Units redeemed	(2,776)	(2,490)	(5,471)
Accumulation Units outstanding at end of period	33,631	35,649	74,864

See notes to financial statements.

54

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Oppenheimer VI International Growth Fund Series II 2020	Invesco V.I. American Franchise 2020	Invesco V.I. American Value 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net Investment Income (loss)	$ (1,205)	$ 1,997	$ 65,866
Net realized gains (losses)	78,406	286,181	(30,334)
Change in unrealized gains (losses)	268,457	725,281	59,324
Increase (decrease) in net assets from operations	345,658	1,013,459	94,856
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	55,935	148,708	557,345
Benefits	(65,646)	(2,113)	(82,978)
Payments on termination	(82,806)	(72,679)	(279,832)
Loans	(2,659)	(6,184)	17,671
Policy Maintenance Charge	(81,623)	(106,364)	(447,639)
Transfers among the sub-accounts and with the Fixed Account - net	(63,915)	(96,316)	95,967
Increase (decrease) in net assets from policy transactions	(240,714)	(134,948)	(139,466)
INCREASE (DECREASE) IN NET ASSETS	104,944	878,511	(44,610)
NET ASSETS AT BEGINNING OF PERIOD	1,943,388	2,439,593	9,634,857
NET ASSETS AT END OF PERIOD	$ 2,048,332	$ 3,318,104	$ 9,590,247
Accumulation Units outstanding at beginning of period	69,578	91,355	279,527
Units issued	2,659	1,754	22,507
Units redeemed	(11,224)	(5,824)	(24,711)
Accumulation Units outstanding at end of period	61,013	87,285	277,323

	Invesco V.I. Conservative Balance Fund - Series I 2020	Invesco V.I. Core Bond Fund - Series I 2020	Invesco V.I. Core Equity 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net Investment Income (loss)	$ 9,649	$ 9,179	$ 7,999
Net realized gains (losses)	18,970	1,299	169,011
Change in unrealized gains (losses)	36,249	15,791	(90,939)
Increase (decrease) in net assets from operations	64,868	26,269	86,071
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	86,233	44,716	46,915
Benefits	—	—	(78)
Payments on termination	(38,970)	(11,575)	(226,216)
Loans	168	(1,514)	(7,209)
Policy Maintenance Charge	(52,226)	(25,153)	(33,500)
Transfers among the sub-accounts and with the Fixed Account - net	9,057	8,299	1,876
Increase (decrease) in net assets from policy transactions	4,262	14,773	(218,212)
INCREASE (DECREASE) IN NET ASSETS	69,130	41,042	(132,141)
NET ASSETS AT BEGINNING OF PERIOD	443,381	271,902	800,700
NET ASSETS AT END OF PERIOD	$ 512,511	$ 312,944	$ 668,559
Accumulation Units outstanding at beginning of period	30,927	24,167	31,610
Units issued	2,821	3,043	994
Units redeemed	(2,623)	(1,856)	(9,421)
Accumulation Units outstanding at end of period	31,125	25,354	23,183

See notes to financial statements.

55

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco V.I. Discovery Mid Cap Growth Fund - Series I 2020	Invesco V.I. Discovery Mid Cap Growth Fund - Series II 2020	Invesco V.I. Global Fund - Series I 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net Investment Income (loss)	$ 1,098	$ (4,462)	$ 10,351
Net realized gains (losses)	319,025	449,298	78,387
Change in unrealized gains (losses)	1,686,072	505,967	307,532
Increase (decrease) in net assets from operations	2,006,195	950,803	396,270
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	238,405	66,547	172,154
Benefits	(104)	(2,458)	(82)
Payments on termination	(155,875)	(53,434)	(120,479)
Loans	23,421	(1,826)	9,580
Policy Maintenance Charge	(170,847)	(74,512)	(100,862)
Transfers among the sub-accounts and with the Fixed Account - net	2,508,967	1,280,548	18,172
Increase (decrease) in net assets from policy transactions	2,443,967	1,214,865	(21,517)
INCREASE (DECREASE) IN NET ASSETS	4,450,162	2,165,668	374,753
NET ASSETS AT BEGINNING OF PERIOD	2,716,139	—	1,433,879
NET ASSETS AT END OF PERIOD	$ 7,166,301	$ 2,165,668	$ 1,808,632
Accumulation Units outstanding at beginning of period	78,074	—	60,181
Units issued	78,563	502,706	5,206
Units redeemed	(10,221)	(355,946)	(5,914)
Accumulation Units outstanding at end of period	146,416	146,760	59,473

	Invesco V.I. Global Fund - Series II 2020	Invesco V.I. Global Strategic Income - Fund Series I 2020	Invesco V.I. Government Securities 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net Investment Income (loss)	$ 52,989	$ 16,766	$ 33,060
Net realized gains (losses)	654,092	(2,096)	3,855
Change in unrealized gains (losses)	2,427,009	(4,423)	41,333
Increase (decrease) in net assets from operations	3,134,090	10,247	78,248
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	747,496	37,469	169,254
Benefits	(8,514)	(628)	(29)
Payments on termination	(583,187)	(5,553)	(31,526)
Loans	15,761	(57)	1,618
Policy Maintenance Charge	(481,561)	(23,245)	(73,402)
Transfers among the sub-accounts and with the Fixed Account - net	(372,586)	3,927	(10,154)
Increase (decrease) in net assets from policy transactions	(682,591)	11,913	55,761
INCREASE (DECREASE) IN NET ASSETS	2,451,499	22,160	134,009
NET ASSETS AT BEGINNING OF PERIOD	11,862,817	289,849	1,236,100
NET ASSETS AT END OF PERIOD	$ 14,314,316	$ 312,009	$ 1,370,109
Accumulation Units outstanding at beginning of period	321,178	18,511	100,782
Units issued	6,237	2,115	18,478
Units redeemed	(23,064)	(1,355)	(14,146)
Accumulation Units outstanding at end of period	304,351	19,271	105,114

See notes to financial statements.

56

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco V.I. Growth and Income Fund Series I 2020	Invesco V.I. Growth and Income Fund Series II 2020	Invesco V.I. High Yield 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net Investment Income (loss)	$ 128,514	$ 77,399	$ 22,081
Net realized gains (losses)	57,688	(40,735)	(701)
Change in unrealized gains (losses)	8,725	18,424	(8,207)
Increase (decrease) in net assets from operations	194,927	55,088	13,173
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	430,862	172,739	25,911
Benefits	(13,190)	(45,649)	—
Payments on termination	(155,874)	(212,208)	(12,127)
Loans	(3,837)	1,592	2,376
Policy Maintenance Charge	(258,063)	(225,134)	(23,725)
Transfers among the sub-accounts and with the Fixed Account - net	215,549	96,593	12,852
Increase (decrease) in net assets from policy transactions	215,447	(212,067)	5,287
INCREASE (DECREASE) IN NET ASSETS	410,374	(156,979)	18,460
NET ASSETS AT BEGINNING OF PERIOD	6,135,118	5,149,513	377,640
NET ASSETS AT END OF PERIOD	$ 6,545,492	$ 4,992,534	$ 396,100
Accumulation Units outstanding at beginning of period	144,054	156,427	24,465
Units issued	12,862	11,127	1,618
Units redeemed	(5,779)	(18,229)	(1,246)
Accumulation Units outstanding at end of period	151,137	149,325	24,837

	Invesco V.I. Main Street Fund® - Series I 2020	Invesco V.I. Main Street Mid Cap Fund - Series I 2020	Invesco V.I. Main Street Small Cap Fund® - Series I 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net Investment Income (loss)	$ 9,966	$ 17,631	$ 75,958
Net realized gains (losses)	64,352	480,443	245,504
Change in unrealized gains (losses)	19,628	(252,692)	2,193,832
Increase (decrease) in net assets from operations	93,946	245,382	2,515,294
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	101,166	181,775	906,786
Benefits	—	(3,818)	(26,313)
Payments on termination	(43,899)	(123,942)	(554,694)
Loans	712	(12,054)	(42,857)
Policy Maintenance Charge	(56,074)	(108,321)	(566,515)
Transfers among the sub-accounts and with the Fixed Account - net	(8,773)	50,361	(20,930)
Increase (decrease) in net assets from policy transactions	(6,868)	(15,999)	(304,523)
INCREASE (DECREASE) IN NET ASSETS	87,078	229,383	2,210,771
NET ASSETS AT BEGINNING OF PERIOD	664,036	2,516,902	12,459,173
NET ASSETS AT END OF PERIOD	$ 751,114	$ 2,746,285	$ 14,669,944
Accumulation Units outstanding at beginning of period	50,037	85,088	231,708
Units issued	4,134	5,077	12,810
Units redeemed	(4,498)	(5,182)	(15,476)
Accumulation Units outstanding at end of period	49,673	84,983	229,042

See notes to financial statements.

57

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco V.I. Main Street Small Cap Fund® - Series II	Invesco V.I. Mid Cap Growth Fund Series II	Invesco V.I. Value Opportunity
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net Investment Income (loss)	$ 10,685	$ (1,858)	$ 17,561
Net realized gains (losses)	53,058	293,338	139,092
Change in unrealized gains (losses)	1,230,553	(538,076)	257,407
Increase (decrease) in net assets from operations	1,294,296	(246,596)	414,060
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	240,038	73,255	378,045
Benefits	(53,695)	(37,460)	(18,268)
Payments on termination	(176,623)	(73,310)	(152,843)
Loans	(8,617)	3,143	6,959
Policy Maintenance Charge	(263,560)	(66,987)	(266,633)
Transfers among the sub-accounts and with the Fixed Account - net	(154,282)	(4,198,561)	202,516
Increase (decrease) in net assets from policy transactions	(416,739)	(4,299,920)	149,776
INCREASE (DECREASE) IN NET ASSETS	877,557	(4,546,516)	563,836
NET ASSETS AT BEGINNING OF PERIOD	6,658,223	4,546,516	5,546,183
NET ASSETS AT END OF PERIOD	$ 7,535,780	$ —	$ 6,110,019
Accumulation Units outstanding at beginning of period	152,174	122,347	257,155
Units issued	37,433	727	24,941
Units redeemed	(45,725)	(123,074)	(13,427)
Accumulation Units outstanding at end of period	143,882	—	268,669

	Janus Henderson Balanced Portfolio Institutional Shares	Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Enterprise Portfolio Institutional Shares
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net Investment Income (Loss)	$ 600,709	$ 127,310	$ (108,096)
Net realized gains (losses)	1,421,024	234,985	5,372,876
Change in unrealized gains (losses)	3,160,398	797,978	4,304,376
Increase (decrease) in net assets from operations	5,182,131	1,160,273	9,569,156
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	2,009,572	535,781	1,878,406
Benefits	(287,490)	(9,695)	(320,217)
Payments on termination	(1,426,816)	(341,190)	(1,931,271)
Loans	(30,188)	(25,599)	(131,176)
Policy Maintenance Charge	(2,097,558)	(366,450)	(2,171,262)
Transfers among the sub-accounts and with the Fixed Account - net	234,652	298,302	(704,284)
Increase (decrease) in net assets from policy transactions	(1,597,828)	91,149	(3,379,804)
INCREASE (DECREASE) IN NET ASSETS	3,584,303	1,251,422	6,189,352
NET ASSETS AT BEGINNING OF PERIOD	38,483,338	8,226,857	53,311,479
NET ASSETS AT END OF PERIOD	$ 42,067,641	$ 9,478,279	$ 59,500,831
Accumulation Units outstanding at beginning of period	637,864	192,444	619,021
Units issued	25,070	10,761	10,121
Units redeemed	(43,856)	(8,766)	(48,931)
Accumulation Units outstanding at end of period	619,078	194,439	580,211

See notes to financial statements.

58

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Henderson Flexible Bond Portfolio Institutional Shares 2020	Janus Henderson Forty Portfolio Institutional Shares 2020	Janus Henderson Global Research Portfolio Institutional Shares 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net Investment Income (Loss)	$ 173,116	$ 21,501	$ 124,510
Net realized gains (losses)	15,280	1,015,339	2,395,887
Change in unrealized gains (losses)	418,120	2,447,189	3,240,521
Increase (decrease) in net assets from operations	606,516	3,484,029	5,760,918
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	382,841	673,102	1,513,713
Benefits	(31,721)	(19,907)	(200,361)
Payments on termination	(317,379)	(606,141)	(739,654)
Loans	(8,895)	(94,910)	(175,893)
Policy Maintenance Charge	(351,394)	(481,862)	(1,594,526)
Transfers among the sub-accounts and with the Fixed Account - net	247,116	(148,825)	(132,751)
Increase (decrease) in net assets from policy transactions	(79,432)	(678,543)	(1,329,472)
INCREASE (DECREASE) IN NET ASSETS	527,084	2,805,486	4,431,446
NET ASSETS AT BEGINNING OF PERIOD	6,072,139	9,300,251	30,594,687
NET ASSETS AT END OF PERIOD	$ 6,599,223	$ 12,105,737	$ 35,026,133
Accumulation Units outstanding at beginning of period	199,322	196,306	807,895
Units issued	22,613	14,544	11,904
Units redeemed	(24,232)	(26,436)	(43,979)
Accumulation Units outstanding at end of period	197,703	184,414	775,820

	Janus Henderson Global Research Portfolio Service Shares 2020	Janus Henderson Global Technology Portfolio Institutional Shares 2020	Janus Henderson Mid Cap Value Portfolio Institutional Shares 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net Investment Income (Loss)	$ 7,258	$ —	$ 7,972
Net realized gains (losses)	91,598	206,877	8,305
Change in unrealized gains (losses)	163,686	430,662	(12,201)
Increase (decrease) in net assets from operations	262,542	637,539	4,076
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	73,882	195,681	120,942
Benefits	(14,647)	(814)	(508)
Payments on termination	(19,468)	(66,243)	(35,885)
Loans	(13,841)	8,520	10,102
Policy Maintenance Charge	(49,415)	(128,488)	(66,014)
Transfers among the sub-accounts and with the Fixed Account - net	78,227	29,326	17,988
Increase (decrease) in net assets from policy transactions	54,738	37,982	46,625
INCREASE (DECREASE) IN NET ASSETS	317,280	675,521	50,701
NET ASSETS AT BEGINNING OF PERIOD	1,241,461	1,222,093	704,970
NET ASSETS AT END OF PERIOD	$ 1,558,741	$ 1,897,614	$ 755,671
Accumulation Units outstanding at beginning of period	34,781	25,138	29,288
Units issued	3,276	3,465	4,350
Units redeemed	(1,593)	(2,787)	(1,952)
Accumulation Units outstanding at end of period	36,464	25,816	31,686

See notes to financial statements.

59

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Henderson Mid Cap Value Portfolio Service Shares 2020	Janus Henderson Overseas Portfolio Institutional Shares 2020	Janus Henderson Overseas Portfolio Service Shares 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net Investment Income (Loss)	$ 45,412	$ 14,626	$ 55,509
Net realized gains (losses)	68,469	(10,987)	(135,709)
Change in unrealized gains (losses)	(130,960)	185,001	879,553
Increase (decrease) in net assets from operations	(17,079)	188,640	799,353
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	307,100	155,667	393,335
Benefits	(1,059)	(408)	(32,688)
Payments on termination	(225,751)	(95,783)	(262,958)
Loans	4,929	(7,399)	396
Policy Maintenance Charge	(181,466)	(83,079)	(242,699)
Transfers among the sub-accounts and with the Fixed Account - net	136,195	3,923	(146,047)
Increase (decrease) in net assets from policy transactions	39,948	(27,079)	(290,661)
INCREASE (DECREASE) IN NET ASSETS	22,869	161,561	508,692
NET ASSETS AT BEGINNING OF PERIOD	4,777,178	1,130,848	5,235,306
NET ASSETS AT END OF PERIOD	$ 4,800,047	$ 1,292,409	$ 5,743,998
Accumulation Units outstanding at beginning of period	130,398	113,960	543,346
Units issued	9,587	11,630	29,053
Units redeemed	(7,356)	(13,600)	(58,583)
Accumulation Units outstanding at end of period	132,629	111,990	513,816

	Janus Henderson Research Portfolio Institutional Shares 2020	Lazard Retirement Emerging Markets Equity Portfolio 2020	Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net Investment Income (Loss)	$ 33,324	$ 31,904	$ 55,029
Net realized gains (losses)	4,425,206	(7,133)	502,327
Change in unrealized gains (losses)	7,290,918	(34,131)	(274,937)
Increase (decrease) in net assets from operations	11,749,448	(9,360)	282,419
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	1,453,574	123,747	213,760
Benefits	(348,185)	(9,678)	(258)
Payments on termination	(1,265,605)	(49,212)	(124,473)
Loans	(112,090)	4,636	(10,773)
Policy Maintenance Charge	(1,841,343)	(68,343)	(187,464)
Transfers among the sub-accounts and with the Fixed Account - net	(853,210)	2,567	31,885
Increase (decrease) in net assets from policy transactions	(2,966,859)	3,717	(77,323)
INCREASE (DECREASE) IN NET ASSETS	8,782,589	(5,643)	205,096
NET ASSETS AT BEGINNING OF PERIOD	37,832,103	1,385,982	4,388,186
NET ASSETS AT END OF PERIOD	$ 46,614,692	$ 1,380,339	$ 4,593,282
Accumulation Units outstanding at beginning of period	722,688	22,470	131,094
Units issued	3,586	2,129	47,106
Units redeemed	(54,288)	(1,932)	(47,740)
Accumulation Units outstanding at end of period	671,986	22,667	130,460

See notes to financial statements.

60

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	MFS® High Yield Portfolio Initial Class	MFS® Investors Trust Series Initial Class
	2020	2020	2020
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS			
Net Investment Income (Loss)	$ 91,118	$ 72,598	$ 33,929
Net realized gains (losses)	(24,611)	(5,319)	305,189
Change in unrealized gains (losses)	98,368	(892)	392,164
Increase (decrease) in net assets from operations	164,875	66,387	731,282
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	170,402	119,278	212,617
Benefits	(620)	(40,405)	(13,594)
Payments on termination	(398,430)	(41,003)	(154,730)
Loans	3,636	3,554	(30,861)
Policy Maintenance Charge	(105,948)	(74,132)	(260,434)
Transfers among the sub-accounts and with the Fixed Account - net	41,017	69,724	(106,545)
Increase (decrease) in net assets from policy transactions	(289,943)	37,016	(353,547)
INCREASE (DECREASE) IN NET ASSETS	(125,068)	103,403	377,735
NET ASSETS AT BEGINNING OF PERIOD	2,526,633	1,299,389	5,692,896
NET ASSETS AT END OF PERIOD	$ 2,401,565	$ 1,402,792	$ 6,070,631
Accumulation Units outstanding at beginning of period	98,022	93,884	146,074
Units issued	4,589	8,858	2,712
Units redeemed	(15,793)	(6,292)	(11,992)
Accumulation Units outstanding at end of period	86,818	96,450	136,794

	MFS® Mass Investors Growth Stock Portfolio Initial Class	MFS® New Discovery Series Initial Class	MFS® Total Return Series Initial Class
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 6,660	$ —	$ 279,715
Net realized gains (losses)	161,247	1,431,145	395,247
Change in unrealized gains (losses)	146,072	3,914,807	519,878
Increase (decrease) in net assets from operations	313,979	5,345,952	1,194,840
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	74,875	496,321	646,943
Benefits	(5,507)	(66,496)	(60,179)
Payments on termination	(60,304)	(488,967)	(323,659)
Loans	(5,002)	(40,107)	(2,972)
Policy maintenance charge	(61,231)	(502,190)	(570,118)
Transfers among the sub-accounts and with the Fixed Account - net	(15,222)	(319,973)	83,596
Increase (decrease) in net assets from policy transactions	(72,391)	(921,412)	(226,389)
INCREASE (DECREASE) IN NET ASSETS	241,588	4,424,540	968,451
NET ASSETS AT BEGINNING OF PERIOD	1,448,464	12,333,109	12,501,203
NET ASSETS AT END OF PERIOD	$ 1,690,052	$ 16,757,649	$ 13,469,654
Accumulation Units outstanding at beginning of period	76,437	154,454	324,227
Units issued	1,390	972	7,273
Units redeemed	(5,038)	(11,572)	(13,373)
Accumulation Units outstanding at end of period	72,789	143,854	318,127

See notes to financial statements.

61

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS® Utilities Series Initial Class 2020	MFS® Value Series Initial Class 2020	MFS® VIT Growth Series Initial Class 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 71,761	$ 34,943	$ —
Net realized gains (losses)	111,459	109,504	1,220,488
Change in unrealized gains (losses)	(3,379)	(53,941)	1,998,432
Increase (decrease) in net assets from operations	179,841	90,506	3,218,920
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	212,597	122,157	327,170
Benefits	(9,490)	—	(21,999)
Payments on termination	(131,864)	(27,804)	(268,967)
Loans	1,185	4,706	(8,292)
Policy maintenance charge	(147,378)	(96,572)	(437,091)
Transfers among the sub-accounts and with the Fixed Account - net	(19,745)	30,025	(407,054)
Increase (decrease) in net assets from policy transactions	(94,695)	32,512	(816,233)
INCREASE (DECREASE) IN NET ASSETS	85,146	123,018	2,402,687
NET ASSETS AT BEGINNING OF PERIOD	3,065,160	2,376,485	10,738,016
NET ASSETS AT END OF PERIOD	$ 3,150,306	$ 2,499,503	$ 13,140,703
Accumulation Units outstanding at beginning of period	39,955	60,408	194,428
Units issued	1,580	3,046	3,701
Units redeemed	(2,759)	(2,052)	(17,681)
Accumulation Units outstanding at end of period	38,776	61,402	180,448

	MFS® VIT New Discovery Series Service Class 2020	MFS® VIT MFS® VIT Research Series Initial Class 2020	Morgan Stanley VIF Emerging Markets Equity Portfolio Class I 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ (6,262)	$ 33,951	$ 6,559
Net realized gains (losses)	128,643	258,748	10,771
Change in unrealized gains (losses)	236,670	469,250	60,233
Increase (decrease) in net assets from operations	359,051	761,949	77,563
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	28,451	144,654	54,407
Benefits	(4,552)	(2,202)	—
Payments on termination	(25,818)	(100,184)	(31,021)
Loans	(487)	(1,167)	(1,540)
Policy maintenance charge	(43,047)	(129,521)	(27,206)
Transfers among the sub-accounts and with the Fixed Account - net	(60,745)	(125,976)	12,371
Increase (decrease) in net assets from policy transactions	(106,198)	(214,396)	7,011
INCREASE (DECREASE) IN NET ASSETS	252,853	547,553	84,574
NET ASSETS AT BEGINNING OF PERIOD	906,483	4,823,970	501,300
NET ASSETS AT END OF PERIOD	$ 1,159,336	$ 5,371,523	$ 585,874
Accumulation Units outstanding at beginning of period	22,376	112,159	45,672
Units issued	2,983	1,864	6,057
Units redeemed	(5,564)	(6,908)	(5,086)
Accumulation Units outstanding at end of period	19,795	107,115	46,643

See notes to financial statements.

62

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley VIF Growth Portfolio Class I	Morgan Stanley VIF U.S. Real Estate Portfolio Class I	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ (11,802)	$ 148,252	$ 200,356
Net realized gains (losses)	1,135,061	143,647	217,792
Change in unrealized gains (losses)	4,106,548	(1,366,643)	656,809
Increase (decrease) in net assets from operations	5,229,807	(1,074,744)	1,074,957
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	259,817	439,535	1,998,545
Benefits	(15,382)	(15,436)	(16,264)
Payments on termination	(398,389)	(253,771)	(422,508)
Loans	(99,192)	961	(194,201)
Policy maintenance charge	(250,381)	(261,336)	(1,107,272)
Transfers among the sub-accounts and with the Fixed Account - net	79,637	191,020	(30,824)
Increase (decrease) in net assets from policy transactions	(423,890)	100,973	227,476
INCREASE (DECREASE) IN NET ASSETS	4,805,917	(973,771)	1,302,433
NET ASSETS AT BEGINNING OF PERIOD	4,705,791	6,587,817	9,855,045
NET ASSETS AT END OF PERIOD	$ 9,511,708	$ 5,614,046	$ 11,157,478
Accumulation Units outstanding at beginning of period	77,611	123,562	503,580
Units issued	7,336	12,450	57,958
Units redeemed	(12,122)	(9,373)	(45,011)
Accumulation Units outstanding at end of period	72,825	126,639	516,527

	Morningstar Balanced ETF Asset Allocation Portfolio Class I	Morningstar Conservative ETF Asset Allocation Portfolio Class I	Morningstar Growth ETF Asset Allocation Portfolio Class I
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 243,104	$ 25,118	$ 427,552
Net realized gains (losses)	(3,733)	10,604	541,626
Change in unrealized gains (losses)	637,137	51,712	998,797
Increase (decrease) in net assets from operations	876,508	87,434	1,967,975
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	1,849,676	179,953	3,352,775
Benefits	(52,427)	(5,280)	(7,032)
Payments on termination	(1,275,908)	(22,367)	(1,147,995)
Loans	(366)	(49,398)	(166,651)
Policy maintenance charge	(1,254,446)	(173,428)	(1,906,189)
Transfers among the sub-accounts and with the Fixed Account - net	(90,876)	96,295	(249,593)
Increase (decrease) in net assets from policy transactions	(824,347)	25,775	(124,685)
INCREASE (DECREASE) IN NET ASSETS	52,161	113,209	1,843,290
NET ASSETS AT BEGINNING OF PERIOD	11,589,500	1,313,207	19,211,753
NET ASSETS AT END OF PERIOD	$ 11,641,661	$ 1,426,416	$ 21,055,043
Accumulation Units outstanding at beginning of period	617,761	85,952	984,240
Units issued	43,790	10,874	72,532
Units redeemed	(85,861)	(9,779)	(75,880)
Accumulation Units outstanding at end of period	575,690	87,047	980,892

See notes to financial statements.

63

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I 2020	PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares 2020	PIMCO VIT Real Return Portfolio Admin. Shares 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 63,775	$ 180,704	$ 54,514
Net realized gains (losses)	13,735	19,207	3,396
Change in unrealized gains (losses)	137,630	(37,157)	362,365
Increase (decrease) in net assets from operations	215,140	162,754	420,275
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	411,936	210,558	293,667
Benefits	(183,820)	(3,499)	(451)
Payments on termination	(120,602)	(135,811)	(177,304)
Loans	(1,996)	(1,265)	3,425
Policy maintenance charge	(334,074)	(207,571)	(189,231)
Transfers among the sub-accounts and with the Fixed Account - net	96,780	39,326	37,313
Increase (decrease) in net assets from policy transactions	(131,776)	(98,262)	(32,581)
INCREASE (DECREASE) IN NET ASSETS	83,364	64,492	387,694
NET ASSETS AT BEGINNING OF PERIOD	2,655,591	3,129,046	3,676,531
NET ASSETS AT END OF PERIOD	$ 2,738,955	$ 3,193,538	$ 4,064,225
Accumulation Units outstanding at beginning of period	157,119	128,103	195,855
Units issued	14,317	10,953	12,230
Units redeemed	(22,837)	(15,229)	(14,277)
Accumulation Units outstanding at end of period	148,599	123,827	193,808

	PIMCO VIT Total Return Portfolio Admin. Shares 2020	Putnam VT High Yield Fund Class IA 2020	Putnam VT International Value Fund Class IA 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 293,410	$ 62,089	$ 17,466
Net realized gains (losses)	208,738	(2,988)	(14,099)
Change in unrealized gains (losses)	674,133	1,687	22,258
Increase (decrease) in net assets from operations	1,176,281	60,788	25,625
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	919,187	61,975	30,655
Benefits	(66,488)	(7,123)	(4,269)
Payments on termination	(498,667)	(21,170)	(10,351)
Loans	(23,068)	(6,419)	25,833
Policy maintenance charge	(803,435)	(50,484)	(22,549)
Transfers among the sub-accounts and with the Fixed Account - net	340,516	22,432	(72,664)
Increase (decrease) in net assets from policy transactions	(131,955)	(789)	(53,345)
INCREASE (DECREASE) IN NET ASSETS	1,044,326	59,999	(27,720)
NET ASSETS AT BEGINNING OF PERIOD	13,977,999	1,110,040	725,099
NET ASSETS AT END OF PERIOD	$ 15,022,325	$ 1,170,039	$ 697,379
Accumulation Units outstanding at beginning of period	598,850	31,701	23,844
Units issued	38,662	1,069	3,763
Units redeemed	(44,550)	(1,098)	(5,605)
Accumulation Units outstanding at end of period	592,962	31,672	22,002

See notes to financial statements.

64

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam VT International Value Fund Class IB	T. Rowe Price All-Cap Opportunities Portfolio - I	T. Rowe Price Blue Chip Growth Portfolio I
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 48,405	$ —	$ —
Net realized gains (losses)	(10,273)	864,861	651,740
Change in unrealized gains (losses)	56,847	713,123	1,510,053
Increase (decrease) in net assets from operations	94,979	1,577,984	2,161,793
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	80,842	118,605	323,789
Benefits	(6,182)	(19,374)	(2,469)
Payments on termination	(67,202)	(148,459)	(333,002)
Loans	56,800	(5,827)	(757)
Policy maintenance charge	(80,459)	(135,736)	(258,342)
Transfers among the sub-accounts and with the Fixed Account - net	57,140	18,217	35,056
Increase (decrease) in net assets from policy transactions	40,939	(172,574)	(235,725)
INCREASE (DECREASE) IN NET ASSETS	135,918	1,405,410	1,926,068
NET ASSETS AT BEGINNING OF PERIOD	2,325,715	3,679,204	6,438,445
NET ASSETS AT END OF PERIOD	$ 2,461,633	$ 5,084,614	$ 8,364,513
Accumulation Units outstanding at beginning of period	107,951	70,910	126,914
Units issued	11,352	2,204	5,608
Units redeemed	(9,318)	(5,237)	(9,733)
Accumulation Units outstanding at end of period	109,985	67,877	122,789

	T. Rowe Price Equity Income Portfolio I	T. Rowe Price International Stock I	T. Rowe Price Mid-Cap Growth I
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS			
Net investment income (loss)	$ 571,997	$ 23,392	$ —
Net realized gains (losses)	573,575	209,740	1,308,827
Change in unrealized gains (losses)	(827,068)	360,294	1,686,242
Increase (decrease) in net assets from operations	318,504	593,426	2,995,069
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS			
Deposits	1,464,750	259,370	385,095
Benefits	(102,490)	(8,375)	(43,831)
Payments on termination	(993,740)	(118,451)	(538,700)
Loans	(14,589)	5,359	13,161
Policy maintenance charge	(1,062,114)	(228,169)	(496,176)
Transfers among the sub-accounts and with the Fixed Account - net	284,183	(92,110)	(124,749)
Increase (decrease) in net assets from policy transactions	(424,000)	(182,376)	(805,200)
INCREASE (DECREASE) IN NET ASSETS	(105,496)	411,050	2,189,869
NET ASSETS AT BEGINNING OF PERIOD	28,136,990	4,233,636	13,513,799
NET ASSETS AT END OF PERIOD	$ 28,031,494	$ 4,644,686	$ 15,703,668
Accumulation Units outstanding at beginning of period	619,475	164,014	134,843
Units issued	25,681	21,038	12,197
Units redeemed	(35,222)	(27,831)	(20,474)
Accumulation Units outstanding at end of period	609,934	157,221	126,566

See notes to financial statements.

65

VanEck VIP VanEck VIP Emerging Markets Global Resources Fund Initial Class Fund Initial Class 2020 2020 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss) $ 98,499 $ 27,254 Net realized gains (losses) 223,041 (110,767) Change in unrealized gains (losses) 508,169 738,159 Increase (decrease) in net assets from operations 829,709 654,646 INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS Deposits 372,394 332,198 Benefits (3,063) (6,850) Payments on termination (378,041) (148,408) Loans (36,372) (216) Policy maintenance charge (215,917) (147,127) Transfers among the sub-accounts and with the Fixed Account - net (145,067) 10,954 Increase (decrease) in net assets from policy transactions (406,066) 40,551 INCREASE (DECREASE) IN NET ASSETS 423,643 695,197 NET ASSETS AT BEGINNING OF PERIOD 5,122,500 3,034,290 NET ASSETS AT END OF PERIOD $ 5,546,143 $ 3,729,487 Accumulation Units outstanding at beginning of period 119,262 136,991 Units issued 4,721 14,660 Units redeemed (13,855) (10,291) Accumulation Units outstanding at end of period 110,128 141,360 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended December 31, See notes to financial statements. 66

1. Organization Lincoln Benefit Life Variable Life Account (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company (“Lincoln Benefit”). The assets of the Account are legally segregated from those of Lincoln Benefit. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). On January 26, 2021, Allstate Insurance Company entered into a purchase agreement with Everlake US Holdings Company (formerly Antelope US Holdings Company), an affiliate of an investment fund managed by Blackstone Inc. to sell Everlake Life Insurance Company (“ELIC, formerly known as ALIC) and certain affiliates. The necessary state regulatory approvals were received on October 29, 2021, and the sale of ELIC and certain affiliates was completed on November 1, 2021, at which time Everlake US Holdings Company became the parent of ALIC. Subsequently ALIC was renamed ELIC. Lincoln Benefit is responsible for all contract terms and conditions of the underlying variable life contracts. The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). Lincoln Benefit issued six life insurance products: the Investor’s Select, the Consultant, the Consultant SL, the Consultant Protector, the Consultant Accumulator, and the Total Accumulator (collectively the “Policies”), the deposits of which are invested at the direction of the policyholders in the sub-accounts that comprise the Account. All of the Policies, are closed to new policyholders, but continue to accept deposits from existing policyholders. Absent any policy provisions wherein Lincoln Benefit contractually guarantees a specified death benefit, variable life policyholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios (Fund or Funds) in which they invest: AB VPS Growth and Income Class A AB VPS International Growth Class A AB VPS International Value Class A AB VPS Small Cap Growth Class A AB VPS Small/Mid Cap Value Class A Alger Balanced Class I-2 Alger Capital Appreciation Class I-2 Alger Income & Growth Class I-2 Alger Large Cap Growth Class I-2 Alger MidCap Growth Class I-2 Alger SmallCap Growth Class I-2 Allspring VT Discovery Fund* Allspring VT Opportunity FundSM* DWS Bond VIP Class A* DWS Core Equity VIP Class A DWS CROCI® International VIP Class A DWS Equity 500 Index VIP Class A DWS Global Income Builder VIP Class A II DWS Global Small Cap VIP Class A DWS Small Cap Index VIP Class A Federated Hermes Fund for U.S. Government Securities II Federated Hermes High Income Bond Fund II Class P Federated Hermes Managed Volatility Fund II Class P Fidelity® VIP Asset Manager Portfolio Initial Class Fidelity® VIP ContrafundSM Portfolio Initial Class Fidelity® VIP Emerging Markets Portfolio Initial Class Fidelity® VIP Equity-Income PortfolioSM Initial Class Fidelity® VIP Government Money Market Portfolio Initial Class Fidelity® VIP Growth & Income Portfolio Initial Class Fidelity® VIP Growth Portfolio Initial Class Fidelity® VIP High Income Portfolio Initial Class Fidelity® VIP Index 500 Portfolio Initial Class LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 66

Fidelity® VIP Index 500 Portfolio Service Class Fidelity® VIP Investment Grade Bond Portfolio Initial Class Fidelity® VIP Mid Cap Portfolio Initial Class Fidelity® VIP Overseas Portfolio Initial Class Fidelity® VIP Real Estate Portfolio Initial Class Fidelity® VIP Value Strategies Portfolio Initial Class Franklin Templeton Global Bond VIP Fund Class 1 Franklin Templeton Income VIP Fund Class 1 Franklin Templeton Mutual Global Discovery VIP Fund Class 1 Franklin Templeton Mutual Shares VIP Fund Class 1 Franklin Templeton Small Cap Value VIP Fund Class 1 Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1 Franklin Templeton Strategic Income VIP Fund Class 1 Franklin Templeton U.S. Government Securities VIP Fund Class 1 Guggenheim VT U.S. Long Short Equity Fund Invesco Oppenheimer VI International Growth Fund Series I Invesco Oppenheimer VI International Growth Fund Series II Invesco V.I. American Franchise Invesco V.I. American Value* Invesco V.I. Conservative Balance Fund - Series I* Invesco V.I. Core Bond Fund - Series I* Invesco V.I. Core Equity Invesco V.I. Discovery Mid Cap Growth Fund - Series I* Invesco V.I. Discovery Mid Cap Growth Fund - Series II* Invesco V.I. Global Fund - Series I* Invesco V.I. Global Fund - Series II* Invesco V.I. Global Strategic Income - Fund Series I* Invesco V.I. Government Securities Invesco V.I. Growth and Income Fund Series I Invesco V.I. Growth and Income Fund Series II Invesco V.I. High Yield Invesco V.I. Main Street Fund® - Series I* Invesco V.I. Main Street Mid Cap Fund - Series I* Invesco V.I. Main Street Small Cap Fund® - Series I* Invesco V.I. Main Street Small Cap Fund® - Series II* Invesco V.I. Value Opportunity* Janus Henderson Balanced Portfolio Institutional Shares Janus Henderson Balanced Portfolio Service Shares Janus Henderson Enterprise Portfolio Institutional Shares Janus Henderson Flexible Bond Portfolio Institutional Shares Janus Henderson Forty Portfolio Institutional Shares Janus Henderson Global Research Portfolio Institutional Shares Janus Henderson Global Research Portfolio Service Shares Janus Henderson Global Technology Portfolio Institutional Shares Janus Henderson Mid Cap Value Portfolio Institutional Shares Janus Henderson Mid Cap Value Portfolio Service Shares Janus Henderson Overseas Portfolio Institutional Shares Janus Henderson Overseas Portfolio Service Shares Janus Henderson Research Portfolio Institutional Shares Lazard Retirement Emerging Markets Equity Portfolio Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I MFS® High Yield Portfolio Initial Class MFS® Investors Trust Series Initial Class MFS® Mass Investors Growth Stock Portfolio Initial Class MFS® New Discovery Series Initial Class LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 67

MFS® Total Return Series Initial Class MFS® Utilities Series Initial Class MFS® Value Series Initial Class MFS® VIT Growth Series Initial Class MFS® VIT New Discovery Series Service Class MFS® VIT Research Series Initial Class Morgan Stanley VIF Emerging Markets Equity Portfolio Class I Morgan Stanley VIF Growth Portfolio Class I Morgan Stanley VIF U.S. Real Estate Portfolio Class I Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I Morningstar Balanced ETF Asset Allocation Portfolio Class I Morningstar Conservative ETF Asset Allocation Portfolio Class I Morningstar Growth ETF Asset Allocation Portfolio Class I Morningstar Income and Growth ETF Asset Allocation Portfolio Class I PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares PIMCO VIT Real Return Portfolio Admin. Shares PIMCO VIT Total Return Portfolio Admin. Shares Putnam VT High Yield Fund Class IA Putnam VT International Value Fund Class IA Putnam VT International Value Fund Class IB T. Rowe Price All-Cap Opportunities Portfolio - I* T. Rowe Price Blue Chip Growth Portfolio I T. Rowe Price Equity Income Portfolio I T. Rowe Price International Stock I T. Rowe Price Mid-Cap Growth I VanEck VIP Emerging Markets Fund Initial Class VanEck VIP Global Resources Fund Initial Class * See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2021. The net assets are affected by the investment results of each Fund, transactions by policyholders and certain contract expenses (see Note 5). Policyholders’ interests consist of accumulation units of the sub-account. The accompanying financial statements include only policyholders’ purchase payments applicable to the variable portions of their policies and exclude any purchase payments directed by the policyholder to the "Fixed Account" in which the policyholders’ deposits are included in the Lincoln Benefit general account assets and earn a fixed rate of return. A policyholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans. Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual funds. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially. The Novel Coronavirus Pandemic or COVID-19 (“Coronavirus”) virus resulted in governments worldwide enacting emergency measures to combat the spread of the virus. Ongoing uncertainty related to the future path of the pandemic has and may continue to create market volatility that impacted the valuations, liquidity, prospects and risks of fixed income securities and equity securities, including sub accounts of the Account. Future investment results will depend on developments, including the duration and spread of the outbreak, preventive measures to combat the spread of the virus, and capital market conditions, including the pace of economic recovery and effectiveness of the fiscal and monetary policy responses. The ongoing impact of the Coronavirus on financial markets and the overall economy remain uncertain. Some of the restrictions implemented to contain the pandemic have been relaxed, but reduced economic activity, limits on large gatherings and events and higher unemployment continue. Additionally, there is no way of predicting with LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 68

certainty how long the pandemic might last, including the potential for restrictions being restored or new restrictions being implemented that could result in further economic volatility. Subsequent Event - Subsequent events were evaluated through March 31, 2022 the date the financial statements were available to be issued. 2. Portfolio changes The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2021: Date Closed fund manager and/or fund name October 28, 2021 DWS Bond VIP Class A New fund name Old fund name Allspring VT Discovery Fund Wells Fargo VT Advantage Discovery Fund Allspring VT Opportunity FundSM Wells Fargo VT Advantage Opportunity FundSM Invesco V.I. Conservative Balanced Fund - Series I Invesco Oppenheimer VI Conservative Balanced Fund Series I Invesco V.I. Core Bond Fund - Series I Invesco Oppenheimer VI Total Return Bond Fund Series I Invesco V.I. Discovery Mid Cap Growth Fund - Series I Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series I Invesco V.I. Discovery Mid Cap Growth Fund - Series II Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series I Invesco V.I. Global Fund - Series I Invesco Oppenheimer VI Global Fund Series I Invesco V.I. Global Fund - Series II Invesco Oppenheimer VI Global Fund Series II Invesco V.I. Global Strategic Income Fund - Series I Invesco Oppenheimer VI Global Strategic Income Fund Series I Invesco V.I. Main Street Fund® - Series I Invesco Oppenheimer VI Main Street Fund® Series I Invesco V.I. Main Street Mid Cap Fund - Series I Invesco V.I. Mid Cap Core Equity Service I Invesco V.I. Main Street Small Cap Fund® - Series I Invesco Oppenheimer VI Main Street Small Cap Fund® Series I Invesco V.I. Main Street Small Cap Fund® - Series II Invesco Oppenheimer VI Main Street Small Cap Fund® Series II T. Rowe Price All-Cap Opportunities Portfolio - I T. Rowe Price New America Growth I VanEck VIP Global Resources Fund - Initial Class VanEck VIP Global Hard Assets Fund Initial Class Below listed is the sub-account (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. Accordingly, the cost basis of the respective subaccount’s investments received from the underlying Merged from subaccount were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceases operations from the effective merger date. Date Merged from Merged to April 30, 2021 Invesco V.I. Value Opportunity Invesco V.I. American Value LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 69

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2020:

Date	Merged from	Merged to
April 30, 2020	Invesco V.I. Mid Cap Growth Fund Series II	Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series II
June 12, 2020	Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series II	Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series I

New fund name	Old fund name
Federated Hermes Fund for U.S. Government Securities II	Federated Fund for U.S. Government Securities II
Federated Hermes High Income Bond Fund II Class P	Federated High Income Bond Fund II
Federated Hermes Managed Volatility Fund II Class P	Federated Managed Volatility Fund II

The following sub-account opened during the year ended December 31, 2020:

- Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series II commenced operation on April 30, 2020

3. Summary of Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.

Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset values of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.

Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gains distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2021. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date the financial statements and the reported amounts of increases and decreases in net assets resulting from operations and the accompanying notes. Actual results could differ from those estimates.

4. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

70

Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access. Level 2: Assets whose values are based on the following (a) Quoted prices for similar assets in active markets; (b) Quoted prices for identical or similar assets in markets that are not active; (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset. Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets. In determining fair value, the Account uses the market approach, which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds’ managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 71

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

5. Expenses

Surrender charge - In the event the policy is surrendered, a withdrawal charge may be imposed. The charge is assessed if the policy is surrendered during a specified time, which ranges from the first 9 years to the first 12 years depending upon the policy, and varies based upon several variables including the policyholder's age and account value at the time of surrender. The charge ranges from $2.27 to $56.58 per $1,000 of face amount. These amounts are included in payments on terminations and reported on the Statements of Changes in Net Assets.

Monthly Deductions - On each monthly deduction day (the same day in each month as the Issue Date, or the last day of the month if a month does not have that day), Lincoln Benefit will deduct from the policy value an amount to cover certain charges and expenses incurred in connection with the policy. The monthly deduction is intended to compensate Lincoln Benefit for expenses incurred in connection with the cost of insurance, mortality and expense risk charges, administrative expense charges, and policy fees. The table below describes the deductions for each product. All deductions are made monthly unless otherwise noted below.

Product	Cost of insurance	Administrative expense charge (per $1,000 initial face amount)	Policy fee	Mortality and expense risk charge (as a % of total monthly sub-account value)
Investor's Select	Varies	Years 1 - 12: .20% of policy value; 0% thereafter (deducted annually)	$ 5,000	Annual rate 0.70% (deducted daily)
Consultant SL	Varies	Years 1 - 7: $1.44; $0 thereafter	$ 7,500	Years 1 - 14: 0.72%; 0.36% thereafter
Consultant	Varies	N/A	$ 7,500	Years 1 - 14: 0.72%; 0.36% thereafter
Consultant Protector	Varies	Annual rate: Years 1 - 20: 0.3504%; 0.1992% thereafter	$10,000	Annual rate years 1 - 14: 0.55%; 0.15% thereafter
Consultant Accumulator	Varies	Minimum $0.25 Maximum $2.50	$10,000	Annual rate years 1-10: 0.55%; 0.15% thereafter
Total Accumulator	Varies	$0.09 per $1,000 on the first $100,000	$15,000	Monthly rate years 1-10: 0.058%; 0.024% thereafter

Cost of Insurance - On all policies, Lincoln Benefit charges each policyholder monthly for cost of insurance. The cost of insurance is determined based upon several variables, including the policyholder's death benefit amount and account value. The cost of insurance is recognized as redemption of units, and is included in policy maintenance charge reported on the Statements of Changes in Net Assets.

Administrative Expense Charge - Lincoln Benefit deducts an administrative expense charge on a monthly or annual basis to cover expenses incurred in evaluating the insured person's risk, issuing the policy, and sales expenses. The administrative expense charge is recognized as redemption of units, and is included in policy maintenance charge reported on the Statements of Changes in Net Assets.

Policy Fee - On all policies, Lincoln Benefit deducts a policy fee on a monthly basis to cover expenses such as salaries, postage and periodic reports. The policy fee is recognized as redemption of units, and is included in policy maintenance charge reported on the Statements of Changes in Net Assets.

Mortality and Expense Risk Charge - The mortality and expense risk charge covers insurance benefits available with the policies and certain expenses of the policies. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the policies. The mortality and expense risk charge for the Investor's Select product is recognized as a reduction in the accumulated unit value, reported on the Statement of Operations, while the mortality and expense risk charge for Consultant, Consultant SL, Consultant Protector, Consultant Accumulator and Total Accumulator products are recognized as redemption of units, and are included in policy maintenance charge reported on the Statements of Changes in Net Assets.

72

6. Purchases of Investments The cost of investments purchased during the year ended December 31, 2021 was as follows: Sub-Account Purchases AB VPS Growth and Income Class A $ 52,496 AB VPS International Growth Class A 127,805 AB VPS International Value Class A 34,249 AB VPS Small Cap Growth Class A 455,945 AB VPS Small/Mid Cap Value Class A 59,302 Alger Balanced Class I-2 86,463 Alger Capital Appreciation Class I-2 10,513,382 Alger Income & Growth Class I-2 764,167 Alger Large Cap Growth Class I-2 5,916,949 Alger MidCap Growth Class I-2 16,519,724 Alger SmallCap Growth Class I-2 3,755,353 Allspring VT Discovery Fund* 962,949 Allspring VT Opportunity FundSM* 644,495 DWS Bond VIP Class A* 497,434 DWS Core Equity VIP Class A 197,964 DWS DWS CROCI® International VIP Class A 148,616 DWS Equity 500 Index VIP Class A 386,376 DWS Global Income Builder VIP Class A II 295,026 DWS Global Small Cap VIP Class A 150,512 DWS Small Cap Index VIP Class A 192,301 Federated Hermes Fund for U.S. Government Securities II 511,989 Federated Hermes High Income Bond Fund II Class P 815,955 Federated Hermes Managed Volatility Fund II Class P 175,372 Fidelity® VIP Asset Manager Portfolio Initial Class 566,807 Fidelity® VIP ContrafundSM Portfolio Initial Class 16,068,932 Fidelity® VIP Emerging Markets Portfolio Initial Class 273,925 Fidelity® VIP Equity-Income PortfolioSM Initial Class 7,351,189 Fidelity® VIP Government Money Market Portfolio Initial Class 12,020,092 Fidelity® VIP Growth & Income Portfolio Initial Class 178,769 Fidelity® VIP Growth Portfolio Initial Class 19,940,952 Fidelity® VIP High Income Portfolio Initial Class 151,253 Fidelity® VIP Index 500 Portfolio Initial Class 3,615,329 Fidelity® VIP Index 500 Portfolio Service Class 885,487 Fidelity® VIP Investment Grade Bond Portfolio Initial Class 1,219,646 Fidelity® VIP Mid Cap Portfolio Initial Class 1,004,626 Fidelity® VIP Overseas Portfolio Initial Class 2,010,135 Fidelity® VIP Real Estate Portfolio Initial Class 247,801 Fidelity® VIP Value Strategies Portfolio Initial Class 152,457 Franklin Templeton Global Bond VIP Fund Class 1 204,325 Franklin Templeton Income VIP Fund Class 1 139,452 Franklin Templeton Mutual Global Discovery VIP Fund Class 1 133,111 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 73

Franklin Templeton Mutual Shares VIP Fund Class 1 $ 57,049 Franklin Templeton Small Cap Value VIP Fund Class 1 171,434 Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1 299,342 Franklin Templeton Strategic Income VIP Fund Class 1 131,819 Franklin Templeton U.S. Government Securities VIP Fund Class 1 108,815 Guggenheim VT U.S. Long Short Equity Fund 92,662 Invesco Oppenheimer VI International Growth Fund Series I 540,898 Invesco Oppenheimer VI International Growth Fund Series II 307,265 Invesco V.I. American Franchise 540,439 Invesco V.I. American Value* 8,024,045 Invesco V.I. Conservative Balance Fund - Series I* 96,686 Invesco V.I. Core Bond Fund - Series I* 106,268 Invesco V.I. Core Equity 45,101 Invesco V.I. Discovery Mid Cap Growth Fund - Series I* 940,618 Invesco V.I. Discovery Mid Cap Growth Fund - Series II* 489,976 Invesco V.I. Global Fund - Series I* 171,611 Invesco V.I. Global Fund - Series II* 1,123,836 Invesco V.I. Global Strategic Income - Fund Series I* 61,143 Invesco V.I. Government Securities 366,904 Invesco V.I. Growth and Income Fund Series I 265,802 Invesco V.I. Growth and Income Fund Series II 575,613 Invesco V.I. High Yield 41,102 Invesco V.I. Main Street Fund® - Series I* 151,639 Invesco V.I. Main Street Mid Cap Fund - Series I* 96,693 Invesco V.I. Main Street Small Cap Fund® - Series I* 1,358,252 Invesco V.I. Main Street Small Cap Fund® - Series II* 1,763,618 Invesco V.I. Value Opportunity* 506,227 Janus Henderson Balanced Portfolio Institutional Shares 1,628,730 Janus Henderson Balanced Portfolio Service Shares 492,904 Janus Henderson Enterprise Portfolio Institutional Shares 5,902,800 Janus Henderson Flexible Bond Portfolio Institutional Shares 847,687 Janus Henderson Forty Portfolio Institutional Shares 1,943,109 Janus Henderson Global Research Portfolio Institutional Shares 2,383,495 Janus Henderson Global Research Portfolio Service Shares 133,269 Janus Henderson Global Technology Portfolio Institutional Shares 533,866 Janus Henderson Mid Cap Value Portfolio Institutional Shares 64,953 Janus Henderson Mid Cap Value Portfolio Service Shares 146,226 Janus Henderson Overseas Portfolio Institutional Shares 97,305 Janus Henderson Overseas Portfolio Service Shares 375,802 Janus Henderson Research Portfolio Institutional Shares 2,868,741 Lazard Retirement Emerging Markets Equity Portfolio 114,774 Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I 1,540,406 Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I 302,479 MFS® High Yield Portfolio Initial Class 233,477 MFS® Investors Trust Series Initial Class 371,488 LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT NOTES TO FINANCIAL STATEMENTS 74

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

MFS® Mass Investors Growth Stock Portfolio Initial Class	$	267,125
MFS® New Discovery Series Initial Class		2,957,745
MFS® Total Return Series Initial Class		1,265,800
MFS® Utilities Series Initial Class		279,830
MFS® Value Series Initial Class		235,607
MFS® VIT Growth Series Initial Class		2,006,944
MFS® VIT New Discovery Series Service Class		482,068
MFS® VIT Research Series Initial Class		441,423
Morgan Stanley VIF Emerging Markets Equity Portfolio Class I		69,887
Morgan Stanley VIF Growth Portfolio Class I		3,043,035
Morgan Stanley VIF U.S. Real Estate Portfolio Class I		293,493
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I		1,293,581
Morningstar Balanced ETF Asset Allocation Portfolio Class I		1,385,639
Morningstar Conservative ETF Asset Allocation Portfolio Class I		143,556
Morningstar Growth ETF Asset Allocation Portfolio Class I		2,393,767
Morningstar Income and Growth ETF Asset Allocation Portfolio Class I		348,940
PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares		406,382
PIMCO VIT Real Return Portfolio Admin. Shares		606,616
PIMCO VIT Total Return Portfolio Admin. Shares		2,263,583
Putnam VT High Yield Fund Class IA		121,623
Putnam VT International Value Fund Class IA		65,401
Putnam VT International Value Fund Class IB		230,259
T. Rowe Price All-Cap Opportunities Portfolio - I*		1,220,918
T. Rowe Price Blue Chip Growth Portfolio I		1,193,237
T. Rowe Price Equity Income Portfolio I		3,343,446
T. Rowe Price International Stock I		852,637
T. Rowe Price Mid-Cap Growth I		2,479,449
VanEck VIP Emerging Markets Fund Initial Class		577,522
VanEck VIP Global Resources Fund Initial Class		157,083

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2021.

7. Financial Highlights

Lincoln Benefit offers multiple variable life policies through this Account that have unique combinations of features and fees that are assessed to the policyholders. Differences in these fee structures result in various policy expense rates and accumulation unit values which in turn result in various expense and total return ratios.

In the table below, the accumulation units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Lincoln Benefit and the corresponding range of total return is presented for each policy option of the sub-accounts that had outstanding units during the period. Only rider options within each sub-account that had accumulation units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest accumulation unit values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

75

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Items in the following table are notated as follows:

***Investment Income Ratio** - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of policy transactions.

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the Sub-Account during the period or the net asset value at the end of the period is zero.

****Expense Ratio** - These amounts represent the annualized policy expenses of the sub-account, consisting of mortality and expense risk charges for each period indicated. The ratios include only those expenses that result in a reduction in the accumulation unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.

*****Total Return -** These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

	At December 31,				For the year ended December 31,	
		Accumulation Unit Value			Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest	Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***
			AB VPS Growth and Income Class A			
2021	25	$33.71 - $33.71	$ 853	0.81 %	0.00 - 0.00 %	28.16 - 28.16 %
2020	27	26.31 - 26.31	712	1.62	0.00 - 0.00	2.72 - 2.72
2019	25	25.61 - 25.61	641	1.23	0.00 - 0.00	23.91 - 23.91
2018	34	20.67 - 20.67	528	0.99	0.00 - 0.00	(5.61) - (5.61)
2017	30	21.89 - 21.89	663	1.47	0.00 - 0.00	18.92 - 18.92
			AB VPS International Growth Class A			
2021	45	16.55 - 16.55	749	—	0.00 - 0.00	8.25 - 8.25
2020	44	15.29 - 15.29	673	1.37	0.00 - 0.00	29.94 - 29.94
2019	45	11.77 - 11.77	528	0.58	0.00 - 0.00	27.53 - 27.53
2018	43	9.23 - 9.23	394	0.65	0.00 - 0.00	(17.41) - (17.41)
2017	43	11.17 - 11.17	477	1.14	0.00 - 0.00	35.02 - 35.02
			AB VPS International Value Class A			
2021	33	9.53 - 9.53	314	2.06	0.00 - 0.00	11.08 - 11.08
2020	33	8.58 - 8.58	280	2.05	0.00 - 0.00	2.47 - 2.47
2019	28	8.37 - 8.37	238	0.94	0.00 - 0.00	17.14 - 17.14
2018	31	7.15 - 7.15	221	1.57	0.00 - 0.00	(22.79) - (22.79)
2017	28	9.26 - 9.26	263	2.51	0.00 - 0.00	25.42 - 25.42

76

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,			For the year ended December 31,		
		Accumulation Unit Value			Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest	Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***
			AB VPS Small Cap Growth Class A			
2021	28	$65.26 - $65.26	$ 1,825	— %	0.00 - 0.00 %	9.46 - 9.46 %
2020	29	59.63 - 59.63	1,723	—	0.00 - 0.00	53.98 - 53.98
2019	28	38.72 - 38.72	1,092	—	0.00 - 0.00	36.40 - 36.40
2018	29	28.39 - 28.39	829	—	0.00 - 0.00	(0.89) - (0.89)
2017	29	28.64 - 28.64	844	—	0.00 - 0.00	34.12 - 34.12
			AB VPS Small/Mid Cap Value Class A			
2021	29	35.72 - 35.72	1,021	0.78	0.00 - 0.00	35.95 - 35.95
2020	32	26.27 - 26.27	853	1.09	0.00 - 0.00	3.37 - 3.37
2019	28	25.42 - 25.42	723	0.60	0.00 - 0.00	20.10 - 20.10
2018	28	21.17 - 21.17	594	0.49	0.00 - 0.00	(15.03) - (15.03)
2017	25	24.91 - 24.91	630	0.43	0.00 - 0.00	13.15 - 13.15
			Alger Balanced Class I-2			
2021	27	26.21 - 26.21	710	0.85	0.00 - 0.00	19.12 - 19.12
2020	26	22.00 - 22.00	580	1.33	0.00 - 0.00	10.23 - 10.23
2019	25	19.96 - 19.96	491	1.61	0.00 - 0.00	19.50 - 19.50
2018	22	16.70 - 16.70	370	4.23	0.00 - 0.00	(3.32) - (3.32)
2017	21	17.28 - 17.28	359	3.13	0.00 - 0.00	15.44 - 15.44
			Alger Capital Appreciation Class I-2			
2021	423	60.19 - 137.42	47,552	—	0.00 - 0.00	19.13 - 19.13
2020	439	50.53 - 115.36	41,696	—	0.00 - 0.00	41.75 - 41.75
2019	471	35.65 - 81.38	31,731	—	0.00 - 0.00	33.58 - 33.58
2018	504	26.68 - 60.92	25,652	0.08	0.00 - 0.00	(0.10) - (0.10)
2017	515	26.71 - 60.98	26,666	0.17	0.00 - 0.00	31.08 - 31.08
			Alger Income & Growth Class I-2			
2021	133	66.32 - 66.32	8,842	1.15	0.00 - 0.00	31.66 - 31.66
2020	145	50.37 - 50.37	7,321	1.40	0.00 - 0.00	14.88 - 14.88
2019	156	43.84 - 43.84	6,835	1.61	0.00 - 0.00	29.47 - 29.47
2018	165	33.86 - 33.86	5,579	1.66	0.00 - 0.00	(4.61) - (4.61)
2017	174	35.50 - 35.50	6,187	1.52	0.00 - 0.00	21.32 - 21.32
			Alger Large Cap Growth Class I-2			
2021	337	50.47 - 75.80	24,747	—	0.00 - 0.00	11.84 - 11.84
2020	358	45.12 - 67.78	23,586	0.18	0.00 - 0.00	67.03 - 67.03
2019	388	27.02 - 40.58	15,287	—	0.00 - 0.00	27.43 - 27.43
2018	410	21.20 - 31.84	12,679	—	0.00 - 0.00	2.21 - 2.21
2017	458	20.74 - 31.16	13,903	—	0.00 - 0.00	28.46 - 28.46
			Alger MidCap Growth Class I-2			
2021	530	36.33 - 92.42	44,726	—	0.00 - 0.00	4.20 - 4.20
2020	556	34.87 - 88.69	45,240	—	0.00 - 0.00	64.63 - 64.63
2019	602	21.18 - 53.87	29,813	—	0.00 - 0.00	30.26 - 30.26
2018	632	16.26 - 41.36	24,132	—	0.00 - 0.00	(7.44) - (7.44)
2017	670	17.57 - 44.69	27,830	—	0.00 - 0.00	29.79 - 29.79

77

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,			For the year ended December 31,		
		Accumulation Unit Value			Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest	Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***
			Alger SmallCap Growth Class I-2			
2021	162	$ 65.58 - $ 65.58	$ 10,594	— %	0.00 - 0.00 %	(6.06) - (6.06) %
2020	171	69.81 - 69.81	11,960	1.07	0.00 - 0.00	67.15 - 67.15
2019	187	41.77 - 41.77	7,817	—	0.00 - 0.00	29.34 - 29.34
2018	201	32.29 - 32.29	6,485	—	0.00 - 0.00	1.44 - 1.44
2017	216	31.83 - 31.83	6,877	—	0.00 - 0.00	28.73 - 28.73
			Allspring VT Discovery Fund			
2021	118	80.18 - 80.18	9,446	—	0.00 - 0.00	(5.04) - (5.04)
2020	126	84.44 - 84.44	10,659	—	0.00 - 0.00	62.65 - 62.65
2019	135	51.91 - 51.91	7,006	—	0.00 - 0.00	39.02 - 39.02
2018	148	37.34 - 37.34	5,508	—	0.00 - 0.00	(7.06) - (7.06)
2017	159	40.18 - 40.18	6,391	—	0.00 - 0.00	29.13 - 29.13
			Allspring VT Opportunity FundSM			
2021	201	55.52 - 55.52	11,178	0.04	0.00 - 0.00	24.78 - 24.78
2020	221	44.50 - 44.50	9,814	0.44	0.00 - 0.00	21.00 - 21.00
2019	233	36.77 - 36.77	8,550	0.28	0.00 - 0.00	31.46 - 31.46
2018	240	27.97 - 27.97	6,722	0.19	0.00 - 0.00	(7.15) - (7.15)
2017	268	30.12 - 30.12	8,067	0.67	0.00 - 0.00	20.44 - 20.44
			DWS Bond VIP Class A			
2021	—	23.86 - 25.72	—	2.05	0.00 - 0.70	(0.82) - (0.24)
2020	250	23.92 - 25.94	6,076	2.71	0.00 - 0.70	8.31 - 9.07
2019	247	21.93 - 23.94	5,485	3.06	0.00 - 0.70	9.85 - 10.62
2018	253	19.82 - 21.80	5,097	4.45	0.00 - 0.70	(3.34) - (2.65)
2017	258	20.36 - 22.55	5,339	2.45	0.00 - 0.70	5.10 - 5.83
			DWS Core Equity VIP Class A			
2021	60	54.01 - 54.01	3,251	0.76	0.00 - 0.00	25.30 - 25.30
2020	63	43.10 - 43.10	2,702	1.35	0.00 - 0.00	16.13 - 16.13
2019	65	37.12 - 37.12	2,412	1.09	0.00 - 0.00	30.30 - 30.30
2018	71	28.48 - 28.48	2,022	1.78	0.00 - 0.00	(5.69) - (5.69)
2017	78	30.20 - 30.20	2,345	1.18	0.00 - 0.00	21.02 - 21.02
			DWS CROCI® International VIP Class A			
2021	103	18.07 - 18.07	1,867	2.39	0.00 - 0.00	9.24 - 9.24
2020	100	16.54 - 16.54	1,651	3.46	0.00 - 0.00	2.61 - 2.61
2019	100	16.12 - 16.12	1,616	2.92	0.00 - 0.00	21.77 - 21.77
2018	95	13.24 - 13.24	1,259	1.04	0.00 - 0.00	(14.39) - (14.39)
2017	109	15.46 - 15.46	1,691	7.19	0.00 - 0.00	21.96 - 21.96
			DWS Equity 500 Index VIP Class A			
2021	79	79.88 - 79.88	6,346	1.43	0.00 - 0.00	28.40 - 28.40
2020	81	62.21 - 62.21	5,019	1.66	0.00 - 0.00	18.10 - 18.10
2019	81	52.68 - 52.68	4,246	1.96	0.00 - 0.00	31.19 - 31.19
2018	85	40.16 - 40.16	3,408	1.67	0.00 - 0.00	(4.65) - (4.65)
2017	88	42.11 - 42.11	3,701	1.75	0.00 - 0.00	21.53 - 21.53

78

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,			For the year ended December 31,		
		Accumulation Unit Value			Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest	Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***
			DWS Global Income Builder VIP Class A II			
2021	163	$ 24.19 - $ 27.19	$ 4,397	2.33 %	0.00 - 0.70 %	10.18 - 10.96 %
2020	169	21.96 - 24.50	4,109	3.12	0.00 - 0.70	7.52 - 8.28
2019	175	20.42 - 22.63	3,934	3.80	0.00 - 0.70	19.33 - 20.16
2018	180	17.11 - 18.83	3,366	3.78	0.00 - 0.70	(8.31) - (7.66)
2017	197	18.67 - 20.40	3,992	2.96	0.00 - 0.70	15.73 - 16.54
			DWS Global Small Cap VIP Class A			
2021	80	60.79 - 60.79	4,890	0.36	0.00 - 0.00	14.94 - 14.94
2020	84	52.89 - 52.89	4,458	0.81	0.00 - 0.00	17.36 - 17.36
2019	89	45.07 - 45.07	4,017	—	0.00 - 0.00	21.29 - 21.29
2018	91	37.16 - 37.16	3,389	0.28	0.00 - 0.00	(20.51) - (20.51)
2017	93	46.74 - 46.74	4,365	—	0.00 - 0.00	20.02 - 20.02
			DWS Small Cap Index VIP Class A			
2021	23	75.63 - 75.63	1,740	0.83	0.00 - 0.00	14.50 - 14.50
2020	24	66.05 - 66.05	1,591	1.08	0.00 - 0.00	19.43 - 19.43
2019	23	55.31 - 55.31	1,295	1.02	0.00 - 0.00	25.22 - 25.22
2018	24	44.17 - 44.17	1,058	0.95	0.00 - 0.00	(11.23) - (11.23)
2017	26	49.75 - 49.75	1,309	0.95	0.00 - 0.00	14.33 - 14.33
			Federated Hermes Fund for U.S. Government Securities II			
2021	214	23.38 - 25.22	5,051	2.04	0.00 - 0.70	(2.73) - (2.04)
2020	217	23.86 - 25.93	5,246	2.41	0.00 - 0.70	4.48 - 5.21
2019	222	22.68 - 24.82	5,112	2.40	0.00 - 0.70	5.16 - 5.90
2018	234	21.42 - 23.60	5,101	2.41	0.00 - 0.70	(0.25) - 0.45
2017	242	21.32 - 23.66	5,257	2.34	0.00 - 0.70	1.22 - 1.92
			Federated Hermes High Income Bond Fund II Class P			
2021	177	37.92 - 48.85	7,136	4.85	0.00 - 0.70	4.12 - 4.85
2020	180	36.17 - 46.92	6,925	5.99	0.00 - 0.70	4.85 - 5.59
2019	189	34.26 - 44.74	6,920	6.10	0.00 - 0.70	13.74 - 14.54
2018	198	29.91 - 39.34	6,361	8.01	0.00 - 0.70	(3.97) - (3.29)
2017	210	30.92 - 40.96	6,977	6.69	0.00 - 0.70	6.20 - 6.94
			Federated Hermes Managed Volatility Fund II Class P			
2021	94	30.73 - 43.49	3,270	1.78	0.00 - 0.70	17.68 - 18.51
2020	99	25.93 - 36.95	2,921	2.55	0.00 - 0.70	0.23 - 0.93
2019	103	25.69 - 36.87	3,052	2.06	0.00 - 0.70	19.39 - 20.23
2018	105	21.37 - 30.88	2,599	2.88	0.00 - 0.70	(9.13) - (8.49)
2017	109	23.35 - 33.99	2,966	3.92	0.00 - 0.70	17.29 - 18.11
			Fidelity® VIP Asset Manager Portfolio Initial Class			
2021	268	38.23 - 49.62	11,432	1.64	0.00 - 0.70	9.15 - 9.92
2020	273	34.78 - 45.46	10,621	1.53	0.00 - 0.70	14.07 - 14.87
2019	283	30.28 - 39.85	9,621	1.79	0.00 - 0.70	17.42 - 18.25
2018	291	25.60 - 33.94	8,408	1.69	0.00 - 0.70	(6.01) - (5.35)
2017	302	27.05 - 36.11	9,267	1.88	0.00 - 0.70	13.31 - 14.10

79

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,			For the year ended December 31,		
		Accumulation Unit Value			Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest	Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***
		Fidelity® VIP ContrafundSM Portfolio Initial Class				
2021	1,354	$43.75 - $ 132.56	$ 129,298	0.06 %	0.00 - 0.70 %	26.94 - 27.83 %
2020	1,433	34.23 - 104.42	107,704	0.25	0.00 - 0.70	29.66 - 30.57
2019	1,534	26.21 - 80.54	88,932	0.46	0.00 - 0.70	30.66 - 31.58
2018	1,614	19.92 - 61.64	71,727	0.70	0.00 - 0.70	(7.03) - (6.38)
2017	1,706	21.28 - 66.30	81,743	1.01	0.00 - 0.70	21.03 - 21.88
		Fidelity® VIP Emerging Markets Portfolio Initial Class				
2021	58	20.30 - 20.30	1,173	2.14	0.00 - 0.00	(2.24) - (2.24)
2020	59	20.76 - 20.76	1,219	0.84	0.00 - 0.00	31.27 - 31.27
2019	61	15.82 - 15.82	960	1.59	0.00 - 0.00	29.46 - 29.46
2018	64	12.22 - 12.22	785	0.70	0.00 - 0.00	(18.00) - (18.00)
2017	60	14.90 - 14.90	893	0.72	0.00 - 0.00	47.40 - 47.40
		Fidelity® VIP Equity-Income PortfolioSM Initial Class				
2021	855	29.01 - 91.57	51,018	1.90	0.00 - 0.70	24.02 - 24.89
2020	895	23.23 - 73.83	42,912	1.84	0.00 - 0.70	5.95 - 6.69
2019	915	21.77 - 69.69	41,451	2.01	0.00 - 0.70	26.55 - 27.44
2018	955	17.08 - 55.06	34,276	2.26	0.00 - 0.70	(8.94) - (8.29)
2017	1,009	18.63 - 60.47	39,782	1.69	0.00 - 0.70	12.11 - 12.89
		Fidelity® VIP Government Money Market Portfolio Initial Class				
2021	2,074	10.82 - 16.00	31,214	0.01	0.00 - 0.70	(0.69) - 0.01
2020	1,739	10.82 - 16.11	26,070	0.31	0.00 - 0.70	(0.38) - 0.32
2019	1,609	10.78 - 16.17	24,086	2.00	0.00 - 0.70	1.30 - 2.02
2018	1,766	10.57 - 15.96	26,005	1.64	0.00 - 0.70	0.94 - 1.65
2017	1,641	10.40 - 15.81	23,781	0.66	0.00 - 0.70	(0.03) - 0.67
		Fidelity® VIP Growth & Income Portfolio Initial Class				
2021	48	33.73 - 33.73	1,632	2.39	0.00 - 0.00	25.95 - 25.95
2020	52	26.78 - 26.78	1,404	2.19	0.00 - 0.00	7.85 - 7.85
2019	49	24.83 - 24.83	1,219	3.53	0.00 - 0.00	30.05 - 30.05
2018	49	19.09 - 19.09	927	0.34	0.00 - 0.00	(8.98) - (8.98)
2017	48	20.98 - 20.98	1,008	1.36	0.00 - 0.00	16.90 - 16.90
		Fidelity® VIP Growth Portfolio Initial Class				
2021	1,007	55.24 - 153.49	97,340	—	0.00 - 0.70	22.36 - 23.21
2020	1,085	44.84 - 125.45	85,509	0.07	0.00 - 0.70	42.89 - 43.89
2019	1,150	31.16 - 87.79	63,351	0.26	0.00 - 0.70	33.38 - 34.31
2018	1,228	23.20 - 65.82	50,567	0.24	0.00 - 0.70	(0.87) - (0.17)
2017	1,304	23.24 - 66.40	54,116	0.22	0.00 - 0.70	34.19 - 35.13
		Fidelity® VIP High Income Portfolio Initial Class				
2021	36	21.79 - 21.79	789	5.23	0.00 - 0.00	4.41 - 4.41
2020	36	20.87 - 20.87	753	5.05	0.00 - 0.00	2.75 - 2.75
2019	36	20.31 - 20.31	730	5.28	0.00 - 0.00	15.11 - 15.11
2018	36	17.65 - 17.65	634	5.79	0.00 - 0.00	(3.29) - (3.29)
2017	33	18.24 - 18.24	608	5.61	0.00 - 0.00	6.93 - 6.93

80

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,			For the year ended December 31,		
		Accumulation Unit Value			Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest	Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***
			Fidelity® VIP Index 500 Portfolio Initial Class			
2021	1,552	$ 55.59 - $ 66.43	$ 101,396	1.26 %	0.00 - 0.70 %	27.68 - 28.58 %
2020	1,616	43.54 - 51.67	$ 82,244	1.77	0.00 - 0.70	17.41 - 18.24
2019	1,717	37.08 - 43.70	73,978	1.96	0.00 - 0.70	30.43 - 31.35
2018	1,834	28.43 - 33.27	60,200	1.85	0.00 - 0.70	(5.16) - (4.49)
2017	1,920	29.98 - 34.83	66,025	1.79	0.00 - 0.70	20.87 - 21.71
			Fidelity® VIP Index 500 Portfolio Service Class			
2021	317	43.80 - 43.80	13,878	1.18	0.00 - 0.00	28.45 - 28.45
2020	322	34.10 - 34.10	10,987	1.68	0.00 - 0.00	18.13 - 18.13
2019	318	28.87 - 28.87	9,188	1.91	0.00 - 0.00	31.22 - 31.22
2018	309	22.00 - 22.00	6,798	1.86	0.00 - 0.00	(4.59) - (4.59)
2017	281	23.06 - 23.06	6,482	1.80	0.00 - 0.00	21.59 - 21.59
			Fidelity® VIP Investment Grade Bond Portfolio Initial Class			
2021	392	18.20 - 22.14	8,431	2.06	0.00 - 0.00	(0.61) - (0.61)
2020	377	18.31 - 22.28	8,164	2.24	0.00 - 0.00	9.39 - 9.39
2019	377	16.74 - 20.36	7,447	2.75	0.00 - 0.00	9.67 - 9.67
2018	384	15.26 - 18.57	6,894	2.51	0.00 - 0.00	(0.53) - (0.53)
2017	379	15.35 - 18.67	6,866	2.47	0.00 - 0.00	4.22 - 4.22
			Fidelity® VIP Mid Cap Portfolio Initial Class			
2021	147	35.62 - 35.62	5,254	0.62	0.00 - 0.00	25.60 - 25.60
2020	152	28.36 - 28.36	4,317	0.66	0.00 - 0.00	18.19 - 18.19
2019	144	24.00 - 24.00	3,467	0.87	0.00 - 0.00	23.45 - 23.45
2018	144	19.44 - 19.44	2,799	0.66	0.00 - 0.00	(14.54) - (14.54)
2017	139	22.75 - 22.75	3,171	0.74	0.00 - 0.00	20.81 - 20.81
			Fidelity® VIP Overseas Portfolio Initial Class			
2021	526	38.26 - 44.38	20,697	0.53	0.00 - 0.70	18.86 - 19.70
2020	545	31.96 - 37.34	17,929	0.45	0.00 - 0.70	14.81 - 15.61
2019	564	27.64 - 32.52	16,080	1.70	0.00 - 0.70	26.87 - 27.77
2018	614	21.64 - 25.63	13,701	1.55	0.00 - 0.70	(15.41) - (14.81)
2017	649	25.40 - 30.30	17,062	1.45	0.00 - 0.70	29.38 - 30.28
			Fidelity® VIP Real Estate Portfolio Initial Class			
2021	119	27.95 - 27.95	3,336	1.17	0.00 - 0.00	38.99 - 38.99
2020	119	20.11 - 20.11	2,403	2.27	0.00 - 0.00	(6.55) - (6.55)
2019	104	21.52 - 21.52	2,237	1.78	0.00 - 0.00	23.22 - 23.22
2018	106	17.47 - 17.47	1,844	2.87	0.00 - 0.00	(6.22) - (6.22)
2017	98	18.63 - 18.63	1,833	1.90	0.00 - 0.00	4.07 - 4.07
			Fidelity® VIP Value Strategies Portfolio Initial Class			
2021	15	34.04 - 34.04	522	1.57	0.00 - 0.00	33.60 - 33.60
2020	15	25.48 - 25.48	394	1.32	0.00 - 0.00	8.26 - 8.26
2019	14	23.54 - 23.54	331	1.68	0.00 - 0.00	34.53 - 34.53
2018	14	17.50 - 17.50	238	1.00	0.00 - 0.00	(17.32) - (17.32)
2017	12	21.16 - 21.16	258	1.56	0.00 - 0.00	19.36 - 19.36

81

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,			For the year ended December 31,		
		Accumulation Unit Value			Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest	Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***
		Franklin Templeton Global Bond VIP Fund Class 1				
2021	65	$ 15.75 - $ 15.75	$ 1,027	— %	0.00 - 0.00 %	(4.62) - (4.62) %
2020	58	16.52 - 16.52	953	8.10	0.00 - 0.00	(5.07) - (5.07)
2019	54	17.40 - 17.40	938	7.86	0.00 - 0.00	2.26 - 2.26
2018	71	17.02 - 17.02	1,200	—	0.00 - 0.00	2.21 - 2.21
2017	70	16.65 - 16.65	1,168	—	0.00 - 0.00	2.15 - 2.15
		Franklin Templeton Income VIP Fund Class 1				
2021	52	23.00 - 23.00	1,186	4.66	0.00 - 0.00	17.00 - 17.00
2020	51	19.66 - 19.66	998	5.81	0.00 - 0.00	0.97 - 0.97
2019	48	19.47 - 19.47	932	5.40	0.00 - 0.00	16.42 - 16.42
2018	47	16.72 - 16.72	779	4.91	0.00 - 0.00	(4.09) - (4.09)
2017	46	17.44 - 17.44	796	4.20	0.00 - 0.00	9.94 - 9.94
		Franklin Templeton Mutual Global Discovery VIP Fund Class 1				
2021	60	23.36 - 23.36	1,392	2.84	0.00 - 0.00	19.43 - 19.43
2020	61	19.56 - 19.56	1,192	2.72	0.00 - 0.00	(4.22) - (4.22)
2019	58	20.42 - 20.42	1,187	1.75	0.00 - 0.00	24.71 - 24.71
2018	64	16.38 - 16.38	1,048	2.64	0.00 - 0.00	(11.01) - (11.01)
2017	58	18.40 - 18.40	1,074	2.01	0.00 - 0.00	8.88 - 8.88
		Franklin Templeton Mutual Shares VIP Fund Class 1				
2021	29	22.51 - 22.51	651	3.05	0.00 - 0.00	19.52 - 19.52
2020	31	18.83 - 18.83	583	3.30	0.00 - 0.00	(4.85) - (4.85)
2019	26	19.79 - 19.79	508	1.93	0.00 - 0.00	22.92 - 22.92
2018	29	16.10 - 16.10	460	2.65	0.00 - 0.00	(8.86) - (8.86)
2017	27	17.66 - 17.66	479	2.48	0.00 - 0.00	8.64 - 8.64
		Franklin Templeton Small Cap Value VIP Fund Class 1				
2021	59	34.00 - 34.00	1,998	1.13	0.00 - 0.00	25.67 - 25.67
2020	63	27.05 - 27.05	1,714	1.69	0.00 - 0.00	5.41 - 5.41
2019	61	25.67 - 25.67	1,554	1.28	0.00 - 0.00	26.72 - 26.72
2018	59	20.25 - 20.25	1,190	1.11	0.00 - 0.00	(12.69) - (12.69)
2017	57	23.20 - 23.20	1,311	0.68	0.00 - 0.00	10.92 - 10.92
		Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1				
2021	38	47.21 - 47.21	1,776	—	0.00 - 0.00	10.25 - 10.25
2020	36	42.82 - 42.82	1,553	—	0.00 - 0.00	55.52 - 55.52
2019	39	27.53 - 27.53	1,074	—	0.00 - 0.00	31.80 - 31.80
2018	40	20.89 - 20.89	837	—	0.00 - 0.00	(5.15) - (5.15)
2017	39	22.02 - 22.02	853	—	0.00 - 0.00	21.75 - 21.75
		Franklin Templeton Strategic Income VIP Fund Class 1				
2021	40	18.44 - 18.44	733	3.45	0.00 - 0.00	2.28 - 2.28
2020	35	18.02 - 18.02	637	5.04	0.00 - 0.00	3.75 - 3.75
2019	27	17.37 - 17.37	470	5.57	0.00 - 0.00	8.41 - 8.41
2018	29	16.03 - 16.03	471	2.88	0.00 - 0.00	(1.91) - (1.91)
2017	28	16.34 - 16.34	457	3.05	0.00 - 0.00	4.74 - 4.74

82

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,			For the year ended December 31,		
		Accumulation Unit Value			Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest	Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***
		Franklin Templeton U.S. Government Securities VIP Fund Class 1				
2021	39	$ 14.16 - $ 14.16	$ 557	2.63 %	0.00 - 0.00 %	(1.62) - (1.62) %
2020	34	14.39 - 14.39	484	3.76	0.00 - 0.00	4.08 - 4.08
2019	27	13.82 - 13.82	367	3.25	0.00 - 0.00	5.47 - 5.47
2018	31	13.11 - 13.11	406	2.91	0.00 - 0.00	0.60 - 0.60
2017	29	13.03 - 13.03	380	2.79	0.00 - 0.00	1.66 - 1.66
		Guggenheim VT U.S. Long Short Equity Fund				
2021	36	32.51 - 32.51	1,166	0.65	0.00 - 0.00	23.80 - 23.80
2020	36	26.26 - 26.26	936	0.86	0.00 - 0.00	4.93 - 4.93
2019	35	25.03 - 25.03	880	0.56	0.00 - 0.00	5.54 - 5.54
2018	35	23.71 - 23.71	821	—	0.00 - 0.00	(12.94) - (12.94)
2017	34	27.24 - 27.24	925	0.35	0.00 - 0.00	14.85 - 14.85
		Invesco Oppenheimer VI International Growth Fund Series I				
2021	78	22.39 - 73.76	2,759	—	0.00 - 0.00	10.22 - 10.22
2020	75	20.32 - 66.92	2,368	0.97	0.00 - 0.00	21.50 - 21.50
2019	73	16.72 - 55.08	1,952	1.05	0.00 - 0.00	28.60 - 28.60
2018	73	13.00 - 42.83	1,579	0.86	0.00 - 0.00	(19.42) - (19.42)
2017	69	16.14 - 53.15	1,942	1.43	0.00 - 0.00	26.29 - 26.29
		Invesco Oppenheimer VI International Growth Fund Series II				
2021	55	36.71 - 36.71	2,005	—	0.70 - 0.70	9.35 - 9.35
2020	61	33.57 - 33.57	2,048	0.63	0.70 - 0.70	20.20 - 20.20
2019	70	27.93 - 27.93	1,943	0.71	0.70 - 0.70	27.06 - 27.06
2018	68	21.98 - 21.98	1,488	0.60	0.70 - 0.70	(20.12) - (20.12)
2017	75	27.52 - 27.52	2,077	1.15	0.70 - 0.70	25.57 - 25.57
		Invesco V.I. American Franchise				
2021	86	42.55 - 42.55	3,655	—	0.00 - 0.00	11.93 - 11.93
2020	87	38.01 - 38.01	3,318	0.07	0.00 - 0.00	42.35 - 42.35
2019	91	26.70 - 26.70	2,440	—	0.00 - 0.00	36.76 - 36.76
2018	97	19.53 - 19.53	1,897	—	0.00 - 0.00	(3.62) - (3.62)
2017	105	20.26 - 20.26	2,135	0.08	0.00 - 0.00	27.34 - 27.34
		Invesco V.I. American Value (On April 30 2021 Invesco V.I.Value Opportunity merged into Invesco V.I. American Value)				
2021	420	29.47 - 41.96	18,979	0.51	0.00 - 0.70	27.06 - 27.95
2020	277	23.03 - 33.03	9,590	0.94	0.00 - 0.70	0.42 - 1.12
2019	280	22.78 - 32.89	9,635	0.70	0.00 - 0.70	24.15 - 25.03
2018	293	18.22 - 26.49	8,110	0.48	0.00 - 0.70	(13.26) - (12.65)
2017	313	20.86 - 30.54	10,001	0.79	0.00 - 0.70	9.20 - 9.96
		Invesco V.I. Conservative Balance Fund - Series I				
2021	32	18.22 - 18.22	576	1.54	0.00 - 0.00	10.63 - 10.63
2020	31	16.47 - 16.47	513	2.11	0.00 - 0.00	14.86 - 14.86
2019	31	14.34 - 14.34	443	2.21	0.00 - 0.00	17.51 - 17.51
2018	30	12.20 - 12.20	372	2.04	0.00 - 0.00	(5.32) - (5.32)
2017	32	12.89 - 12.89	413	2.01	0.00 - 0.00	9.25 - 9.25
		Invesco V.I. Core Bond Fund - Series I				
2021	31	12.14 - 12.14	373	2.30	0.00 - 0.00	(1.65) - (1.65)
2020	25	12.34 - 12.34	313	3.19	0.00 - 0.00	9.71 - 9.71
2019	24	11.25 - 11.25	272	3.30	0.00 - 0.00	9.53 - 9.53
2018	23	10.27 - 10.27	237	3.33	0.00 - 0.00	(1.02) - (1.02)
2017	21	10.38 - 10.38	221	2.35	0.00 - 0.00	4.59 - 4.59

83

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,			For the year ended December 31,		
		Accumulation Unit Value			Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest	Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***
			Invesco V.I. Core Equity			
2021	23	$ 36.84 - $ 36.84	$ 830	0.67 %	0.00 - 0.00 %	27.74 - 27.74 %
2020	23	28.84 - 28.84	669	1.31	0.00 - 0.00	13.85 - 13.85
2019	32	25.33 - 25.33	801	0.97	0.00 - 0.00	28.96 - 28.96
	Invesco V.I. Discovery Mid Cap Growth Fund - Series I (On June 12, 2020 Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series II merged into Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series I)					
2021	135	58.29 - 58.29	7,859	—	0.00 - 0.00	19.10 - 19.10
2020	146	48.94 - 48.94	7,166	0.02	0.00 - 0.00	40.69 - 40.69
2019	78	34.79 - 34.79	2,716	—	0.00 - 0.00	39.36 - 39.36
2018	86	24.96 - 24.96	2,151	—	0.00 - 0.00	(6.08) - (6.08)
2017	89	26.58 - 26.58	2,378	0.03	0.00 - 0.00	28.79 - 28.79
	Invesco V.I. Discovery Mid Cap Growth Fund - Series II (Fund commenced operations on April 30, 2020) (On April 30 2020 Invesco V.I Mid Cap Growth Fund Series II merged into Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series II) (On June 12, 2020 Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series II merged into Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series I)					
2021	141	17.37 - 17.57	2,464	—	0.00 - 0.70	17.96 - 18.79
2020	147	14.72 - 14.79	2,166	—	0.00 - 0.70	47.22 - 47.91
			Invesco V.I. Global Fund - Series I			
2021	55	35.12 - 35.12	1,924	—	0.00 - 0.00	15.49 - 15.49
2020	59	30.41 - 30.41	1,809	0.71	0.00 - 0.00	27.64 - 27.64
			Invesco V.I. Global Fund - Series II			
2021	290	54.17 - 54.17	15,705	—	0.00 - 0.00	15.17 - 15.17
2020	304	47.03 - 47.03	14,314	0.45	0.00 - 0.00	27.34 - 27.34
2019	321	36.94 - 36.94	11,863	0.64	0.00 - 0.00	31.45 - 31.45
2018	336	28.10 - 28.10	9,440	0.76	0.00 - 0.00	(13.39) - (13.39)
2017	353	32.44 - 32.44	11,458	0.73	0.00 - 0.00	36.32 - 36.32
			Invesco V.I. Global Strategic Income - Fund Series I			
2021	20	15.64 - 15.64	313	4.88	0.00 - 0.00	(3.41) - (3.41)
2020	19	16.19 - 16.19	312	5.99	0.00 - 0.00	3.40 - 3.40
2019	19	15.66 - 15.66	290	3.63	0.00 - 0.00	10.80 - 10.80
2018	25	14.13 - 14.13	355	4.86	0.00 - 0.00	(4.40) - (4.40)
2017	25	14.78 - 14.78	367	2.17	0.00 - 0.00	6.27 - 6.27
			Invesco V.I. Government Securities			
2021	99	12.74 - 12.74	1,263	2.51	0.00 - 0.00	(2.27) - (2.27)
2020	105	13.03 - 13.03	1,370	2.52	0.00 - 0.00	6.27 - 6.27
2019	101	12.27 - 12.27	1,236	2.56	0.00 - 0.00	6.07 - 6.07
2018	103	11.56 - 11.56	1,193	2.23	0.00 - 0.00	0.56 - 0.56
2017	111	11.50 - 11.50	1,278	2.02	0.00 - 0.00	1.96 - 1.96

84

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,			For the year ended December 31,		
		Accumulation Unit Value			Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest	Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***
		Invesco V.I. Growth and Income Fund Series I				
2021	145	$ 30.84 - $ 60.70	$ 8,028	1.56 %	0.00 - 0.00 %	28.51 - 28.51 %
2020	151	24.00 - 47.24	6,545	2.37	0.00 - 0.00	2.09 - 2.09
2019	144	23.51 - 46.27	6,135	1.87	0.00 - 0.00	25.19 - 25.19
2018	148	18.78 - 36.96	5,002	2.06	0.00 - 0.00	(13.38) - (13.38)
2017	149	21.68 - 42.67	5,838	1.51	0.00 - 0.00	14.32 - 14.32
		Invesco V.I. Growth and Income Fund Series II				
2021	143	39.24 - 45.03	6,078	1.39	0.00 - 0.70	27.29 - 28.19
2020	149	30.82 - 35.13	4,993	2.03	0.00 - 0.70	1.14 - 1.85
2019	156	30.48 - 34.49	5,150	1.56	0.00 - 0.70	23.98 - 24.85
2018	162	24.58 - 27.63	4,275	1.77	0.00 - 0.70	(14.20) - (13.59)
2017	175	28.65 - 31.97	5,364	1.25	0.00 - 0.70	13.24 - 14.04
		Invesco V.I. High Yield				
2021	25	16.65 - 16.65	411	4.77	0.00 - 0.00	4.38 - 4.38
2020	25	15.95 - 15.95	396	6.15	0.00 - 0.00	3.32 - 3.32
2019	24	15.44 - 15.44	378	5.77	0.00 - 0.00	13.51 - 13.51
2018	27	13.60 - 13.60	366	5.04	0.00 - 0.00	(3.35) - (3.35)
2017	28	14.07 - 14.07	392	4.03	0.00 - 0.00	6.30 - 6.30
		Invesco V.I. Main Street Fund® - Series I (For the period beginning April 28, 2017, and ended December 31, 2017)				
2021	51	19.29 - 19.29	976	0.72	0.00 - 0.00	27.57 - 27.57
2020	50	15.12 - 15.12	751	1.51	0.00 - 0.00	13.94 - 13.94
2019	50	13.27 - 13.27	664	1.05	0.00 - 0.00	32.08 - 32.08
2018	51	10.05 - 10.05	510	1.16	0.00 - 0.00	(7.89) - (7.89)
2017	51	10.91 - 10.91	554	2.33	0.00 - 0.00	9.08 - 9.08
		Invesco V.I. Main Street Mid Cap Fund - Series I				
2021	83	39.83 - 39.83	3,304	0.45	0.00 - 0.00	23.24 - 23.24
2020	85	32.32 - 32.32	2,746	0.75	0.00 - 0.00	9.25 - 9.25
2019	85	29.58 - 29.58	2,517	0.50	0.00 - 0.00	25.28 - 25.28
2018	89	23.61 - 23.61	2,112	0.52	0.00 - 0.00	(11.35) - (11.35)
2017	91	26.63 - 26.63	2,435	0.53	0.00 - 0.00	14.92 - 14.92
		Invesco V.I. Main Street Small Cap Fund® - Series I				
2021	215	42.33 - 92.61	16,794	0.37	0.00 - 0.00	22.55 - 22.55
2020	229	34.54 - 75.57	14,670	0.65	0.00 - 0.00	19.93 - 19.93
2019	232	28.80 - 63.01	12,459	0.20	0.00 - 0.00	26.47 - 26.47
2018	238	22.77 - 49.82	10,178	0.31	0.00 - 0.00	(10.32) - (10.32)
2017	245	25.39 - 55.56	11,878	0.86	0.00 - 0.00	14.16 - 14.16
		Invesco V.I. Main Street Small Cap Fund® Series II				
2021	135	57.53 - 66.02	8,639	0.17	0.00 - 0.70	21.41 - 22.26
2020	144	47.39 - 54.00	7,536	0.34	0.00 - 0.70	18.80 - 19.64
2019	152	39.89 - 45.14	6,658	—	0.00 - 0.70	25.25 - 26.13
2018	156	31.84 - 35.79	5,422	0.06	0.00 - 0.70	(11.17) - (10.54)
2017	182	35.85 - 40.00	7,089	0.55	0.00 - 0.70	13.12 - 13.91

85

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,			For the year ended December 31,		
		Accumulation Unit Value			Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest	Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***
	Invesco V.I. Mid Cap Growth Fund Series II (On April 30 2020 Invesco V.I. Mid Cap Growth Fund Series II merged into Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series II)					
2021	—	$ — - $ —	$ —	— %	0.00 - 0.70 %	— - — %
2020	—	32.17 - 35.98	—	—	0.00 - 0.70	(5.60) - (5.38)
2019	122	34.08 - 38.03	4,547	—	0.00 - 0.70	33.07 - 34.00
2018	133	25.61 - 28.38	3,706	—	0.00 - 0.70	(6.53) - (5.87)
2017	143	27.40 - 30.15	4,232	—	0.00 - 0.70	21.29 - 22.14
	Invesco V.I. Value Opportunity (On April 30 2021 Invesco V.I.Value Opportunity merged into Invesco V.I. American Value)					
2021	—	26.16 - 29.46	—	0.82	0.00 - 0.70	28.21 - 28.50
2020	269	20.40 - 22.93	6,110	0.41	0.00 - 0.70	4.72 - 5.46
2019	257	19.48 - 21.74	5,546	0.24	0.00 - 0.70	29.70 - 30.61
2018	272	15.02 - 16.65	4,504	0.31	0.00 - 0.70	(19.74) - (19.18)
2017	326	18.72 - 20.60	6,667	0.39	0.00 - 0.70	16.62 - 17.44
	Janus Henderson Balanced Portfolio Institutional Shares					
2021	596	35.28 - 123.08	46,790	0.90	0.00 - 0.70	16.38 - 17.20
2020	619	30.11 - 105.76	42,068	1.81	0.00 - 0.70	13.51 - 14.31
2019	638	26.34 - 93.17	38,483	1.91	0.00 - 0.70	21.73 - 22.59
2018	682	21.48 - 76.53	33,963	2.15	0.00 - 0.70	(0.02) - 0.68
2017	720	21.34 - 76.55	35,631	1.60	0.00 - 0.70	17.61 - 18.43
	Janus Henderson Balanced Portfolio Service Shares					
2021	191	56.99 - 56.99	10,875	0.67	0.00 - 0.00	16.91 - 16.91
2020	194	48.75 - 48.75	9,478	1.52	0.00 - 0.00	14.03 - 14.03
2019	192	42.75 - 42.75	8,227	1.66	0.00 - 0.00	22.27 - 22.27
2018	194	34.96 - 34.96	6,778	1.78	0.00 - 0.00	0.43 - 0.43
2017	202	34.81 - 34.81	7,022	1.37	0.00 - 0.00	18.13 - 18.13
	Janus Henderson Enterprise Portfolio Institutional Shares					
2021	543	48.92 - 168.86	64,851	0.32	0.00 - 0.70	16.02 - 16.83
2020	580	41.87 - 145.55	59,501	0.07	0.00 - 0.70	18.64 - 19.47
2019	619	35.04 - 122.68	53,311	0.20	0.00 - 0.70	34.54 - 35.48
2018	664	25.87 - 91.18	42,391	0.24	0.00 - 0.70	(1.11) - (0.41)
2017	723	25.97 - 92.21	46,529	0.26	0.00 - 0.70	26.53 - 27.42
	Janus Henderson Flexible Bond Portfolio Institutional Shares					
2021	199	19.33 - 42.56	6,578	2.03	0.00 - 0.70	(1.59) - (0.90)
2020	198	19.50 - 43.25	6,599	2.87	0.00 - 0.70	9.71 - 10.48
2019	199	17.65 - 39.42	6,072	3.32	0.00 - 0.70	8.81 - 9.57
2018	209	16.11 - 36.23	5,834	3.14	0.00 - 0.70	(1.70) - (1.00)
2017	214	16.27 - 36.85	6,077	2.94	0.00 - 0.70	2.90 - 3.62
	Janus Henderson Forty Portfolio Institutional Shares					
2021	173	50.38 - 88.70	13,847	—	0.00 - 0.70	22.04 - 22.90
2020	184	40.99 - 72.68	12,106	0.27	0.00 - 0.70	38.43 - 39.40
2019	196	29.41 - 52.51	9,300	0.15	0.00 - 0.70	36.20 - 37.16
2018	198	21.44 - 38.55	6,869	—	0.00 - 0.70	1.27 - 1.98
2017	195	21.02 - 38.07	6,678	—	0.00 - 0.70	29.41 - 30.31

86

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

		At December 31,		For the year ended December 31,		
		Accumulation Unit Value			Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest	Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***
			Janus Henderson Global Research Portfolio Institutional Shares			
2021	737	$ 41.74 - $ 80.62	$ 39,170	0.52 %	0.00 - 0.70 %	17.27 - 18.09 %
2020	776	35.35 - 68.75	35,026	0.73	0.00 - 0.70	19.22 - 20.06
2019	808	29.44 - 57.66	30,595	1.00	0.00 - 0.70	28.14 - 29.04
2018	854	22.82 - 45.00	25,261	1.13	0.00 - 0.70	(7.52) - (6.87)
2017	904	24.50 - 48.66	28,710	0.83	0.00 - 0.70	26.14 - 27.03
			Janus Henderson Global Research Portfolio Service Shares			
2021	37	50.36 - 50.36	1,843	0.37	0.00 - 0.00	17.80 - 17.80
2020	36	42.75 - 42.75	1,559	0.57	0.00 - 0.00	19.76 - 19.76
2019	35	35.69 - 35.69	1,241	0.86	0.00 - 0.00	28.71 - 28.71
2018	36	27.73 - 27.73	997	1.01	0.00 - 0.00	(7.08) - (7.08)
2017	35	29.84 - 29.84	1,043	0.70	0.00 - 0.00	26.68 - 26.68
			Janus Henderson Global Technology Portfolio Institutional Shares			
2021	26	86.75 - 86.75	2,243	0.21	0.00 - 0.00	18.01 - 18.01
2020	26	73.50 - 73.50	1,898	—	0.00 - 0.00	51.20 - 51.20
2019	25	48.62 - 48.62	1,222	—	0.00 - 0.00	45.17 - 45.17
2018	29	33.49 - 33.49	968	—	0.00 - 0.00	1.19 - 1.19
2017	29	33.09 - 33.09	973	—	0.00 - 0.00	45.09 - 45.09
			Janus Henderson Mid Cap Value Portfolio Institutional Shares			
2021	31	28.55 - 28.55	896	0.45	0.00 - 0.00	19.73 - 19.73
2020	32	23.85 - 23.85	756	1.25	0.00 - 0.00	(0.92) - (0.92)
2019	29	24.07 - 24.07	705	1.19	0.00 - 0.00	30.35 - 30.35
2018	28	18.47 - 18.47	519	1.07	0.00 - 0.00	(13.63) - (13.63)
2017	27	21.38 - 21.38	582	0.79	0.00 - 0.00	13.94 - 13.94
			Janus Henderson Mid Cap Value Portfolio Service Shares			
2021	127	43.22 - 43.22	5,473	0.30	0.00 - 0.00	19.42 - 19.42
2020	133	36.19 - 36.19	4,800	1.08	0.00 - 0.00	(1.21) - (1.21)
2019	130	36.64 - 36.64	4,777	1.04	0.00 - 0.00	30.05 - 30.05
2018	135	28.17 - 28.17	3,791	0.90	0.00 - 0.00	(13.82) - (13.82)
2017	138	32.69 - 32.69	4,505	0.64	0.00 - 0.00	13.63 - 13.63
			Janus Henderson Overseas Portfolio Institutional Shares			
2021	109	13.11 - 13.11	1,435	1.16	0.00 - 0.00	13.58 - 13.58
2020	112	11.54 - 11.54	1,292	1.38	0.00 - 0.00	16.30 - 16.30
2019	114	9.92 - 9.92	1,131	1.93	0.00 - 0.00	27.02 - 27.02
2018	118	7.81 - 7.81	921	1.77	0.00 - 0.00	(14.94) - (14.94)
2017	116	9.18 - 9.18	1,063	1.69	0.00 - 0.00	31.12 - 31.12
			Janus Henderson Overseas Portfolio Service Shares			
2021	496	11.65 - 12.75	6,282	1.04	0.00 - 0.70	12.50 - 13.29
2020	514	10.35 - 11.25	5,744	1.22	0.00 - 0.70	15.21 - 16.02
2019	543	8.99 - 9.70	5,235	1.84	0.00 - 0.70	25.82 - 26.71
2018	573	7.14 - 7.66	4,360	1.67	0.00 - 0.70	(15.73) - (15.14)
2017	594	8.48 - 9.02	5,317	1.66	0.00 - 0.70	29.89 - 30.80

87

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

		At December 31,		For the year ended December 31,		
		Accumulation Unit Value			Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest	Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***
		Janus Henderson Research Portfolio Institutional Shares				
2021	628	$ 66.42 - $117.61	$ 52,263	0.10 %	0.00 - 0.70 %	19.49 - 20.33 %
2020	672	55.20 - 98.42	46,615	0.41	0.00 - 0.70	32.03 - 32.95
2019	723	41.52 - 74.55	37,832	0.46	0.00 - 0.70	34.58 - 35.52
2018	769	30.64 - 55.39	29,759	0.55	0.00 - 0.70	(3.26) - (2.58)
2017	828	31.45 - 57.26	32,993	0.40	0.00 - 0.70	26.99 - 27.88
		Lazard Retirement Emerging Markets Equity Portfolio				
2021	22	64.22 - 64.22	1,440	1.86	0.00 - 0.00	5.47 - 5.47
2020	23	60.90 - 60.90	1,380	2.71	0.00 - 0.00	(1.27) - (1.27)
2019	22	61.68 - 61.68	1,386	0.90	0.00 - 0.00	18.14 - 18.14
2018	24	52.21 - 52.21	1,248	1.87	0.00 - 0.00	(18.56) - (18.56)
2017	24	64.10 - 64.10	1,566	1.79	0.00 - 0.00	27.82 - 27.82
		Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I				
2021	126	39.85 - 45.10	5,565	1.07	0.00 - 0.70	25.33 - 26.21
2020	130	31.80 - 35.73	4,593	1.51	0.00 - 0.70	4.51 - 5.25
2019	131	30.43 - 33.95	4,388	1.78	0.00 - 0.70	27.98 - 28.88
2018	113	23.77 - 26.34	2,945	1.53	0.00 - 0.70	(9.51) - (8.87)
2017	145	26.27 - 28.91	4,134	1.40	0.00 - 0.70	14.04 - 14.84
		Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I				
2021	89	28.03 - 28.03	2,488	4.52	0.00 - 0.00	1.33 - 1.33
2020	87	27.66 - 27.66	2,402	4.04	0.00 - 0.00	7.32 - 7.32
2019	98	25.78 - 25.78	2,527	5.40	0.00 - 0.00	14.39 - 14.39
2018	98	22.53 - 22.53	2,200	5.20	0.00 - 0.00	(3.92) - (3.92)
2017	101	23.45 - 23.45	2,360	5.38	0.00 - 0.00	8.65 - 8.65
		MFS® High Yield Portfolio Initial Class				
2021	104	15.05 - 15.05	1,567	5.04	0.00 - 0.00	3.49 - 3.49
2020	96	14.54 - 14.54	1,403	5.56	0.00 - 0.00	5.09 - 5.09
2019	94	13.84 - 13.84	1,299	5.69	0.00 - 0.00	14.81 - 14.81
2018	90	12.06 - 12.06	1,085	5.63	0.00 - 0.00	(3.08) - (3.08)
2017	89	12.44 - 12.44	1,112	6.53	0.00 - 0.00	6.69 - 6.69
		MFS® Investors Trust Series Initial Class				
2021	131	56.28 - 56.28	7,399	0.62	0.00 - 0.00	26.81 - 26.81
2020	137	44.38 - 44.38	6,071	0.64	0.00 - 0.00	13.87 - 13.87
2019	146	38.97 - 38.97	5,693	0.68	0.00 - 0.00	31.58 - 31.58
2018	157	29.62 - 29.62	4,637	0.61	0.00 - 0.00	(5.49) - (5.49)
2017	188	31.34 - 31.34	5,900	0.73	0.00 - 0.00	23.35 - 23.35
		MFS® Mass Investors Growth Stock Portfolio Initial Class				
2021	69	29.25 - 29.25	2,009	0.24	0.00 - 0.00	25.97 - 25.97
2020	73	23.22 - 23.22	1,690	0.46	0.00 - 0.00	22.53 - 22.53
2019	76	18.95 - 18.95	1,448	0.59	0.00 - 0.00	39.95 - 39.95
2018	78	13.54 - 13.54	1,057	0.58	0.00 - 0.00	0.81 - 0.81
2017	80	13.43 - 13.43	1,071	0.65	0.00 - 0.00	28.42 - 28.42

88

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,			For the year ended December 31,		
		Accumulation Unit Value			Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest	Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***
		MFS® New Discovery Series Initial Class				
2021	137	$118.59 - $118.59	$ 16,237	— %	0.00 - 0.00 %	1.80 - 1.80 %
2020	144	116.49 - 116.49	16,758	—	0.00 - 0.00	45.89 - 45.89
2019	154	79.85 - 79.85	12,333	—	0.00 - 0.00	41.70 - 41.70
2018	168	56.35 - 56.35	9,483	—	0.00 - 0.00	(1.48) - (1.48)
2017	183	57.20 - 57.20	10,458	—	0.00 - 0.00	26.65 - 26.65
		MFS® Total Return Series Initial Class				
2021	302	48.32 - 48.32	14,581	1.79	0.00 - 0.00	14.12 - 14.12
2020	318	42.34 - 42.34	13,470	2.31	0.00 - 0.00	9.81 - 9.81
2019	324	38.56 - 38.56	12,501	2.36	0.00 - 0.00	20.38 - 20.38
2018	344	32.03 - 32.03	11,014	2.20	0.00 - 0.00	(5.61) - (5.61)
2017	359	33.93 - 33.93	12,181	2.34	0.00 - 0.00	12.30 - 12.30
		MFS® Utilities Series Initial Class				
2021	38	92.69 - 92.69	3,477	1.75	0.00 - 0.00	14.09 - 14.09
2020	39	81.24 - 81.24	3,150	2.49	0.00 - 0.00	5.90 - 5.90
2019	40	76.72 - 76.72	3,065	3.97	0.00 - 0.00	25.07 - 25.07
2018	43	61.34 - 61.34	2,639	1.11	0.00 - 0.00	1.06 - 1.06
2017	45	60.70 - 60.70	2,740	4.37	0.00 - 0.00	14.83 - 14.83
		MFS® Value Series Initial Class				
2021	60	51.07 - 51.07	3,088	1.34	0.00 - 0.00	25.45 - 25.45
2020	61	40.71 - 40.71	2,500	1.59	0.00 - 0.00	3.48 - 3.48
2019	60	39.34 - 39.34	2,376	2.15	0.00 - 0.00	29.80 - 29.80
2018	64	30.31 - 30.31	1,942	1.55	0.00 - 0.00	(10.09) - (10.09)
2017	65	33.71 - 33.71	2,185	1.84	0.00 - 0.00	17.65 - 17.65
		MFS® VIT Growth Series Initial Class				
2021	165	89.96 - 89.96	14,814	—	0.00 - 0.00	23.53 - 23.53
2020	180	72.82 - 72.82	13,141	—	0.00 - 0.00	31.86 - 31.86
2019	194	55.23 - 55.23	10,738	—	0.00 - 0.00	38.15 - 38.15
2018	216	39.98 - 39.98	8,649	0.09	0.00 - 0.00	2.67 - 2.67
2017	238	38.94 - 38.94	9,280	0.10	0.00 - 0.00	31.40 - 31.40
		MFS® VIT New Discovery Series Service Class				
2021	17	59.07 - 59.07	999	—	0.70 - 0.70	0.86 - 0.86
2020	20	58.57 - 58.57	1,159	—	0.70 - 0.70	44.57 - 44.57
2019	22	40.51 - 40.51	906	—	0.70 - 0.70	40.29 - 40.29
2018	24	28.88 - 28.88	686	—	0.70 - 0.70	(2.41) - (2.41)
2017	24	29.59 - 29.59	705	—	0.70 - 0.70	25.45 - 25.45
		MFS® VIT Research Series Initial Class				
2021	102	62.58 - 62.58	6,399	0.54	0.00 - 0.00	24.80 - 24.80
2020	107	50.15 - 50.15	5,372	0.72	0.00 - 0.00	16.59 - 16.59
2019	112	43.01 - 43.01	4,824	0.79	0.00 - 0.00	32.95 - 32.95
2018	116	32.35 - 32.35	3,744	0.70	0.00 - 0.00	(4.37) - (4.37)
2017	119	33.83 - 33.83	4,024	1.34	0.00 - 0.00	23.37 - 23.37

89

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

		At December 31,			For the year ended December 31,	
		Accumulation Unit Value			Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest	Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***
		Morgan Stanley VIF Emerging Markets Equity Portfolio Class I				
2021	50	$ 12.94 - $ 12.94	$ 645	0.82 %	0.00 - 0.00 %	2.99 - 2.99 %
2020	47	12.56 - 12.56	586	1.38	0.00 - 0.00	14.44 - 14.44
2019	46	10.98 - 10.98	501	1.00	0.00 - 0.00	19.59 - 19.59
2018	49	9.18 - 9.18	450	0.46	0.00 - 0.00	(17.47) - (17.47)
2017	45	11.12 - 11.12	500	0.73	0.00 - 0.00	35.06 - 35.06
		Morgan Stanley VIF Growth Portfolio Class I				
2021	69	90.90 - 124.49	8,916	—	0.00 - 0.70	(0.59) - 0.10
2020	73	90.80 - 125.24	9,512	—	0.00 - 0.70	115.80 - 117.31
2019	78	41.79 - 58.04	4,706	—	0.00 - 0.70	30.89 - 31.81
2018	83	31.70 - 44.34	3,829	—	0.00 - 0.70	6.79 - 7.54
2017	85	29.48 - 41.52	3,659	—	0.00 - 0.70	42.15 - 43.15
		Morgan Stanley VIF U.S. Real Estate Portfolio Class I				
2021	120	61.98 - 61.98	7,419	2.07	0.00 - 0.00	39.80 - 39.80
2020	127	44.33 - 44.33	5,614	2.82	0.00 - 0.00	(16.85) - (16.85)
2019	124	53.32 - 53.32	6,588	1.87	0.00 - 0.00	18.94 - 18.94
2018	127	44.83 - 44.83	5,696	2.76	0.00 - 0.00	(7.71) - (7.71)
2017	133	48.57 - 48.57	6,439	1.47	0.00 - 0.00	3.11 - 3.11
		Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I				
2021	523	24.82 - 35.17	13,387	1.31	0.00 - 0.70	17.77 - 18.60
2020	517	20.93 - 29.87	11,157	2.14	0.00 - 0.70	9.57 - 10.34
2019	504	18.97 - 27.26	9,855	1.81	0.00 - 0.70	21.59 - 22.44
2018	508	15.49 - 22.42	8,142	1.59	0.00 - 0.70	(9.81) - (9.17)
2017	506	17.05 - 24.86	9,032	1.51	0.00 - 0.70	19.34 - 20.17
		Morningstar Balanced ETF Asset Allocation Portfolio Class I				
2021	571	21.46 - 25.89	12,783	1.60	0.00 - 0.70	10.23 - 11.00
2020	576	19.33 - 23.49	11,642	2.33	0.00 - 0.70	8.65 - 9.41
2019	618	17.67 - 21.62	11,590	2.25	0.00 - 0.70	15.75 - 16.57
2018	667	15.16 - 18.68	10,972	2.12	0.00 - 0.70	(6.68) - (6.02)
2017	685	16.13 - 20.02	12,160	1.93	0.00 - 0.70	12.86 - 13.65
		Morningstar Conservative ETF Asset Allocation Portfolio Class I				
2021	81	16.07 - 16.24	1,351	1.59	0.00 - 0.70	1.80 - 2.51
2020	87	15.78 - 15.84	1,426	1.92	0.00 - 0.70	6.05 - 6.80
2019	86	14.83 - 14.88	1,313	2.29	0.00 - 0.70	8.98 - 9.75
2018	89	13.51 - 13.66	1,246	2.45	0.00 - 0.70	(2.77) - (2.09)
2017	80	13.80 - 14.05	1,132	2.14	0.00 - 0.70	5.71 - 6.45
		Morningstar Growth ETF Asset Allocation Portfolio Class I				
2021	934	23.64 - 31.49	22,991	1.38	0.00 - 0.70	14.29 - 15.09
2020	981	20.54 - 27.55	21,055	2.33	0.00 - 0.70	9.49 - 10.26
2019	984	18.63 - 25.16	19,212	2.05	0.00 - 0.70	19.30 - 20.14
2018	984	15.51 - 21.09	16,074	1.89	0.00 - 0.70	(8.50) - (7.85)
2017	976	16.83 - 23.05	17,530	1.63	0.00 - 0.70	16.86 - 17.68

90

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,			For the year ended December 31,		
		Accumulation Unit Value			Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest	Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***
		Morningstar Income and Growth ETF Asset Allocation Portfolio Class I				
2021	141	$ 18.81 - $ 20.48	$ 2,769	1.73 %	0.00 - 0.70 %	5.91 - 6.66 %
2020	149	17.63 - 19.34	2,739	2.49	0.00 - 0.70	7.97 - 8.73
2019	157	16.22 - 17.91	2,656	2.49	0.00 - 0.70	12.40 - 13.19
2018	155	14.33 - 15.93	2,339	2.55	0.00 - 0.70	(4.67) - (3.99)
2017	148	14.92 - 16.71	2,329	2.19	0.00 - 0.70	9.35 - 10.12
		PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares				
2021	127	22.43 - 25.74	3,206	1.58	0.00 - 0.70	(2.64) - (1.96)
2020	124	23.04 - 26.25	3,194	5.91	0.00 - 0.70	4.82 - 5.56
2019	128	21.98 - 24.87	3,129	1.76	0.00 - 0.70	6.26 - 7.01
2018	136	20.68 - 23.24	3,083	1.31	0.00 - 0.70	1.41 - 2.12
2017	143	20.39 - 22.76	3,188	4.72	0.00 - 0.70	2.05 - 2.76
		PIMCO VIT Real Return Portfolio Admin. Shares				
2021	205	22.14 - 22.14	4,546	4.99	0.00 - 0.00	5.59 - 5.59
2020	194	20.97 - 20.97	4,064	1.42	0.00 - 0.00	11.71 - 11.71
2019	196	18.77 - 18.77	3,677	1.67	0.00 - 0.00	8.44 - 8.44
2018	195	17.31 - 17.31	3,375	2.47	0.00 - 0.00	(2.20) - (2.20)
2017	194	17.70 - 17.70	3,440	2.36	0.00 - 0.00	3.66 - 3.66
		PIMCO VIT Total Return Portfolio Admin. Shares				
2021	600	22.21 - 25.49	15,047	1.82	0.00 - 0.70	(1.96) - (1.27)
2020	593	22.65 - 25.81	15,022	2.12	0.00 - 0.70	7.89 - 8.65
2019	599	20.99 - 23.76	13,978	3.01	0.00 - 0.70	7.60 - 8.36
2018	616	19.51 - 21.93	13,283	2.54	0.00 - 0.70	(1.23) - (0.53)
2017	656	19.75 - 22.04	14,223	2.02	0.00 - 0.70	4.19 - 4.92
		Putnam VT High Yield Fund Class IA				
2021	33	38.86 - 38.86	1,265	4.82	0.00 - 0.00	5.20 - 5.20
2020	32	36.94 - 36.94	1,170	5.75	0.00 - 0.00	5.50 - 5.50
2019	32	35.02 - 35.02	1,110	6.04	0.00 - 0.00	14.55 - 14.55
2018	33	30.57 - 30.57	1,007	5.95	0.00 - 0.00	(3.59) - (3.59)
2017	35	31.71 - 31.71	1,109	6.02	0.00 - 0.00	7.22 - 7.22
		Putnam VT International Value Fund Class IA				
2021	16	36.54 - 36.54	567	2.41	0.00 - 0.00	15.28 - 15.28
2020	22	31.70 - 31.70	697	2.65	0.00 - 0.00	4.23 - 4.23
2019	24	30.41 - 30.41	725	3.22	0.00 - 0.00	20.44 - 20.44
2018	30	25.25 - 25.25	758	2.21	0.00 - 0.00	(17.38) - (17.38)
2017	31	30.56 - 30.56	943	1.85	0.00 - 0.00	25.06 - 25.06
		Putnam VT International Value Fund Class IB				
2021	104	23.11 - 26.52	2,683	2.03	0.00 - 0.70	14.14 - 14.94
2020	110	20.24 - 23.07	2,462	2.47	0.00 - 0.70	3.22 - 3.94
2019	108	19.61 - 22.20	2,326	2.72	0.00 - 0.70	19.38 - 20.22
2018	119	16.43 - 18.46	2,139	2.01	0.00 - 0.70	(18.19) - (17.61)
2017	119	20.08 - 22.41	2,599	1.53	0.00 - 0.70	23.83 - 24.69

91

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,			For the year ended December 31,		
		Accumulation Unit Value			Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest	Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***
			T. Rowe Price All-Cap Opportunities Portfolio - I			
2021	66	$ 90.49 - $ 90.49	$ 5,990	— %	0.00 - 0.00 %	20.80 - 20.80 %
2020	68	74.91 - 74.91	5,085	—	0.00 - 0.00	44.37 - 44.37
2019	71	51.89 - 51.89	3,679	0.42	0.00 - 0.00	34.93 - 34.93
2018	73	38.45 - 38.45	2,794	0.15	0.00 - 0.00	1.16 - 1.16
2017	86	38.01 - 38.01	3,255	0.11	0.00 - 0.00	34.43 - 34.43
			T. Rowe Price Blue Chip Growth Portfolio I			
2021	117	80.12 - 80.12	9,409	—	0.00 - 0.00	17.62 - 17.62
2020	123	68.12 - 68.12	8,365	—	0.00 - 0.00	34.28 - 34.28
2019	127	50.73 - 50.73	6,438	—	0.00 - 0.00	29.89 - 29.89
2018	132	39.06 - 39.06	5,157	—	0.00 - 0.00	1.92 - 1.92
2017	141	38.32 - 38.32	5,413	—	0.00 - 0.00	36.17 - 36.17
			T. Rowe Price Equity Income Portfolio I			
2021	578	57.70 - 57.70	33,354	1.57	0.00 - 0.00	25.55 - 25.55
2020	610	45.96 - 45.96	28,031	2.35	0.00 - 0.00	1.18 - 1.18
2019	619	45.42 - 45.42	28,137	2.32	0.00 - 0.00	26.40 - 26.40
2018	666	35.93 - 35.93	23,922	2.01	0.00 - 0.00	(9.50) - (9.50)
2017	703	39.71 - 39.71	27,922	1.72	0.00 - 0.00	16.02 - 16.02
			T. Rowe Price International Stock I			
2021	159	29.93 - 29.93	4,757	0.60	0.00 - 0.00	1.32 - 1.32
2020	157	29.54 - 29.54	4,645	0.59	0.00 - 0.00	14.45 - 14.45
2019	164	25.81 - 25.81	4,234	2.37	0.00 - 0.00	27.77 - 27.77
2018	170	20.20 - 20.20	3,441	1.33	0.00 - 0.00	(14.20) - (14.20)
2017	198	23.55 - 23.55	4,653	1.18	0.00 - 0.00	27.88 - 27.88
			T. Rowe Price Mid-Cap Growth I			
2021	119	142.50 - 142.50	16,984	—	0.00 - 0.00	14.85 - 14.85
2020	127	124.08 - 124.08	15,704	—	0.00 - 0.00	23.80 - 23.80
2019	135	100.22 - 100.22	13,514	0.14	0.00 - 0.00	31.29 - 31.29
2018	136	76.33 - 76.33	10,415	—	0.00 - 0.00	(2.03) - (2.03)
2017	176	77.92 - 77.92	13,733	—	0.00 - 0.00	24.77 - 24.77
			VanEck VIP Emerging Markets Fund Initial Class			
2021	110	44.38 - 44.38	4,897	0.92	0.00 - 0.00	(11.87) - (11.87)
2020	110	50.36 - 50.36	5,546	2.07	0.00 - 0.00	17.25 - 17.25
2019	119	42.95 - 42.95	5,123	0.46	0.00 - 0.00	30.60 - 30.60
2018	129	32.89 - 32.89	4,231	0.29	0.00 - 0.00	(23.49) - (23.49)
2017	129	42.98 - 42.98	5,538	0.43	0.00 - 0.00	51.03 - 51.03
			VanEck VIP Global Resources Fund Initial Class			
2021	132	31.37 - 31.37	4,145	0.44	0.00 - 0.00	18.92 - 18.92
2020	141	26.38 - 26.38	3,729	0.96	0.00 - 0.00	19.11 - 19.11
2019	137	22.15 - 22.15	3,034	—	0.00 - 0.00	11.87 - 11.87
2018	126	19.80 - 19.80	2,491	—	0.00 - 0.00	(28.28) - (28.28)
2017	120	27.61 - 27.61	3,319	—	0.00 - 0.00	(1.70) - (1.70)

92

Lincoln Benefit Life Company (A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.) Independent Auditors’ Reports and Statutory Financial Statements December 31, 2021 and 2020 1

Report of Independent Auditors The Board of Directors Lincoln Benefit Life Company Opinion We have audited the statutory-basis financial statements of Lincoln Benefit Life Company (the Company), which comprise the balance sheets as of December 31, 2021 and 2020, and the related statements of operations, changes in capital stock and surplus and cash flows for the years then ended, and the related notes to the financial statements (collectively referred to as the “financial statements”). Unmodified Opinion on Statutory Basis of Accounting In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2021 and 2020, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1. Adverse Opinion on U.S. Generally Accepted Accounting Principles In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2021 and 2020, or the results of its operations or its cash flows for the years then ended. Basis for Opinion We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions. Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Nebraska Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive. Responsibilities of Management for the Financial Statements Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error. In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the financial statements are issued. 2 A member firm of Ernst & Young Global Limited

Auditor’s Responsibilities for the Audit of the Financial Statements Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements. In performing an audit in accordance with GAAS, we: • Exercise professional judgment and maintain professional skepticism throughout the audit. • Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. • Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed. • Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements. • Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time. We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit. /s/ERNST&YOUNG March 31, 2022 3 A member firm of Ernst & Young Global Limited

INDEPENDENT AUDITORS’ REPORT To the Shareholders and Board of Directors of Lincoln Benefit Life Company Rosemont, Illinois We have audited the accompanying statutory financial statements of Lincoln Benefit Life Company (the "Company"), a wholly-owned subsidiary of LBL HoldCo II, Inc., which comprise the statutory statement of admitted assets, liabilities and capital stock and surplus as of December 31, 2019, and the related statutory statements of operations, changes in capital stock and surplus, and cash flows for the year ended December 31, 2019, and the related notes to the statutory financial statements (collectively referred to as the "statutory financial statements"). Management's Responsibility for the Statutory Financial Statements Management is responsible for the preparation and fair presentation of these statutory financial statements in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error. Auditors' Responsibility Our responsibility is to express an opinion on these statutory financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory financial statements are free from material misstatement. An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the statutory financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion. Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America As described in Note 1 to the statutory financial statements, the statutory financial statements are prepared by Lincoln Benefit Life Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska. The effects on the statutory financial statements of the variances between the statutory basis of accounting described in Note 1 to the statutory financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. Adverse Opinion on Accounting Principles Generally Accepted in the United States of America In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Lincoln Benefit Life Company as of December 31, 2019, or the results of its operations or its cash flows for the year ended December 31, 2019. 4

Opinion on Statutory Basis of Accounting In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Lincoln Benefit Life Company as of December 31, 2019, and the results of its operations and its cash flows for the year ended December 31, 2019 in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska as described in Note 1 to the statutory financial statements. /s/ DELOITTE & TOUCHE LLP Chicago, Illinois March 30, 2020 5

December 31, 2021 December 31, 2020 Admitted Assets Bonds $ 8,068,303 $ 8,074,319 Preferred stocks 305,949 122,120 Common stocks 60,918 46,472 Mortgage loans 840,699 721,238 Contract loans 34,539 35,744 Other investments 282,075 194,742 Receivables for securities 2,554 19 Cash, cash equivalents and short-term investments 372,907 562,782 Total cash and invested assets 9,967,944 9,757,436 Due and accrued investment income 74,243 72,823 Current income tax recoverable 40,565 13,291 Net deferred tax asset 33,495 33,165 Deferred premium and other assets, net 135,745 83,371 Separate account assets 1,815,358 1,671,786 Total Admitted Assets $ 12,067,350 $ 11,631,872 Liabilities, Capital Stock and Surplus Reserves for policy benefits 4,878,228 5,278,258 Reinsurance payable 16,591 5,847 Interest maintenance reserve 141,196 76,439 Asset valuation reserve 85,076 62,612 Funds held under coinsurance 4,327,204 4,064,012 Other liabilities 128,987 56,635 Repurchase liability 237,887 — Separate account liabilities 1,815,358 1,671,786 Total Liabilities $ 11,630,527 $ 11,215,589 Capital Stock and Surplus Common capital stock, $100 par value, 30,000 shares authorized and 25,000 shares outstanding 2,500 2,500 Gross paid in and contributed surplus 320,739 255,739 Unassigned funds 113,584 158,044 Total Capital Stock and Surplus $ 436,823 $ 416,283 Total Liabilities, Capital Stock and Surplus $ 12,067,350 $ 11,631,872 LINCOLN BENEFIT LIFE COMPANY STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL STOCK AND SURPLUS DECEMBER 31, 2021 AND 2020 ($’S IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS) See Notes to the Statutory Financial Statements 6

2021 2020 2019 Revenue Premiums $ (156,446) $ 277,662 $ (913,357) Net investment income 377,490 425,548 382,333 Commissions and expense allowance 56,155 74,255 84,423 Reserve adjustments on reinsurance ceded (87,188) (77,318) (686,158) Other income 2,768 7,493 34,628 Total revenue 192,779 707,640 (1,098,131) Benefits and expenses Benefit payments to policyholders and beneficiaries $ 378,774 $ 428,029 $ 389,734 Net change to policy benefit reserves (401,180) (5,119) (1,707,830) Net transfers from separate accounts (75,251) (45,228) (63,167) Commissions and operating expenses 262,769 307,230 270,576 Total benefits and expenses 165,112 684,912 (1,110,687) Gain from operations before dividends and taxes 27,667 22,728 12,556 Policyholder dividends 28 30 31 Gain from operations before taxes 27,639 22,698 12,525 Income tax benefit (15,223) (24,822) — Net gain from operations 42,862 47,520 12,525 Net realized capital gains (losses) 13,657 (2,301) 21,624 Net income $ 56,519 $ 45,219 $ 34,149 LINCOLN BENEFIT LIFE COMPANY STATUTORY STATEMENTS OF OPERATIONS FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 ($'S IN THOUSANDS) See Notes to the Statutory Financial Statements 7

LINCOLN BENEFIT LIFE COMPANY
STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS
FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019
($'S IN THOUSANDS)

	Common Capital Stock		Additional Paid-In Capital	Unassigned Funds	Total Capital Stock and Surplus
Balance, December 31, 2018	**25,000**	**$ 2,500**	**$ 171,003**	**$ 206,427**	**$ 379,930**
Change in paid-in capital	—	—	25,776	—	25,776
Net income	—	—	—	34,149	34,149
Change in net unrealized capital gains (losses)	—	—	—	(45,874)	(45,874)
Change in net deferred income tax	—	—	—	(5,802)	(5,802)
Change in nonadmitted assets	—	—	—	19,704	19,704
Dividends to stockholder	—	—	—	(40,000)	(40,000)
Change in unauthorized reinsurance	—	—	—	(4,606)	(4,606)
Change in asset valuation reserve	—	—	—	5,397	5,397
Deferral of ceding commission	—	—	—	(16,064)	(16,064)
Balance, December 31, 2019	**25,000**	**$ 2,500**	**$ 196,779**	**$ 153,331**	**$ 352,610**
Change in paid-in capital	—	—	58,960	—	58,960
Net income	—	—	—	45,219	45,219
Change in net unrealized capital gains (losses)	—	—	—	(71,678)	(71,678)
Change in net deferred income tax	—	—	—	27,044	27,044
Change in nonadmitted assets	—	—	—	(35,296)	(35,296)
Change in unauthorized reinsurance	—	—	—	1,077	1,077
Change in asset valuation reserve	—	—	—	(10,319)	(10,319)
Deferral of ceding commission	—	—	—	48,666	48,666
Balance, December 31, 2020	**25,000**	**$ 2,500**	**$ 255,739**	**$ 158,044**	**$ 416,283**
Change in paid-in capital	—	—	65,000	—	65,000
Net income	—	—	—	56,519	56,519
Change in net unrealized capital gains (losses)	—	—	—	(60,311)	(60,311)
Change in net deferred income tax	—	—	—	12,432	12,432
Change in nonadmitted assets	—	—	—	(19,805)	(19,805)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	3,530	3,530
Change in reserve on account of change in valuation basis, (increase) or decrease	—	—	—	5,766	5,766
Change in asset valuation reserve	—	—	—	(22,464)	(22,464)
Deferral of ceding commission	—	—	—	(20,128)	(20,128)
Balance, December 31, 2021	**25,000**	**$ 2,500**	**$ 320,739**	**$ 113,584**	**$ 436,823**

See Notes to the Statutory Financial Statements

8

LINCOLN BENEFIT LIFE COMPANY
STATUTORY STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019
($'S IN THOUSANDS)

	2021	2020	2019
Cash flows from operating activities:			
Premiums and other income received	$ 119,031	$ 686,775	$ 35,727
Investment income received	349,304	316,851	430,113
Benefit payments to policyholders and beneficiaries, including net transfers to separate accounts	(394,387)	(470,295)	(706,381)
Commissions, expenses and taxes paid	(292,818)	(249,078)	(200,532)
Net Cash (Used in) Provided by Operating Activities	(218,870)	284,253	(441,073)
Cash flows from investing activities:			
Proceeds from investments sold, matured, repaid or received			
Bonds	$ 2,692,020	$ 3,263,486	$ 1,176,624
Mortgage loans	230,722	124,885	277,171
Repurchase agreement	237,925	—	—
Other investments	50,826	23,217	48,813
Subtotal proceeds from investments	3,211,493	3,411,588	1,502,608
Cost of investments acquired:			
Bonds	2,556,186	4,859,995	936,205
Stocks	229,605	227,274	51,519
Mortgage loans	351,123	124,568	141,078
Other investments	97,126	152,638	20,452
Subtotal investments acquired	3,234,040	5,364,475	1,149,254
Net Increase (Decrease) in Contract Loans	(910)	2,170	(7,694)
Net Cash (Used in) Provided by Investing Activities	(21,637)	(1,955,057)	361,048
Cash flows from financing and miscellaneous sources:			
Net inflows on deposit-type contracts	$ 12,882	$ 904,797	$ 80,479
Dividend to stockholders	—	—	(40,000)
Funds held under coinsurance	62,766	965,642	67,847
Other cash provided (applied)	(25,017)	112,337	11,269
Net Cash Provided by Financing and Miscellaneous Sources	50,631	1,982,776	119,595
Net Increase in Cash and Short-term Investments	(189,876)	311,972	39,570
Cash, Cash Equivalents and Short-term Investments, Beginning of year	$ 562,783	$ 250,811	$ 211,240
Cash, Cash Equivalents and Short-term Investments, End of Year	$ 372,907	$ 562,783	$ 250,810
Supplemental disclosures of cash flow information for non-cash transactions:			
Change of intercompany note payable and receivable	$ 36,325	$ 252,675	$ (55,500)
Bonds, policy loans and other non-cash assets remitted for reinsurance premium settlement	200,426	321,394	1,444,046
IMR cession	5,000	81,743	33,277
Recapture of modified coinsurance	—	—	539,191
Surplus Note Commitment	35,000	—	—
Assets contributed from parent	15,000	—	—
Capital Contribution Payable	50,162	—	—

See Notes to the Statutory Financial Statements

9

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES GENERAL Lincoln Benefit Life Company (the “Company” or “Lincoln Benefit”) is a stock insurance company domiciled in the State of Nebraska. It is a wholly-owned subsidiary of LBL HoldCo II, Inc. (“HoldCo”), which in turn is a wholly-owned subsidiary of LBL HoldCo, Inc. (“Holdings”). On December 31, 2019, Guaranty Income Life Insurance Company (“GILICO”), an Iowa-domiciled insurance company, completed the acquisition (the “Transaction”) of Holdings and its subsidiaries (including the Company). Prior to December 31, 2019, Holdings was a wholly-owned subsidiary of RL LP (formerly Resolution Life LP) and RL Parallel LP (formerly Resolution Life (Parallel) LP). Lancaster Re Captive Insurance Company (“Lancaster Re”), a Nebraska domiciled captive insurance company, became a wholly- owned subsidiary of Lincoln Benefit on April 1, 2014. The Company is authorized to sell life insurance and retirement products in all states as well as, in the District of Columbia, the U.S. Virgin Islands and Guam with the exception of New York. Prior to July 18, 2013, the Company sold interest-sensitive, traditional and variable life insurance products through both exclusive agencies (“Allstate Sales channel”) and independent master brokerage agencies. Effective July 17, 2013, sales through the independent master brokerage agencies ceased. Sales through the Allstate Sales channel ceased in 2017. Allstate Life Insurance Company (“ALIC”), now known as Everlake Life Insurance Company ("Everlake"), continues to administer and reinsure all life insurance business written by Lincoln Benefit through the Allstate Sales channel, all immediate annuities written by Lincoln Benefit prior to April 1, 2014, certain term life policies written by Lincoln Benefit, and Lincoln Benefit’s variable annuity business. BASIS OF PRESENTATION The accompanying statutory financial statements of the Company are presented on the basis of accounting principles prescribed or permitted by the Nebraska Department of Insurance (“NE DOI” or the “Department”). The NE DOI requires insurance companies domiciled in the State of Nebraska to prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”). Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. There are no deviations from NAIC SAP in the Company’s statutory financial statements as presented for December 31, 2021, 2020 or 2019. DIFFERENCES BETWEEN NAIC SAP AND U.S. GAAP Accounting principles and procedures of the NAIC as prescribed or permitted by the Department comprise a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”). NAIC SAP differs from U.S. GAAP in several respects, which causes differences in reported assets, liabilities, stockholder’s equity (statutory capital and surplus), net income, and cash flows. The principal differences between NAIC SAP and U.S. GAAP include: • Investments in bonds are generally carried at amortized cost; under U.S. GAAP, investments in bonds, other than those classified as held-to-maturity, are carried at fair value. For bonds held as available-for-sale, changes in fair value are recorded in accumulated other comprehensive income. • The changes in the unrealized gains or losses on certain investments are recorded as increases or decreases in statutory surplus; under U.S. GAAP, such unrealized gains and losses are recorded as a component of comprehensive income. • Investments in insurance subsidiaries are generally carried on a statutory equity basis with equity in the earnings of subsidiaries reflected in unassigned surplus; under U.S. GAAP, subsidiaries are consolidated and results of operations are included in net income. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY FINANCIAL STATEMENTS DECEMBER 31, 2021 10

• Minority ownership interests in partnerships are generally carried on an equity method basis with changes in equity reflected in unassigned surplus; under U.S. GAAP, minority ownership interests in partnerships are subject to lower thresholds and are generally carried at cost. Larger ownership interests are carried on an equity method basis with changes in equity reflected in net income. Controlling interests may be considered affiliated and require consolidation. • Derivative instruments used as economic hedges are recorded at fair value and the changes in fair value are recorded as unrealized gains and losses in statutory surplus. Under U.S. GAAP, these derivatives are recorded at fair value and changes in fair value are recorded in net income. • Embedded derivatives are carried consistently with the host instruments. Under U.S. GAAP, the embedded derivatives that are not clearly and closely related to the host are generally bifurcated and accounted for like any other freestanding derivative. • Interest Maintenance Reserve (“IMR”) represents the deferral of interest-related realized gains and losses, net of tax, on primarily fixed maturity investments which are amortized into income over the remaining life of the investment sold. No such reserve is required under U.S. GAAP. • Asset Valuation Reserve (“AVR”) represents a contingency reserve for credit related risk on most invested assets of the Company and is charged to statutory surplus. No such reserve is required under U.S. GAAP, but mortgage loans are recorded net of allowances for estimated uncollectible amounts. • Certain assets, principally prepaid expenses, agents’ balances, and certain deferred tax assets have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus. Under U.S. GAAP, such amounts are carried with an appropriate valuation allowance, when necessary. • Intangible assets such as present value of future profits and other adjustments, resulting from the Company’s acquisitions, are not recorded for statutory purposes. Intangible assets such as goodwill are recorded for statutory purposes with limitations and amortized. Under U.S. GAAP, the present value of future profits is recorded and amortized and goodwill is recorded at cost and tested for impairment using a fair value methodology at least annually. • A provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers. The change in this provision is credited or charged to unassigned statutory surplus. Under U.S. GAAP, a provision is established for uncollectible reinsurance balances with any changes to this provision reflected in earnings for the period. • Aggregate reserves for a majority of life insurance and fixed annuity contracts are based on statutory mortality and interest requirements without consideration for anticipated withdrawals. Variable annuity contracts are reserved for using a prescribed principles-based approach. Under U.S. GAAP reserves for term life and fixed annuities are based on the present value of future benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. Reserves for universal life and deferred annuities are recognized by establishing a liability equal to the current account value of the policyholders’ contracts, with an additional reserve for certain guaranteed benefits. • Reserves are reported net of ceded reinsurance; under U.S. GAAP, reserves relating to business in which the ceding company is not legally relieved of its liability are reported gross with an offsetting reinsurance receivable. • Certain annuity contracts which do not pass through all investment gains to the contract holders are maintained in the separate accounts, whereas U.S. GAAP reports these contracts in the general account of the Company. • Policy acquisition costs are expensed as incurred; under U.S. GAAP, these costs are related to the successful acquisition of new and renewal insurance policies and investment contracts which are deferred and recognized over either the expected premium paying period or the expected gross profits. • The cumulative effect of changes in accounting principles are recorded as increases or decreases in statutory surplus; under U.S. GAAP, cumulative effects of changes in accounting principles generally affect equity and net income. • Premiums of universal life and deferred annuity contracts including policy charges are recorded as revenue when due. Under U.S. GAAP, policy charges are recorded as revenue when due, and the premiums are recorded as policyholder account balances. • Federal income taxes are provided for in the Company’s estimated current and deferred taxes. Income taxes incurred include current year estimates of Federal income taxes due or refundable, based on tax returns for the current year and all prior years LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY FINANCIAL STATEMENTS DECEMBER 31, 2021 11

to the extent not previously provided. Deferred taxes are provided for differences between the statutory financial statement basis and the tax basis of assets and liabilities. Changes in deferred tax assets ("DTAs") and deferred tax liabilities ("DTLs") are recognized as a separate component of gains and losses in statutory unassigned surplus, while under U.S. GAAP, these changes are included in income tax expense or benefit. Under U.S. GAAP and NAIC SAP, gross deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized. The remaining adjusted gross deferred tax asset not meeting certain criteria outlined in Statement of Statutory Accounting Principle (“SSAP”) No. 101, “Income Taxes” (“SSAP No. 101”), are not admitted. • The Statutory Statements of Cash Flows differ in certain respects from the presentation required by U.S. GAAP, including the presentation of the changes in cash and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities of one year or less at the time of acquisition. For statutory purposes, there is no reconciliation between net income and cash from operations. • NAIC SAP does not require the presentation of a Statement of Comprehensive Income; under U.S. GAAP such a statement is required. The effects on the Company’s financial statements attributable to the differences between NAIC SAP and U.S. GAAP are unknown and are presumed to be material. USE OF ESTIMATES The preparation of financial statements in conformity with statutory accounting principles prescribed or permitted by the State of Nebraska requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, allowance for loan losses, aggregate reserves for life policies and contracts, deferred income taxes, provision for income taxes and other-than-temporary impairments (“OTTI”) of investments. FINANCIAL INSTRUMENTS In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments, debt and equity securities and mortgage loans. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuations. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses. SIGNIFICANT ACCOUNTING POLICIES The following is a summary of significant accounting policies followed by the Company in preparing the accompanying statutory- based financial statements: INVESTMENTS Cash, cash equivalents and short-term investments Cash, cash equivalents and short-term investments are highly liquid securities. The Company’s cash equivalents primarily include cash, commercial paper and certain money market investments which have an original term to maturity of less than three months. Short-term investments include debt instruments with a term to maturity exceeding three months, but less than one year on the date of acquisition. Cash equivalents and short-term investments are carried at estimated fair value or amortized cost, which approximates fair value. Bonds Investments in debt securities including bonds, mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”) are stated at amortized cost using the interest method. Where the NAIC rating has fallen to 6 and the fair value has fallen below LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY FINANCIAL STATEMENTS DECEMBER 31, 2021 12

amortized cost, they are stated at fair value. The ratings for certain residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) were determined by comparing the insurer’s carrying value divided by remaining par value to price ranges modeled by a third-party vendor chosen by the NAIC that correspond to each NAIC designation. Comparisons were initially made to the model based on amortized cost. Where the resulting rating was a NAIC 6 per the model, further comparison based on fair value was required which, in some cases, resulted in a higher final NAIC rating. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class MBS and ABS are estimated by management using inputs obtained from third-party specialists and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis. If the collection of all contractual cash flows is not probable, an OTTI may be indicated. The process of analyzing securities for an OTTI adjustment is further described in Note 3. Common Stocks The Company holds unaffiliated common stock. Common stock is held at fair value, while shares of Federal Home Loan Bank of Chicago (“FHLB”) stock are reported at cost which approximates fair value. Preferred Stocks The Company holds unaffiliated redeemable and non-redeemable preferred stock. Preferred stocks are reported at amortized cost based on credit rating as prescribed in Statement of Statutory Accounting Principle (“SSAP”) No. 32, “Preferred Stock”. Effective January 2021, with early adoption permitted, the NAIC revised SSAP No. 32 to SSAP No. 32R in order to update guidance for perpetual preferred stocks. For reporting entities that maintain an Asset Valuation Reserve ("AVR"), perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. This limitation results only when the call is 1) currently exercisable by the issuer, or 2) the issuer has announced that the instruments will be redeemed/called. Previously, these securities were carried based on NAIC credit rating with designations of NAIC 1 to NAIC 3 carried at amortized cost and NAIC 4 to NAIC 6 carried at the lower of amortized cost or fair value. Investments in Subsidiaries Investments in insurance subsidiaries are carried based on the underlying statutory equity of the subsidiary. The Company’s investment in Lancaster Re is fully nonadmitted as of December 31, 2021 and 2020. The Company’s book/carrying values and nonadmitted value of its investment in Lancaster Re were $174.5 million and $168.0 million as of December 31, 2021 and 2020, respectively. Mortgage Loans Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are stated at amortized cost using the effective interest rate method, net of provisions for estimated losses. Purchases and sales of mortgage loans are recognized or derecognized in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital Stock on the loan’s settlement date, which is the date that the Company cash settles the purchase or sale of the loan. Transaction costs on mortgage loans are capitalized on initial recognition and are recognized in the Company’s Statutory Statements of Operations using the effective interest rate method. Mortgage loans, which primarily include commercial first lien mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s value at the time that the original loan is made. The Company regularly assesses the value of the collateral. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY FINANCIAL STATEMENTS DECEMBER 31, 2021 13

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. When a mortgage loan is classified as impaired, allowances for credit losses are established to adjust the carrying value of the loan to its net recoverable amount. The allowance for credit losses are estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral, if the loan is collateral dependent. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral less cost to sell, is less than the recorded amount of the loan. The full extent of impairment in the mortgage portfolio cannot be assessed solely by reviewing these loans individually. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. While management believes that it uses the best information available to establish the loan loss allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them. It is the Company's policy to cease to carry accrued interest on commercial mortgage loans in default if deemed uncollectible or over 180 days past due. The Company held no investments in non-accrual status as of December 31, 2021 or 2020. Interest income is recognized on impaired mortgage loans upon receipt. Changes in allowances for losses are recorded as changes in unrealized gains and losses to surplus. Once the conditions causing impairment improve and future payments are reasonably assured, the mortgages are no longer classified as impaired and the Company resumes accrual of income. However, if the original terms of the contract have been changed resulting in the Company providing an economic concession to the borrower at below market rates, then the mortgage is reclassified as restructured. If the conditions causing impairment do not improve and future payments remain unassured, the Company typically derecognizes the asset through disposition or foreclosure. Uncollectible collateral-dependent loans are written off through realized losses for any difference between the carrying value and amount received for the underlying property at the time of disposition or foreclosure. Contract Loans Contract loans are carried at the amount of outstanding principal balance. Contract loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy. Other Investments Other investments include investments in surplus notes, interests in limited partnerships, derivatives and collateral loans. Investments in surplus notes that are rated NAIC 1 or NAIC 2 are carried at amortized cost. Investments in limited partnerships that lack a controlling ownership interest are reported under the equity method. Collateral loans are reported at outstanding balance with a corresponding non-admitted asset for any amounts which are in excess of the fair value of the pledged collateral. The Company did not report any Low Income House Tax Credit (LIHTC) investments as of December 31, 2021 and 2020. Derivatives Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are valued and reported consistently with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are valued at fair value with the changes in fair value recorded as unrealized gains and losses in statutory surplus. Realized investment gains and losses from derivatives that qualify for hedge accounting are reduced by amounts transferred to IMR. Derivative financial instruments acquired by the Company were used to economically hedge the risks with certain assets and liabilities arising from potential adverse impacts from changes in risk-free interest rates and equity markets related to the Company’s equity indexed annuity and life contracts. The Company does not use derivatives for speculative purposes. Derivatives may include index option contracts and futures and interest rate swaps and are included in Other Investments on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The notional amounts specified in the contracts are LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY FINANCIAL STATEMENTS DECEMBER 31, 2021 14

used to calculate contractual payments under the agreements and are generally not representative of the potential for gain or loss on these contracts. The Company did not report any derivatives as accounting hedges as of December 31, 2021 and 2020. ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE The AVR is established as a liability based upon a formula prescribed by the NAIC to offset potential credit-related investment losses on all invested assets, with changes in the AVR charged or credited directly to surplus. The IMR is established as a liability to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds and mortgage loans, resulting from changes in the general level of interest rates, and is amortized into income over the remaining years to expected maturity of the assets sold. Should the deferral of realized losses, net of income tax, result in a debit balance IMR, that amount is presented as an asset and nonadmitted. INVESTMENT INCOME DUE AND ACCRUED Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds in default, (b) bonds delinquent more than 90 days or where collection of interest is improbable and (c) mortgage loans in default if deemed uncollectible or over 180 days past due. As of December 31, 2021, the Company had $0.1 million of nonadmitted investment income due and accrued. As of December 31, 2020, the Company’s nonadmitted investment income due and accrued was zero. POLICY AND CONTRACT RESERVES Policy reserves on annuity and supplementary contracts are calculated using the Commissioners’ Annuity Reserve Valuation Method, except variable annuities which use the Commissioners’ Annuity Reserve Valuation Method for Variable Annuities. The valuation interest assumptions follow the Standard Valuation Law and vary by the contracts’ characteristics and issue year. Policy reserves on life contracts are based on statutory mortality and valuation interest rates using the Commissioner’s Reserve Valuation Method without consideration of withdrawals. The valuation interest and mortality assumptions follow the Standard Valuation Law and vary by the contracts’ characteristics and issue year. Valuation methods provide, in the aggregate, reserves that are greater than or equal to the minimum of guaranteed policy cash values or the amount required by law. Accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using specified statutory interest rates and mortality. Morbidity and lapse assumptions are based on Company experience. Liability for deposit-type contracts represents contracts without significant mortality or morbidity risk. Payments received from sales of deposit-type contracts are recognized by providing a liability equal to the current value of the policyholders’ contracts. Interest rates credited to these contracts are based on the applicable terms of the respective contract. LIABILITY FOR POLICY AND CONTRACT CLAIMS Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amounts reported are based upon actual pending claim amounts and historical experience, adjusted for trends and current circumstances. Revisions of these estimates are included in the Company’s Statutory Statements of Operations in the year such adjustments are determined to be required. INCOME TAXES The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with SSAP No. 101. Under the applicable asset and liability method for recording deferred income taxes, deferred taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes, using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on DTAs and DTLs is recognized in the period that includes the enactment date. Valuation allowances on DTAs are estimated LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY FINANCIAL STATEMENTS DECEMBER 31, 2021 15

based on the Company’s assessment of the realizability of such amounts. Refer to Note 13 of the Company’s financial statements for further discussion of the Company’s income taxes. REINSURANCE Policy and contract liabilities ceded have been reported as a reduction of the related reserves. Premiums, commissions, expense reimbursement, claims, and claim adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies. A liability has been provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of domicile and is included in funds held under reinsurance treaties with unauthorized companies. Changes in this liability are reported directly in unassigned surplus. EXPERIENCE REFUNDS Experience refunds are calculated in accordance with the applicable reinsurance agreements. Experience refunds are primarily determined by claims experience on the ceded blocks, in addition to numerous factors that include profitability of the Company during the period covered by the refund and capitalization levels of the Company. Experience refunds are recorded directly in the Company’s Statutory Statements of Operations. GUARANTY ASSOCIATION ASSESSMENTS The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business. Certain guaranty fund assessments paid by the Company are recoverable through premium tax credits over time. RECOGNITION OF REVENUE AND RELATED EXPENSES Scheduled life, accident and health insurance premiums and annuity considerations are recognized as revenue when due. Premiums for universal life and single premium contracts are recognized as revenue when collected. Benefits, surrenders and withdrawals are expensed as incurred. All acquisition costs and maintenance expenses are charged to the Company’s Statutory Statements of Operations as incurred. OTHER INCOME Other income primarily consists of various insurance policy charges. In 2021 and 2020, other income also includes IMR ceded as part of the Company’s reinsurance program described in Note 8. SEPARATE ACCOUNTS The Company has established unitized Separate Accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in the variable Separate Accounts include individual and group life and annuity contracts. Net investment income, capital gains and losses, and changes in mutual fund asset values on the variable Separate Accounts are allocated to policyholders and therefore do not affect the operating results of the Company. Assets held in the variable Separate Accounts are carried at fair value. The investment risk of such securities is retained by the contractholder. The Company earns separate account fees for providing administrative services and bearing the mortality risks related to contracts for which funds are invested in variable Separate Accounts. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY FINANCIAL STATEMENTS DECEMBER 31, 2021 16

The activity of the variable Separate Accounts is not reflected in the Company’s financial statements except for the following: • The fees that the Company receives, which are assessed periodically and recognized as revenue when assessed. • The activity related to the guaranteed minimum death benefit, guaranteed minimum accumulation benefit and guaranteed minimum withdrawal benefit with offsetting transfers to/from the variable Separate Accounts are reflected in the Company’s financial statements. • Premiums and withdrawals with offsetting transfers to/from the variable Separate Accounts are reflected in the Statutory Company’s Statement of Operations. • Transfers from the variable Separate Accounts due and accrued, which include accrued expense allowances receivable from the variable Separate Accounts. • The dividends-received-deduction (“DRD”), which is included in the Company’s income tax expense, is calculated based upon the variable Separate Accounts’ assets held in connection with variable contracts. The results of variable annuity contracts and certain variable life policies are reinsured to Everlake, formerly ALIC, pursuant to a modified coinsurance agreement. NONADMITTED ASSETS Certain assets are designated as “nonadmitted” under NAIC SAP. Such assets, principally related to amounts advanced to or due from financial representatives, prepaid expenses, aged reinsurance recoverables, deferred tax assets in excess of statutory limits and the Company’s investment in Lancaster Re are excluded from assets and surplus in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2021 and 2020. RECLASSIFICATIONS Certain prior year amounts have been reclassified to conform with the current year financial statement presentation. ACCOUNTING PRONOUNCEMENTS Effective December 2021, the NAIC revised SSAP No. 43R that 1) on Modeled RMBS/CMBS tranches that do not have expected losses will be assigned an NAIC 1 Designation and a NAIC 1.A. Designation Category and 2) financial modeling for "legacy" RMBS/CMBS securities, should continue to utilize the insurer's carrying value for said modeling. For non-legacy RMBS/CMBS (those that closed after December 31, 2012) the NAIC designation and NAIC designation category assigned by the NAIC Securities Valuation Office must be used. The impact of this revision did not have a significant impact on the financial statements as of December 31, 2021. On March 15, 2021, the NAIC adopted, as final, the exposed revisions to SSAP No. 43R, “Loan-Backed and Structures Securities” to incorporate minor scope modifications to reflect recent changes to the Freddie Mac Structured Agency Credit Risk (STACR) and Fannie Mae Connecticut Avenue Securities (CAS) programs. The edits allow credit risk transfer securities from Freddie Mac and Fannie Mae to remain in scope of SSAP No. 43R when a REMIC structure is used. The adoption of these revisions did not have a significant impact on the financial statements of the Company. Effective January 2021 with early adoption permitted, the NAIC revised SSAP No. 32, “Preferred Stocks” to SSAP No. 32R in order to update guidance for perpetual preferred stocks. For reporting entities that maintain an Asset Valuation Reserve (“AVR”), perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Previously, these securities were carried based on NAIC credit rating with designations of NAIC 1 to NAIC 3 carried at amortized cost and NAIC 4 to NAIC 6 carried at the lower of amortized cost or fair value. The adoption of this revision resulted in $4.5 million unrealized gain/(loss) to be recorded through unassigned surplus as of December 31, 2021. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY FINANCIAL STATEMENTS DECEMBER 31, 2021 17

Effective January 2021 with early adoption permitted, the NAIC revised SSAP No. 26R, “Bonds” related to perpetual bonds which are now reported at fair value, not to exceed any currently effective call price. For perpetual bonds with an effective call option, any applicable premium is amortized utilizing the yield-to-worst method. The adoption of these revisions did not have an impact on the financial statements of the Company. Effective January 2021 with early adoption preferred, the NAIC additionally revised SSAP No. 26R, “Bonds” related to disclosures for prepayment or acceleration fees. The revisions expanded the called bond disclosures to include tender offers. The adoption of this revision did not have a significant impact on the financial statements of the Company. Effective January 2020 with early adoption permitted, the NAIC revised Statement of Statutory Accounting Principle (“SSAP”) No. 22, “Leases” to SSAP No. 22R, “Leases - Revised” in order to update guidance on leases, including leveraged leases and sale-leaseback transactions. The substantive revisions to SSAP No. 22 were the result of U. S. GAAP based changes by the Financial Accounting Standards Board (“FASB”) through issuance of Accounting Standards Update (“ASU”) 2016-02, “Leases (Topic 842)”. The adoption of these revisions did not have an impact on the financial statements of the Company as the “operating lease” approach without recognition of a right-to-use asset or lease liability is still used under NAIC SAP for lessees. Effective January 2020 with early adoption permitted, the NAIC revised SSAP No. 100R, “Fair Value”, as a result of the issuance of ASU 2018-13, “Changes to the Disclosure Requirements for Fair Value Measurement”. This ASU was issued in August 2018 as part of a FASB project to improve the effectiveness of U.S. GAAP disclosures. The adoption of these revisions did not have a significant impact on the financial statements of the Company and disclosures in Note 12. 2. RELATED PARTY TRANSACTIONS The Company has significant transactions with affiliates. Intercompany revenues and expenses recognized under these agreements may not necessarily be indicative of costs that would be incurred if the Company operated on a stand-alone basis and if these transactions were with unrelated parties. Below is a summary of significant transactions with affiliates. Capital Contributions and Dividends During 2021, 2020 and 2019, the Company received capital contributions in the amount of $65.0 million, $55.0 million and $20.0 million, respectively, from GILICO. After receiving prior approval from the NE DOI, the Company paid extraordinary dividends of $40.0 million in 2019. The Company did not pay any extraordinary dividends in 2021 or 2020. For the year ended December 31, 2021, the Company contributed $76.2 million to Lancaster Re, of which, $50.2 million was recorded as a contribution payable at December 31, 2021. For the year ended December 31, 2020, the Company contributed $82.0 million to Lancaster Re. In 2019, the Company contributed $50.0 million to Lancaster Re. Reinsurance Related Agreements As more fully described in Note 8, the Company is party to various reinsurance transactions with affiliates. Effective April 1, 2020, the Company entered into a stop loss agreement with Kuvare Life Re Ltd., a Bermuda affiliate, to cover excess losses associated with life policies reinsured with Lancaster Re. The Company had a net payable of $0.3 million at December 31, 2021 and December 31, 2020. Effective October 1, 2020, amended on July 1, 2021 the Company entered into a coinsurance agreement with Kuvare Bermuda Re Ltd., resulting in the transfer of certain fixed annuity contracts. The Company ceded statutory reserves of $1,224.0 million for which amounts are collateralized with a funds withheld account. The Company amended the agreement effective July 1, 2021 to increase the quota share from 35% to 50% on certain annuities ceding an additional $200.4 million of reserves. The Company had a payable of $4.7 million at December 31, 2021 and a receivable of $1.3 million at December 31, 2020. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY FINANCIAL STATEMENTS DECEMBER 31, 2021 18

On December 31, 2019, the Company entered into a coinsurance agreement with GILICO, resulting in the transfer of certain life and annuity contracts. The Company ceded statutory reserves of $1,253.9 million in return for a ceding commission of $27.0 million, which was recorded in the Statutory Statements of Operations. The Company had a net receivable of $9.5 million and $11.1 million from GILICO under terms of the coinsurance agreement at December 31, 2021 and December 31, 2020, respectively. Effective April 1, 2014, amended and restated on April 1, 2020, the Company entered into an indemnity reinsurance agreement on a combination coinsurance and coinsurance funds withheld basis with Lancaster Re, resulting in the transfer of XXX and AXXX reserves associated with certain term and universal life policies. In April 2014, the Company ceded statutory reserves of $2,773.2 million in return for a ceding commission, which was deferred net of tax into unassigned surplus in accordance with NAIC SAP. Amortization of $16.0 million, $16.3 million and $16.1 million was recorded during the years ended December 31, 2021, 2020 and 2019, resulting in an unamortized balance in surplus at December 31, 2021, 2020 and 2019 of $198.2 million, $214.2 million and $230.5 million, respectively. The deferred ceding commission is amortized into income over the period under which earnings emerge from the business reinsured. The Company had a net reinsurance receivable from Lancaster Re of $24.7 million and $22.0 million at December 31, 2021 and 2020, respectively. There is no reported risk-based capital or Primary Security shortfall associated with these agreements. Administrative Service Agreements and Other The Company and HoldCo have entered into a Services Agreement to provide certain administrative and other services to each other. Total expenses incurred under this agreement to HoldCo were $9.7 million, $8.7 million and $13.5 million for the years ended December 31, 2021, 2020 and 2019, respectively. The Company and Lancaster Re have entered into a Services Agreement to provide certain administrative and other services to Lancaster Re. The Company and Lancaster Re also entered into an Investment Services Agreement pursuant to which the Company will provide investment management services with respect to assets of Lancaster Re. The Investment Services Agreement does not apply to the Funds Withheld Account held at Lincoln Benefit. Assets may be added to or withdrawn from the accounts at any time by Lancaster Re. Management and administrative fees are payable quarterly and totaled approximately $1.3 million for the years ended December 31, 2021 and 2020, respectively. Effective December 31, 2019, the Company entered into a Cost Sharing and Services Agreement with Kuvare US Holdings, Inc. (“Kuvare”) and Kuvare Insurance Services LP (“KIS”) whereby Kuvare and KIS have agreed to provide certain management and administrative services to Lincoln Benefit, including management, reinsurance, legal, audit, administration, financial planning and other services. Lincoln Benefit reimburses Kuvare and KIS at cost for services provided by Kuvare and KIS pursuant to this agreement. Total expenses incurred under this agreement to the Company were $6.4 million and $5.1 million for the year ended December 31, 2021 and December 31, 2020, respectively. On December 31, 2019, Lincoln Benefit entered into an Investment Management Agreement with KIS, whereby KIS has agreed to provide certain investment advisory and management services to Lincoln Benefit. Total expenses incurred under this agreement to the Company were $24.5 million and $23.7 million for the year ended December 31, 2021 and December 31, 2020, respectively. The Company and Lancaster Re have entered into a Tax Allocation Agreement. Refer to Note 13 for more information related to this agreement. Effective April 1, 2014, the Company entered into a Fee Letter (the “Fee Letter”) with Lanis LLC ("Lanis") pursuant to which the Company will pay Lanis the risk spread due on the Credit-Linked Note issued by Lanis to Lancaster Re. A reserve had been established on the balance sheet for these payments through April 1, 2019. The reserve was based on a former letter agreement between the Company and Holdco which was terminated effective April 1, 2020. The fee letter also provided reimbursement in cash for any risk spread fees paid by the Company. During 2020, Holdco contributed capital of $2.0 million to the Company in line with the Fee Letter. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY FINANCIAL STATEMENTS DECEMBER 31, 2021 19

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2021

Effective November 4, 2016, the Company entered into an intercompany note receivable and note payable agreement with Lancaster Re in equal amounts (initially $100 million, and up to $500 million). The consideration for each note is offset, and interest is paid quarterly based on rates defined in the agreement. The gross amounts as of December 31, 2021 and 2020 were $500.0 million and $463.7 million, respectively.

The maturities of the outstanding intercompany note receivable and payable as of December 31, 2021 and 2020 were as follows:

($'s thousands)	December 31, 2021	December 31, 2020
2021	—	105,000
2022	164,825	103,425
2023	91,925	62,000
2024	60,000	42,000
2025	159,250	151,250
2028	4,000	—
2031	20,000	—
Total	**$ 500,000**	**$ 463,675**

Interest expense incurred on the note payable and interest income earned on the note receivable for the year ended December 31, 2021 were $20.0 million and $4.1 million, respectively. Interest expense incurred on the note payable and interest income earned on the note receivable for the year ended December 31, 2020 were $5.9 million and $3.9 million, respectively. Interest expense incurred on the note payable and interest income earned on the note receivable for the year ended December 31, 2019 were $10.6 million and $4.7 million, respectively.

Amounts Due To or From Affiliates

The Company reported the following receivables/(payables) to affiliates as of December 31, 2021 and 2020 excluding amounts related to taxes (see Note 13) and reinsurance agreements:

($'s in thousands)	December 31, 2021	December 31, 2020
HoldCo	$ (2,711)	$ (1,652)
Lancaster Re	(3,406)	474
Lanis	—	—
United Life Insurance Company	5	—
Guaranty Income Life Insurance Company	14	—
Kuvare	(7,749)	(8,578)

Intercompany receivable and payable balances are evaluated on an individual company basis. Intercompany balances are generally settled quarterly.

20

3. INVESTMENTS The statement value and fair value of the Company’s debt securities as of December 31, 2021 and 2020 were as follows: December 31, 2021 ($'s in thousands) Statement Value Gross Unrealized Gains Gross Unrealized Losses Fair Value U.S. governments $ 185,440 $ 1,744 $ (5,930) $ 181,254 All other governments 23,403 319 (404) 23,318 U.S. states, territories and possessions 4,676 384 — 5,060 U.S. political subdivisions 58,694 3,053 (94) 61,653 Special revenue 1,236,462 52,864 (13,283) 1,276,043 Industrial and miscellaneous 6,448,291 427,283 (47,801) 6,827,773 Hybrids 111,337 5,589 (1,044) 115,882 Total bonds $ 8,068,303 $ 491,236 $ (68,556) $ 8,490,983 December 31, 2020 ($'s in thousands) Statement Value Gross Unrealized Gains Gross Unrealized Losses Fair Value U.S. governments $ 638,836 $ 4,850 $ (497) $ 643,189 All other governments 12,776 452 — 13,228 U.S. states, territories and possessions 19,982 4,021 — 24,003 U.S. political subdivisions 72,500 8,132 (42) 80,590 Special revenue 1,085,852 110,757 (1,134) 1,195,475 Industrial and miscellaneous 6,098,527 657,746 (26,313) 6,729,960 Hybrids 145,846 8,817 (2,447) 152,216 Total bonds $ 8,074,319 $ 794,775 $ (30,433) $ 8,838,661 LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY FINANCIAL STATEMENTS DECEMBER 31, 2021 21

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2021

The statement value and estimated fair value as of December 31, 2021 by maturity periods for debt securities, other than ABS and MBS were as shown below:

December 31, 2021

($'s in thousands)	Statement Value	Fair Value
Due in one year or less	$ 32,575	$ 33,138
Due after one through five years	664,424	684,659
Due after five through ten years	848,068	873,909
Due after ten years	4,485,545	4,840,174
Total before asset and mortgage-backed securities	6,030,612	6,431,880
Asset and mortgage-backed securities	2,037,691	2,059,103
Total bonds	**$ 8,068,303**	**$ 8,490,983**

Actual maturities may differ from contractual maturities on ABS and MBS because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties; accordingly, the contractual maturities for those securities are not shown.

Proceeds from sales of investments in debt securities for the years ended December 31, 2021, 2020 and 2019 were $2.0 billion, $2.9 billion and $0.9 billion, respectively; gross gains for the years ended December 31, 2021, 2020 and 2019 were $140.4 million, $232.0 million and $47.4 million, respectively, and gross losses for the years ended December 31, 2021, 2020 and 2019 were $18.8 million, $16.1 million and $19.3 million, respectively. Investment grade debt securities were 96.1% and 97.4% of the Company's total debt securities as of December 31, 2021 and 2020, respectively.

The Company held the following 5GI securities at December 31, 2021 and December 31, 2020:

($'s in thousands, except # of securities)	Number of 5GI Securities		Aggregate BACV		Aggregate Fair Value	
	2021	2020	2021	2020	2021	2020
Bonds - AC	—	—	$ —	$ —	$ —	$ —
LB&SS - AC	—	—	—	—	—	—
Preferred Stock - AC	2	—	20,475	—	21,114	—
Preferred Stock - FV	—	—	—	—	—	—
Total	2	—	20,475	—	21,114	—

5GI securities are securities that have an NAIC 5 designation while "GI" refers to General Interrogatory and distinguishes NAIC 5GI securities from an NAIC 5 Designation.

For securities sold, redeemed or otherwise disposed as a result of a callable feature (including make whole call provisions), the number of CUSIPs and amount of investment income for the years ended December 31, 2021, 2020 and 2019 were as follows:

($'s in thousands, except # of securities)

	December 31, 2021		December 31, 2020		December 31, 2019	
Type	General Account	Separate Account	General Account	Separate Account	General Account	Separate Account
Number of CUSIPs	15	—	19	—	22	—
Aggregate Amount of Investment Income	$ 1,803	$ —	$ 8,057	$ —	$ 3,785	$ —

22

Pricing Non-U.S. government fixed income holdings are valued on the basis of the quotes provided by pricing services, which are subject to pricing validation reviews and a pricing vendor challenge process. Valuations provided by vendors are generally based on the actual trade information as substantially all of the Company’s non-U.S. government holdings are traded in a transparent and liquid market. Corporate debt securities mainly include investment grade positions, which are priced on the basis of quotes provided by third- party pricing vendors and first utilize valuation inputs from actively traded securities, such as bid prices, bid spreads to Treasury securities, Treasury curves, and same or comparable issuer curves and spreads. Issuer spreads are determined from actual quotes and traded prices and incorporate considerations of credit/default, sector composition, liquidity and call features. Where market data is not available valuations are developed based on the modeling techniques that utilize observable inputs and option adjusted spreads and incorporate considerations of the security’s seniority, maturity and the issuer’s corporate structure. Values of RMBS, CMBS and ABS are obtained from third-party pricing vendors and through quoted prices, some of which may be based on the prices of comparable securities with similar structural and collateral features. Pricing inputs for ABS which are primarily comprised of debt securitized by credit card; student loan and auto receivables; focus on capturing collateral quality and performance, payment patterns, and delinquencies. Values of certain ABS for which there are no significant observable inputs are developed using benchmarks to similar transactions or indices. For both CMBS and RMBS, cash flows are derived based on the transaction-specific information which incorporates priority in the capital structure and are generally adjusted to reflect benchmark yields, market prepayment data, collateral performance (default rates and loss severity) for specific vintage and geography, credit enhancements, and ratings. For certain RMBS and CMBS with low levels of market liquidity, judgments may be required to determine comparable securities based on the loan type and deal-specific performance. CMBS terms may also incorporate lock-out periods that restrict borrowers from prepaying the loans or provide disincentives to prepay and therefore reduce prepayment risk of these securities, as compared to RMBS. The factors specifically considered in valuation of CMBS include borrower-specific statistics in a specific region, such as debt service coverage and loan-to-value ratios, as well as the type of commercial property. Other-than-temporary impairments The Company recognizes and measures OTTI for ABS and MBS in accordance with SSAP No. 43R, “Loan-Backed and Structured Securities”. In accordance with SSAP No. 43R, if the fair value of a structured security is less than its amortized cost basis at the balance sheet date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and the present value of its expected future cash flows discounted at the effective interest rate implicit in the security. If the Company intends to sell the structured security, or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. The amount of the OTTI recognized in earnings is the difference between the amortized cost basis and the fair value of the security. If the Company does not intend to sell the structured security, or it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company performs cash flow testing to determine if the present value of its expected future cash flows discounted at the effective interest rate implicit in the security is less than its amortized cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral. Losses incurred on the respective portfolios are based on loss models using assumptions about key systemic risks such as unemployment rates and housing prices and loan specific information such as delinquency rates and loan-to-value ratios. If the fair value of a debt security, other than those subject to SSAP No. 43R, is less than its amortized cost basis at the balance sheet date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and its fair value. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY FINANCIAL STATEMENTS DECEMBER 31, 2021 23

If the Company intends to sell the debt security, or it is more likely that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. If the Company does not intend to sell the debt security, or it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company employs a portfolio monitoring process to identify securities that are OTTI. The Company has an Investment Committee comprised of investment and finance professionals which meets at least quarterly to review individual issues or issuers that may be of concern. In determining whether a security is OTTI, the Investment Committee considers the factors described below. The process involves a quarterly screening of all securities where fair value is less than the amortized cost basis. Discrete credit events, such as a ratings downgrade, are also used to identify securities that may be OTTI. The securities identified are then evaluated based on issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial position and its near-term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector. As a supplement to the qualitative assessment, independent screenings are performed to help identify securities that should be carefully scrutinized for inclusion on the watchlist and in the proper category. These include things like market value to book value ratio, highest unrealized losses, length of time at an unrealized loss and stress test results for structured securities. In making these evaluations, the Credit Committee exercises considerable judgment. Based on this evaluation, issues or issuers are considered for inclusion on one of the Company’s following watchlists: Monitor, Concern, High Concern, or Default. “Monitor List”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require monitoring on a quarterly basis. The likelihood of future non‑repayment is considered not probable. For loan‑backed and structured securities, a principal loss would be projected under a significant stress model scenario. No OTTI charge is recorded in the Company’s Statutory Statements of Operations for unrealized loss on securities related to these issuers. “Concern List”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require monitoring on a quarterly basis. The likelihood of future non‑repayment is considered above average but not probable. For loan‑backed and structured securities, a principal loss would be projected under a stress model scenario. No OTTI charge is recorded in the Company’s Statutory Statements of Operations for unrealized loss on securities related to these issuers. “High Concern”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require continued monitoring. A security is moved from the Concern List to the High Concern List when changes in issuer-specific facts and circumstances increase the possibility that a security may become impaired. The likelihood of future non‑repayment is considered probable. For loan‑backed and structured securities, a principal loss would be projected under a base case model scenario. No OTTI charge is recorded in the Company’s Statutory Statements of Operations for unrealized loss on securities related to these issuers. “Default List”- A security that is not current with respect to principal and interest or was issued by a company that has entered bankruptcy subsequent to acquisition or experienced a significant credit downgrade. Management has concluded the amortized cost basis of the security may not be recovered due to expected delays or shortfalls in the contractually specified cash flows. For these investments, the amount of OTTI recognized in the Company’s Statutory Statements of Operations is the difference between the amortized cost basis of the security and its fair value or present value of discounted cash flows dependent on the degree of impairment. Should it be determined that a security is other than temporarily impaired, the Company records a loss through an appropriate adjustment in carrying value. During the year ended December 31, 2021 and December 31, 2020, the Company did not incur any OTTI. There are inherent risks and uncertainties in management’s evaluation of securities for OTTI. These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY FINANCIAL STATEMENTS DECEMBER 31, 2021 24

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2021

portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater than expected liquidity needs. All of these factors could impact management's evaluation of securities for OTTI.

The gross unrealized losses and fair value of investments aggregated by investment category, number of securities and length of time that securities have been in an unrealized loss position at December 31, 2021 and 2020 were as follows:

December 31, 2021	**Less than 12 months**			**12 months or more**			**Total**		
($'s in thousands, except # of securities)	**#**	**Fair Value**	**Unrealized Losses**	**#**	**Fair Value**	**Unrealized Losses**	**#**	**Fair Value**	**Unrealized Losses**
U.S. governments	10	$ 117,613	$ (5,930)	2	$ 2	$ —	12	$ 117,615	$ (5,930)
All other governments	1	3,596	(404)	—	—	—	1	3,596	(404)
U.S. political subdivisions	4	7,607	(94)	—	—	—	4	7,607	(94)
Special revenue	115	554,998	(10,969)	13	34,909	(2,314)	128	589,907	(13,283)
Industrial and miscellaneous	504	1,625,710	(35,348)	91	236,784	(12,453)	595	1,862,494	(47,801)
Hybrids	6	7,996	(88)	2	17,507	(956)	8	25,503	(1,044)
Total bonds	**640**	**$ 2,317,520**	**$ (52,833)**	**108**	**$ 289,202**	**$ (15,723)**	**748**	**$ 2,606,722**	**$ (68,556)**

December 31, 2020	**Less than 12 months**			**12 months or more**			**Total**		
($'s in thousands, except # of securities)	**#**	**Fair Value**	**Unrealized Losses**	**#**	**Fair Value**	**Unrealized Losses**	**#**	**Fair Value**	**Unrealized Losses**
U.S. governments	12	$ 499,226	$ (497)	—	$ —	$ —	12	$ 499,226	$ (497)
All other governments	—	—	—	—	—	—	—	—	—
U.S. political subdivisions	3	9,395	(42)	—	—	—	3	9,395	(42)
Special revenue	37	89,577	(1,132)	12	103	(2)	49	89,680	(1,134)
Industrial and miscellaneous	246	599,410	(21,058)	21	57,188	(5,255)	267	656,598	(26,313)
Hybrids	12	42,526	(1,209)	1	8,663	(1,238)	13	51,189	(2,447)
Total bonds	**310**	**$ 1,240,134**	**$ (23,938)**	**34**	**$ 65,954**	**$ (6,495)**	**344**	**$ 1,306,088**	**$ (30,433)**

Repurchase Agreements

In 2021, the Company entered into repurchase agreements. Repurchase agreements are accounted for as secured borrowings within the liabilities section of the financial statements. In a repurchase agreement, the company receives cash and incurs a liability to return those funds, plus interest, at a specified future date. These agreements are normally short term in nature and assets are restricted as collateral. All transactions are documented under Master Repurchase Agreements (MRA) or Global MRA and are accounted for in the Company's books and records.

In order to mitigate the credit risk and replacement risk associated with such agreements, repurchase transactions are diversified across multiple counterparties. Each counterparty is approved through a formal credit process, monitored daily, and reviewed periodically via Goldman Sachs Asset Management (GSAM) Counterparty Risk Committee.

Repurchase transactions are generally collateralized by Treasuries, Agency Debentures, Agency MBS, IG Corporates and Municipals with a haircut at or below 5% in favor of the counterparties. The securities posted as collateral are priced daily and if the need arises margin is moved the same day to maintain a proper collateralization. The holdings of the investment portfolio are monitored closely to ensure adequate excess of eligible collateral for the margining process.

25

These repurchase agreements are Tri-party between Lincoln Benefit, GSAM, and bank counterparties. The following table describes the maximum and ending balance for each maturity time frame: ($'s in thousands) Unaudited First Quarter Unaudited Second Quarter Unaudited Third Quarter Fourth Quarter At December 31, 2021 Maximum Amount Open – No Maturity $ — $ — $ — $ — Overnight — — — — 2 Days to 1 Week — — — — > 1 Week to 1 Month — — — — > 1 Month to 3 Months — — — — > 3 Months to 1 Year 49,569 129,407 156,946 244,987 > 1 Year — — — — Ending Balance Open – No Maturity $ — $ — $ — $ — Overnight — — — — 2 Days to 1 Week — — — — > 1 Week to 1 Month — — — — > 1 Month to 3 Months — — — — > 3 Months to 1 Year 47,561 129,407 143,409 237,887 > 1 Year — — — — Total Ending Balance $ 47,561 $ 129,407 $ 143,409 $ 237,887 There were no repurchase agreements outstanding for Lincoln Benefit in 2020. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY FINANCIAL STATEMENTS DECEMBER 31, 2021 26

The following table details the securities "sold" under repurchase agreements: ($'s in thousands) Unaudited First Quarter Unaudited Second Quarter Unaudited Third Quarter Fourth Quarter At December 31, 2021 Maximum Amount: Book Adjusted Carry Value XXX XXX XXX XXX Non-admitted XXX XXX XXX XXX Fair Value $ 52,883 $ 132,451 $ 144,311 $ 241,940 Ending Balance: Book Adjusted Carry Value XXX XXX XXX XXX Non-admitted XXX XXX XXX XXX Fair Value $ 49,275 $ 132,451 $ 144,311 $ 241,940 There were no securities "sold" under repurchase agreements in 2020. The following table details the type and designation for securities "sold" under repurchase agreements: NAIC 1 NAIC 2 Total At December 31, 2021 Bonds – Book Adjusted Carry Value $ 145,117 $ 92,391 $ 237,508 Bonds – FV $ 149,695 $ 92,245 $ 241,940 There were no securities "sold" under repurchase agreements in 2020. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY FINANCIAL STATEMENTS DECEMBER 31, 2021 27

4. MORTGAGE LOANS The Company invests in first lien commercial mortgage loans throughout the United States. Investments are diversified by property type and geographic area. The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management’s judgment, the mortgage loans’ values are impaired, appropriate losses are recorded. The geographical distribution of the statement value of the mortgage loans portfolio as of December 31, 2021 and 2020 was as follows: ($'s in thousands) December 31, 2021 December 31, 2020 Arizona 34,253 35,159 California 77,960 128,227 Colorado 51,009 91,680 Florida 23,228 63,703 Georgia 106,405 27,300 Hawaii 218 1,505 Illinois 54,114 55,093 Massachusetts 14,604 15,102 Minnesota 37,560 22,060 Nevada 13,860 13,119 New Jersey 52,676 32,487 New York 89,807 46,703 North Carolina 178,920 29,887 Ohio — 11,846 Pennsylvania 71,060 70,340 South Carolina 23,325 23,717 Texas 11,700 53,310 Total mortgage loans $ 840,699 $ 721,238 Outstanding commitments on certain mortgage loans held in the investment portfolio to finance property improvements on underlying real estate totaled $66.2 million and $65.9 million at December 31, 2021 and 2020, respectively. During 2021, the maximum and minimum lending rates were 10.48% and 2.54%, respectively. The maximum and minimum lending rates for commercial mortgage loans during 2020 were 4.96% and 3.01%, respectively. During the years ended December 31, 2021 and 2020, the Company did not reduce interest rates on any outstanding mortgage loans. Mortgage loans are collateralized by the related properties and did not exceed 73% and 74% of the properties’ value at the time the original loan was made in 2021 and 2020, respectively. A loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. The allowance for credit losses is estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral, if the loan is collateral dependent. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the loan collateral, less cost to sell, is less than the recorded amount of the loan. During the years ended December 31, 2021 and 2020, no loans were impaired or past due. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. While management believes that it uses the best information available to establish the allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them. There was no general allowance for loan loss at December 31, 2021 or 2020. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY FINANCIAL STATEMENTS DECEMBER 31, 2021 28

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2021

As of December 31, 2021, and 2020, the Company held no restructured loans. Should the Company hold any troubled debt, the Company may modify the terms of a loan by adjusting the interest rate, extending the maturity date, or both.

The Company accrues interest income on impaired loans to the extent it is deemed collectible, assuming it is delinquent less than 180 days and the loan continues to perform under its original or restructured contractual terms. Interest income is recognized on impaired mortgage loans upon receipt.

The credit quality indicator for the Company's mortgage loans is a risk-rated measure based on the borrowers' ability to pay and the value of the underlying collateral. The commercial mortgage loan risk rating is related to an increasing likelihood of loss, with lower quality ratings representing the category in which losses may be expected. It is used in measuring relative risk for the Asset Valuation Reserve calculation. The statement value of the Company's mortgage loans, net of allowances for credit losses, by credit quality indicator as of December 31, 2021 and 2020 was as follows:

($'s in thousands)		December 31, 2021		December 31, 2020
CM1 - Highest Quality	$	414,497	$	459,851
CM2 - High Quality		196,696		197,068
CM3 - Medium Quality		62,386		34,431
Total commercial mortgage loans	**$**	**673,579**	**$**	**691,350**
Residential mortgage loans		167,120		29,888
Total mortgage loans	**$**	**840,699**	**$**	**721,238**

5. INVESTMENT GAINS AND LOSSES

Realized capital gains and losses on debt securities, mortgages and derivatives which relate to changes in levels of interest rates are charged or credited to the IMR, net of tax, and amortized into income over the remaining contractual life of the security sold. Realized gains and losses from the remaining investments are reported, net of tax, on the Statutory Statements of Operations, but are not included in the computation of net gain from operations. Realized capital gains and losses are recognized on a specific identification basis.

Net realized gains and losses recognized through the Statutory Statements of Operations for the years ended December 31, 2021, 2020 and 2019 were comprised of the following:

($'s in thousands)		2021		2020		2019
Debt securities	$	125,693	$	218,768	$	115,958
Mortgage loans		62		1,032		474
Cash, cash equivalents and short-term investments		29		27		(1)
Derivative instruments		6,928		9,573		8,268
Other invested assets		701		825		267
Subtotal		133,413		230,225		124,966
Capital gains tax expense		20,979		58,265		344
Net realized gains (losses)		112,434		171,960		124,622
Gains transferred to IMR (net of taxes)		(98,777)		(174,261)		(102,998)
Total	**$**	**13,657**	**$**	**(2,301)**	**$**	**21,624**

Realized capital gains and losses did not include any OTTI for 2021 or 2020. Realized capital gains and losses included $3.1 million of other than temporary impairment losses related to debt securities for the year ended December 31, 2019.

29

Changes in unrealized gains and losses from investments are reported as a component of Capital and Surplus, net of deferred income taxes, and were as follows for the years ended December 31, 2021, 2020 and 2019: ($'s in thousands) 2021 2020 2019 Common stock $ 377 $ 40 $ — Common stocks of affiliates (69,665) (70,778) (61,355) Preferred stock 4,510 — — Derivative instruments (1,029) (2,745) 15,281 Other invested assets 5,496 1,805 200 Total $ (60,311) $ (71,678) $ (45,874) 6. NET INVESTMENT INCOME Net investment income for the years ended December 31, 2021, 2020 and 2019 consisted of: ($'s in thousands) 2021 2020 2019 Debt securities $ 321,509 $ 284,535 $ 322,129 Equity securities 12,839 2,890 — Mortgage loans 36,954 28,384 37,239 Contract loans 1,702 1,738 6,245 Cash, cash equivalents and short-term investments 2,541 2,500 4,041 Other invested assets 13,570 8,785 7,933 Gross investment income 389,115 328,832 377,587 Interest expenses 19,974 5,880 10,637 Third party administration costs 30,939 30,400 13,150 Other investment expenses (268) 502 434 Net investment income before IMR amortization 338,470 292,050 353,366 IMR amortization 39,020 133,498 28,967 Total net investment income $ 377,490 $ 425,548 $ 382,333 The Company’s policy is to exclude investment income due and accrued with amounts that are over 90 days past due for investments other than mortgage loans and over 180 days past due for mortgage loans or where the collection of interest is uncertain. Investment income due and accrued of $0.1 million was excluded from surplus at December 31, 2021. No investment income due and accrued was excluded from surplus at 2020. 7. DERIVATIVES Derivative financial instruments utilized by the Company included index options, futures contracts and interest rate swaps. The notional amounts specified in the contracts are used to calculate contractual payments under the agreements and are generally not representative of the potential for gain or loss on these contracts. Market risk is the risk that the Company will incur losses due to adverse changes in market prices or rates. Market risk exists for all of the derivatives that the Company holds. To limit this risk, the Company's senior management has established risk control limits. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY FINANCIAL STATEMENTS DECEMBER 31, 2021 30

Counterparty credit risk relates to the Company's potential loss if counterparties concurrently fail to perform under the contractual terms of the contracts. The Company manages its exposure to counterparty credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master agreements and obtaining collateral where appropriate. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. The derivatives are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating potential credit risk. At December 31, 2021, the Company had $0.1 million in cash collateral from counterparties related to organized exchanges. At December 31, 2020, the Company had negligible cash collateral from counterparties related to organized exchanges. The Company uses derivatives to economically hedge the risks with certain assets and liabilities arising from potential adverse impacts from changes in risk-free interest rates and equity markets. The Company does not use derivatives for speculative purposes. The paragraphs below describe the derivatives the Company uses, including the objectives, cash requirements and accounting policies. Futures The Company utilizes equity index futures contracts. Futures contracts are defined as commitments to buy or sell designated financial instruments based on specified prices, yields or indexes. Futures contracts provide returns based upon a specified index or interest rate applied to a notional amount. The Company uses futures to hedge exposures in annuity and life contracts. Daily cash settlement of variation margins is required for futures contracts and is based on the changes in daily prices. The final settlement of futures contracts is in cash. Options The Company also uses equity index options. Index option contracts provide returns at specified or optional dates based on a specified index applied to the option's notional amount. The Company purchases and writes (sells) option contracts primarily to reduce market risk associated with certain annuity and life contracts. When the Company purchases/sells option contracts at specific prices, it is required to pay/receive a premium to/from the counterparties. The amount of premium paid/received is based on the number of contracts purchased/sold, the specified price and the maturity date of the contract. The Company pays/receives cash equal to the premium of purchased/written options when the contract is established. Premiums paid are reported as a derivative asset and premiums received are reported as a derivative liability. The change in the fair value of option contracts is reported as change in surplus, with an adjustment to derivatives. If the option is exercised, the Company receives/pays cash equal to the product of the number of contracts and the specified price in the contract with the gain or loss on settlement reported in realized gain or loss. If the options are not exercised and the contracts expire, then no additional cash is exchanged and the remaining book value is offset to realized gain or loss. Swaps The Company employs interest rate swaps to hedge interest rate risk related to investments purchased to support annuity contracts. An interest rate swap is an agreement between two counterparties in which one stream of future interest payments is exchanged for another. Interest rate swaps usually involve the exchange of a fixed interest rate for a floating rate, or vice versa, to reduce or increase exposure to fluctuations in interest rates, or to obtain a marginally lower interest rate. Swaps provide returns at the reset dates based on respective interest rates applied to the notional amount with the net difference in resulting interest payments settled between the counterparties. The Company purchases/sells swap contracts at specific prices and pays/receives a premium to/from the counterparties. The amount of premium paid/received is based on the number of contracts purchased/sold and the specified price based on the interest rates used and other terms of the contract. The Company pays/receives cash equal to the premium of the purchased/written swap when the contract is established. Premiums paid are reported as a derivative asset and premiums received are reported as a derivative liability. The change in the fair value of the swap is reported as change in surplus, with an adjustment to derivatives. Cash flows received/paid at the reset dates are reported in net investment income and consist of any differences in the amounts of contractual interest calculated due to the respective counterparties based on changes in interest rates. Swaps usually terminate upon expiration and the remaining book value is offset to realized gain or loss. If terminated LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY FINANCIAL STATEMENTS DECEMBER 31, 2021 31

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2021

through sale, the difference between consideration received or paid and the remaining book value is recorded to realized gain or loss.

The Company did not report any derivatives as accounting hedges as of December 31, 2021, 2020 or 2019.

All derivative transactions are covered under standardized contractual agreements with counterparties, all of which include credit-related contingent features. Certain counterparty relationships also may include supplementary agreements with tailored terms, such as additional triggers for early terminations, acceptable practices related to cross-transaction netting, and minimum thresholds for determining collateral. Credit-related triggers include failure to pay or deliver on an obligation past certain grace periods, bankruptcy or the downgrade of credit ratings to below a stipulated level. These triggers apply to both the Company and its counterparty.

Derivatives are carried in accordance with SSAP No. 86, "Derivatives." The Company's underlying notional or principal amounts and gross fair values as of December 31, 2021 and 2020 were as follows:

	December 31, 2021				December 31, 2020			
	Notional		Gross Fair Value		Notional		Gross Fair Value	
($'s in thousands)	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Options	$ 84,000	$ 78,355	$ 9,088	$ 4,441	$ 99,725	$ 96,200	$ 17,949	$ 9,032

8. REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Management believes that any liability arising from this contingency is unlikely. Everlake, formerly ALIC, represents over 41% of the Company's ceded reserves as of December 31, 2021 and December 31, 2020, respectively.

The Company has agreements with several unrelated companies, which provide for reinsurance of portions of the net-amount-at-risk under certain policies. These amounts are reinsured on either a yearly renewable term, coinsurance or modified coinsurance basis. The Company's modified coinsurance reserves (general account only) were $224.0 million and $319.9 million as of December 31, 2021 and 2020, respectively.

The existing reinsurance agreements are subject to risk transfer as defined under SSAP No. 61R *Life, Deposit-Type and Accident and Health Reinsurance* and supplemented by A-791 *Life and Health Reinsurance Agreements*. The Company has not entered into any reinsurance contracts that would limit the reinsurer's assumption of significant risk or contain provisions that delay recording or reimbursement of losses. All contracts settle quarterly, at a minimum. There is one modified coinsurance – monthly renewable term agreement with Hannover covering certain life and annuity business that provides protection over excess losses effectuated through an experience refund mechanism. Reinsurance accounting has been applied with a credit recorded for reserves. In establishing the reserve credit, the Company has considered all underlying business assumptions including contract terms that could limit the assumed liability by the reinsurer. While there is sufficient risk transfer for SAP, the likelihood of GAAP net risk transfer is small enough to merit the differential accounting treatment with GAAP reporting this treaty under deposit accounting.

On December 10, 2020, the Company recorded the receipt of an initial ceding commission of $82.3 million (before taxes of $17.3 million) as a result of an indemnity reinsurance agreement between the Company and COUNTRY Life Insurance Company, a life insurance company domiciled in Illinois. This amount was deferred in surplus in accordance with statutory accounting principles as defined in Account Practices and Procedures Manual Appendix A-791, paragraph 3 which limits the first year of recognition to the effective tax rate or 21%, resulting in an unamortized balance of $65.0 million in surplus at December 31, 2020. Amortization of $4.1 million was recorded in 2021 resulting in an unamortized balance in surplus of $60.9 million at December 31, 2021. The deferred ceding commission is amortized over the period under which earnings emerge from the business reinsured.

32

The effects of reinsurance were as follows for the years ended December 31, 2021, 2020 and 2019: ($'s in thousands) 2021 2020 2019 Insurance and other individual policy benefits and claims*: Direct $ 1,405,473 $ 1,358,482 $ 1,395,622 Assumed 53,608 9,981 5,957 Ceded (1,298,319) (1,189,042) (1,285,691) Net policy benefits and claims $ 160,762 $ 179,421 $ 115,888 *Excludes surrender benefits ($'s in thousands) 2021 2020 2019 Premiums and annuity considerations: Direct $ 1,263,057 $ 1,107,254 $ 1,256,891 Assumed 42,987 1,462,753 4,949 Ceded - affiliated (225,024) (1,193,599) (1,423,211) Ceded - other non-affiliated (1,237,466) (1,098,747) (751,986) Net premiums and annuity considerations $ (156,446) $ 277,661 $ (913,357) The Company did not write off any uncollectible reinsurance balances due for the year ended December 31, 2021. The Company wrote off uncollectible reinsurance balances of $2.0 million for the year ended December 31, 2020. The Company did not write off any uncollectible reinsurance balances due for the year ended December 31, 2019. On March 6, 2019, Scottish Re was put into receivership by the Delaware Department of Insurance (the “Receiver”). The Receiver filed a petition for approval of a rehabilitation plan on June 30, 2020 which remains under review by all interested parties including the courts. Our reserve credit with respect to Scottish Re treaties is approximately $2.5 million as of December 31, 2021. The Company has not established an allowance or written off any amounts with respect to these treaties during 2021 or 2020. Reinsurance premium due to Scottish Re has been offset against the outstanding claim recoverables. A nonadmitted asset of approximately $7.4 million has been recorded with regards to reinsurance recoverables as of December 31, 2021 and $6.5 million as of December 31, 2020. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY FINANCIAL STATEMENTS DECEMBER 31, 2021 33

For the years ended December 31, 2021, 2020 and 2019, the Company had the following experience as a result of the commutation/recapture of ceded reinsurance: ($'s in thousands) 2021 2020 2019 (1) Claims incurred $ 17,813 $ 2,317 $ — (2) Claims adjustment expenses incurred — — — (3) Premiums earned (15,233) (6,400) 539,191 (4) Other — — — Reserve Adjustment on Reinsurance Ceded (2,517) 13,661 (539,191) Commission and expense allowance $ 579 $ 56 $ — $ 642 $ 9,635 $ — (5) Company Hannover Life Reassurance Company of America $ (29) $ (32) $ — RGA Reinsurance Company — 9,667 — SCOR SE 671 — — $ 642 $ 9,635 $ — LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY FINANCIAL STATEMENTS DECEMBER 31, 2021 34

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2021

9. RESERVES FOR LIFE CONTRACTS AND DEPOSIT TYPE CONTRACTS

The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates and methodologies) which produce reserves at least as great as those required by law and contract provisions.

Deduction of deferred fractional premiums upon death of the insured and return of any portion of the final premium for the period beyond the date of death are not applicable to the business of the Company. Surrender values are not promised in excess of reserves legally computed.

For traditional life contracts, the cost of additional mortality for each policy is assumed to equal the additional premium charged for that policy period and is reserved accordingly. Additional premiums are collected for policies issued on substandard lives. Reserves are held in a manner consistent with traditional policies. For interest-sensitive policies, substandard mortality is reflected in the cost of insurance charges.

As of December 31, 2021, 2020 and 2019, the Company had $4,123.5 million, $4,351.1 million and $4,737.8 million of direct insurance in force for which gross premiums were less than the net premiums according to the standard of valuation required by the State of Nebraska, respectively. Deficiency reserves above base contract reserves as of December 31, 2021 and 2020 totaled $72.9 million and $72.3 million, respectively.

The Tabular Interest has been determined by formula as described in the NAIC instructions, except for some business for which the Tabular Interest is determined from basic policy data for reserving. The Tabular less Actual Reserve Released has been determined by formula as described in the NAIC instructions. The Tabular Cost has been determined by formula as described in the NAIC instructions, except for universal life products which use cost of insurance and some business which uses basic policy data for reserving. The Tabular Interest on funds not involving life contingencies was determined from the interest credited to the deposits, except for certain guaranteed interest contracts for which Tabular Interest on funds is determined by formula as described in the instructions.

There were no additional reserves recorded for the year ended December 31, 2021 or December 31, 2020.

The Company recorded no premium deficiency reserves related to accident and health contracts for the years ended December 31, 2021 and 2020.

Other reserve changes in 2021 were as follows:

2021			**Ordinary**				**Group**	
Item	**Total**	**Industrial Life**	**Life Insurance**	**Individual Annuities**	**Supplementary Contracts**	**Group and Individual**	**Life Insurance**	**Annuities**
DA MVAA Change in Reserve Methodology	$ (5,766)	$ —		$ (2,901)	$ —	$ —	$ —	$ (2,866)
3106999 Total	$ (5,766)	$ —	$ —	$ (2,901)	$ —	$ —	$ —	$ (2,866)

There were no other reserve changes in 2020.

35

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2021

The withdrawal characteristics of general account and separate account life reserves and deposits as of December 31, 2021 and 2020 were as follows:

December 31, 2021

($'s in thousands)	Account Value	Cash Value	Reserve
A. General Account			
(1) Subject to discretionary withdrawal, surrender values or policy loans:			
a. Term policies with cash value	$ —	$ 17,397	$ 54,763
b. Universal life	851,706	851,619	860,016
c. Universal life with secondary guarantees	3,728,318	3,119,469	6,746,883
d. Indexed universal life	65,573	56,422	60,888
e. Indexed universal life with secondary guarantees	680,367	472,510	559,558
f. Indexed life	—	—	—
g. Other permanent cash value life insurance	—	45,700	60,218
h. Variable life	—	—	—
i. Variable universal life	108,205	107,088	117,413
j. Miscellaneous reserves	—	—	72,387
(2) Not subject to discretionary withdrawal or no cash values			
a. Term policies without cash value	XXX	XXX	3,286,376
b. Accidental death benefits	XXX	XXX	141
c. Disability - active lives	XXX	XXX	866
d. Disability - disabled lives	XXX	XXX	27,372
e. Miscellaneous reserves	XXX	XXX	54,090
(3) Total (gross: direct + assumed)	5,434,169	4,670,205	11,900,971
(4) Reinsurance ceded	5,155,299	4,395,062	11,610,893
(5) Total (net) (3 minus 4)	$ 278,870	$ 275,143	$ 290,078

	Account Value	Cash Value	Reserve
B. Separate Account with Guarantees			
(1) Subject to discretionary withdrawal, surrender values or policy loans:			
a. Term policies with cash value	$ —	$ —	$ —
b. Universal life	—	—	—
c. Universal life with secondary guarantees	—	—	—
d. Indexed universal life	—	—	—
e. Indexed universal life with secondary guarantees	—	—	—
f. Indexed life	—	—	—
g. Other permanent cash value life insurance	—	—	—
h. Variable life	—	—	—
i. Variable universal life	—	—	—
j. Miscellaneous reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values			
a. Term policies without cash value	XXX	XXX	—
b. Accidental death benefits	XXX	XXX	—
c. Disability - active lives	XXX	XXX	—
d. Disability - disabled lives	XXX	XXX	—
e. Miscellaneous reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance ceded	—	—	—
(5) Total (net) (3 minus 4)	$ —	$ —	$ —

36

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2021

	Account Value	Cash Value	Reserve
C. Separate Account Nonguaranteed			
(1) Subject to discretionary withdrawal, surrender values or policy loans:			
a. Term policies with cash value	$ —	$ —	$ —
b. Universal life	—	—	—
c. Universal life with secondary guarantees	—	—	—
d. Indexed universal life	—	—	—
e. Indexed universal life with secondary guarantees	—	—	—
f. Indexed life	—	—	—
g. Other permanent cash value life insurance	—	—	—
h. Variable life	—	—	—
i. Variable universal life	1,301,107	1,286,676	1,297,569
j. Miscellaneous reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values			
a. Term policies without cash value	XXX	XXX	—
b. Accidental death benefits	XXX	XXX	—
c. Disability - active lives	XXX	XXX	—
d. Disability - disabled lives	XXX	XXX	—
e. Miscellaneous reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	1,301,107	1,286,676	1,297,569
(4) Reinsurance ceded	—	—	—
(5) Total (net) (3 minus 4)	$ 1,301,107	$ 1,286,676	$ 1,297,569

D.

	Amount
Life and Accident and Health Annual Statement:	
1. Exhibit 5, Life Insurance Section, Total (net)	$ 287,992
2 Exhibit 5, Accidental Death Benefits Section, Total (net)	3
3 Exhibit 5, Disability - Active Lives Section, Total (net)	1
4 Exhibit 5, Disability - Disabled Lives Section, Total (net)	481
5 Exhibit 5, Miscellaneous Reserves Section, Total (net)	1,601
6 Subtotal	290,078
Separate Accounts Annual Statement:	
7 Exhibit 3,line 0199999, Column 2	1,297,569
8 Exhibit 3,line 0499999, Column 2	—
9 Exhibit 3,line 0599999, Column 2	—
10 Subtotal (Lines 7 through 9)	1,297,569
11 Combined Total (Lines 6 plus 10)	$ 1,587,647

37

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2021

December 31, 2020
($'s in thousands)

			Account Value	Cash Value	Reserve
A.		General Account			
	(1)	Subject to discretionary withdrawal, surrender values or policy loans:			
		a. Term policies with cash value	$ —	$ 14,772	$ 52,105
		b. Universal life	878,962	878,841	886,288
		c. Universal life with secondary guarantees	3,742,939	3,026,759	6,466,111
		d. Indexed universal life	63,616	53,455	58,240
		e. Indexed universal life with secondary guarantees	622,424	393,754	499,851
		f. Indexed life	—	—	—
		g. Other permanent cash value life insurance	—	6,206	9,038
		h. Variable life	—	—	—
		i. Variable universal life	103,299	89,204	112,688
		j. Miscellaneous reserves	—	34,052	121,412
	(2)	Not subject to discretionary withdrawal or no cash values			
		a. Term policies without cash value	XXX	XXX	3,418,123
		b. Accidental death benefits	XXX	XXX	145
		c. Disability - active lives	XXX	XXX	969
		d. Disability - disabled lives	XXX	XXX	27,204
		e. Miscellaneous reserves	XXX	XXX	53,197
	(3)	Total (gross: direct + assumed)	5,411,240	4,497,043	11,705,371
	(4)	Reinsurance ceded	5,128,702	4,219,635	11,412,363
	(5)	Total (net) (3 minus 4)	$ 282,538	$ 277,408	$ 293,008

			Account Value	Cash Value	Reserve
B.		Separate Account with Guarantees			
	(1)	Subject to discretionary withdrawal, surrender values or policy loans:			
		a. Term policies with cash value	$ —	$ —	$ —
		b. Universal life	—	—	—
		c. Universal life with secondary guarantees	—	—	—
		d. Indexed universal life	—	—	—
		e. Indexed universal life with secondary guarantees	—	—	—
		f. Indexed life	—	—	—
		g. Other permanent cash value life insurance	—	—	—
		h. Variable life	—	—	—
		i. Variable universal life	—	—	—
		j. Miscellaneous reserves	—	—	—
	(2)	Not subject to discretionary withdrawal or no cash values			
		a. Term policies without cash value	XXX	XXX	—
		b. Accidental death benefits	XXX	XXX	—
		c. Disability - active lives	XXX	XXX	—
		d. Disability - disabled lives	XXX	XXX	—
		e. Miscellaneous reserves	XXX	XXX	—
	(3)	Total (gross: direct + assumed)	—	—	—
	(4)	Reinsurance ceded	—	—	—
	(5)	Total (net) (3 minus 4)	$ —	$ —	$ —

			Account Value	Cash Value	Reserve
C.		Separate Account Nonguaranteed			
	(1)	Subject to discretionary withdrawal, surrender values or policy loans:			
		a. Term policies with cash value	$ —	$ —	$ —
		b. Universal life	—	—	—
		c. Universal life with secondary guarantees	—	—	—
		d. Indexed universal life	—	—	—
		e. Indexed universal life with secondary guarantees	—	—	—
		f. Indexed life	—	—	—
		g. Other permanent cash value life insurance	—	—	—
		h. Variable life	—	—	—
		i. Variable universal life	1,159,152	1,153,234	1,153,784
		j. Miscellaneous reserves	—	—	—
	(2)	Not subject to discretionary withdrawal or no cash values			
		a. Term policies without cash value	XXX	XXX	—
		b. Accidental death benefits	XXX	XXX	—
		c. Disability - active lives	XXX	XXX	—
		d. Disability - disabled lives	XXX	XXX	—
		e. Miscellaneous reserves	XXX	XXX	—
	(3)	Total (gross: direct + assumed)	1,159,152	1,153,234	1,153,784
	(4)	Reinsurance ceded	—	—	—
	(5)	Total (net) (3 minus 4)	$ 1,159,152	$ 1,153,234	$ 1,153,784

38

D. Amount Life and Accident and Health Annual Statement: 1. Exhibit 5, Life Insurance Section, Total (net) $ 290,701 2 Exhibit 5, Accidental Death Benefits Section, Total (net) 3 3 Exhibit 5, Disability - Active Lives Section, Total (net) 1 4 Exhibit 5, Disability - Disabled Lives Section, Total (net) 568 5 Exhibit 5, Miscellaneous Reserves Section, Total (net) 1,735 6 Subtotal 293,008 Separate Accounts Annual Statement: 7 Exhibit 3,line 0199999, Column 2 1,153,784 8 Exhibit 3,line 0499999, Column 2 — 9 Exhibit 3,line 0599999, Column 2 — 10 Subtotal (Lines 7 through 9) 1,153,784 11 Combined Total (Lines 6 plus 10) $ 1,446,791 LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY FINANCIAL STATEMENTS DECEMBER 31, 2021 39

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2021

10. WITHDRAWAL CHARACTERISTICS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES

The withdrawal characteristics of general account and separate account annuity reserves and deposits as of December 31, 2021 and 2020 were as follows:

December 31, 2021
($'s in thousands)

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
A. INDIVIDUAL ANNUITIES:					
1. Subject to discretionary withdrawal:					
a. With market value adjustment	$ 207,771	$ 35,521	$ —	$ 243,292	4.7 %
b. At book value less current surrender charge of 5% or more	92,614	—	—	92,614	1.8 %
c. At fair value	19,910	—	477,984	497,894	9.6 %
d. Total with market value adjustment or at fair value (Total of a through c)	320,295	35,521	477,984	833,800	16.1 %
e. At book value without adjustment (minimal or no charge or adjustment)	3,978,368	—	—	3,978,368	76.8 %
2. Not subject to discretionary withdrawal	365,399	—	4,868	370,267	7.1 %
3. Total (gross: direct + assumed)	4,664,062	35,521	482,852	5,182,435	100.0 %
4. Reinsurance ceded	2,143,065	35,521	—	2,178,586	
5. Total (net) (line 3 minus 4)	$ 2,520,997	$ —	$ 482,852	$ 3,003,849	
6. Amount included in A.1.b. above that will move to A.1.e. for the first time within the year after the statement date	$ 31,541	$ —	$ —	$ 31,541	

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
B. GROUP ANNUITIES:					
1. Subject to discretionary withdrawal:					
a. With market value adjustment	$ 194,029	$ 124	$ —	$ 194,153	63.1 %
b. At book value less current surrender charge of 5% or more	280	—	—	280	0.1 %
c. At fair value	—	—	30,755	30,755	10.0 %
d. Total with market value adjustment or at fair value (Total of a through c)	194,309	124	30,755	225,188	73.1 %
e. At book value without adjustment (minimal or no charge or adjustment)	50,054	—	—	50,054	16.3 %
2. Not subject to discretionary withdrawal	32,574	—	104	32,678	10.6 %
3. Total (gross: direct + assumed)	276,937	124	30,859	307,920	100.0 %
4. Reinsurance ceded	54,496	124	—	54,620	
5. Total (net) (line 3 minus 4)	$ 222,441	$ —	$ 30,859	$ 253,300	
6. Amount included in B.1.b. above that will move to B.1.e. for the first time within the year after the statement date	$ 16,494	$ 124	$ —	$ 16,618	

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
C. DEPOSIT TYPE CONTRACTS					
1. Subject to discretionary withdrawal:					
a. With market value adjustment	$ —	$ —	$ —	$ —	0.0 %
b. At book value less current surrender charge of 5% or more	—	—	—	—	0.0 %
c. At fair value	1,470	—	—	1,470	0.1 %
d. Total with market value adjustment or at fair value (Total of a through c)	1,470	—	—	1,470	0.1 %
e. At book value without adjustment (minimal or no charge or adjustment)	66,697	—	—	66,697	4.5 %
2. Not subject to discretionary withdrawal	1,411,523	—	—	1,411,523	95.4 %
3. Total (gross: direct + assumed)	1,479,690	—	—	1,479,690	100.0 %
4. Reinsurance ceded	91,539	—	—	91,539	
5. Total (net) (line 3 minus 4)	$ 1,388,151	$ —	$ —	$ 1,388,151	
6. Amount included in C.1.b. above that will move to C.1.e. for the first time within the year after the statement date	$ —	$ —	$ —	$ —	

40

D. Amount Life and Accident and Health Annual Statement: 1. Exhibit 5, Annuities Section, Total (net) $ 2,743,438 2. Exhibit 5, Supplementary Contracts With Life Contingencies (net) — 3. Exhibit 7, Deposit-Type contracts, Line 14, Column 1 1,388,151 4. Subtotal 4,131,589 Separate Accounts Annual Statement: 5. Exhibit 3,line 0299999, Column 2 513,711 6. Exhibit 3,line 0399999, Column 2 — 7. Policyholder dividend and coupon accumulations — 8. Policyholder premiums — 9. Guaranteed interest contracts — 10. Other contract deposit funds — 11. Subtotal 513,711 12. Combined Total $ 4,645,300 LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY FINANCIAL STATEMENTS DECEMBER 31, 2021 41

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2021

December 31, 2020

($'s in thousands)

		General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
A.	INDIVIDUAL ANNUITIES:					
1.	Subject to discretionary withdrawal:					
	a. With market value adjustment	$ 237,852	$ 34,361	$ —	$ 272,213	5.0%
	b. At book value less current surrender charge of 5% or more	158,246	—	—	158,246	2.9%
	c. At fair value	21,401	—	478,650	500,051	9.1%
	d. Total with market value adjustment or at fair value (Total of a through c)	417,499	34,361	478,650	930,510	17.0%
	e. At book value without adjustment (minimal or no charge or adjustment)	4,122,496	—	—	4,122,496	75.2%
2	Not subject to discretionary withdrawal	424,044	—	4,519	428,563	7.8%
3	Total (gross: direct + assumed)	4,964,039	34,361	483,169	5,481,569	100.0%
4	Reinsurance ceded	2,036,843	34,361	—	2,071,204	
5	Total (net) (line 3 minus 4)	$ 2,927,196	$ —	$ 483,169	$ 3,410,365	
6	Amount included in A.1.b. above that will move to A.1.e. for the first time within the year after the statement date	$ 10,713	$ —	$ —	$ 10,713	

		General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
B.	GROUP ANNUITIES:					
1.	Subject to discretionary withdrawal:					
	a. With market value adjustment	$ 214,683	$ 121	$ —	$ 214,804	64.4%
	b. At book value less current surrender charge of 5% or more	570	—	—	570	0.2%
	c. At fair value	—	—	28,647	28,647	8.6%
	d. Total with market value adjustment or at fair value (Total of a through c)	215,253	121	28,647	244,021	73.1%
	e. At book value without adjustment (minimal or no charge or adjustment)	52,732	—	—	52,732	15.8%
2	Not subject to discretionary withdrawal	36,793	—	107	36,900	11.1%
3	Total (gross: direct + assumed)	304,778	121	28,754	333,653	100.0%
4	Reinsurance ceded	58,300	121	—	58,421	
5	Total (net) (line 3 minus 4)	$ 246,478	$ —	$ 28,754	$ 275,232	
6	Amount included in B.1.b. above that will move to B.1.e. for the first time within the year after the statement date	$ 116	$ —	$ —	$ 116	

		General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
C.	DEPOSIT TYPE CONTRACTS					
1.	Subject to discretionary withdrawal:					
	a. With market value adjustment	$ —	$ —	$ —	$ —	0.0%
	b. At book value less current surrender charge of 5% or more	—	—	—	—	0.0%
	c. At fair value	1,941	—	—	1,941	0.1%
	d. Total with market value adjustment or at fair value (Total of a through c)	1,941	—	—	1,941	0.1%
	e. At book value without adjustment (minimal or no charge or adjustment)	62,489	—	—	62,489	4.3%
2	Not subject to discretionary withdrawal	1,405,279	—	—	1,405,279	95.6%
3	Total (gross: direct + assumed)	1,469,709	—	—	1,469,709	100.0%
4	Reinsurance ceded	94,440	—	—	94,440	
5	Total (net) (line 3 minus 4)	$ 1,375,269	$ —	$ —	$ 1,375,269	
6	Amount included in C.1.b. above that will move to C.1.e. for the first time within the year after the statement date	$ —	$ —	$ —	$ —	

42

D. Amount Life and Accident and Health Annual Statement: 1. Exhibit 5, Annuities Section, Total (net) $ 3,173,673 2 Exhibit 5, Supplementary Contracts With Life Contingencies (net) — 3 Exhibit 7, Deposit-Type contracts, Line 14, Column 1 1,375,269 4 Subtotal 4,548,942 Separate Accounts Annual Statement: 5 Exhibit 3,line 0299999, Column 2 511,923 6 Exhibit 3,line 0399999, Column 2 — 7 Policyholder dividend and coupon accumulations — 8 Policyholder premiums — 9 Guaranteed interest contracts — 10 Other contract deposit funds — 11 Subtotal 511,923 12 Combined Total $ 5,060,865 LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY FINANCIAL STATEMENTS DECEMBER 31, 2021 43

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2021

11. SEPARATE ACCOUNTS

The Company continues to have variable life policies and variable annuity contracts in-force, however, it stopped issuing new business on these products in 2017 and 2006, respectively. The assets and liabilities of variable life policies and variable annuity contracts are recorded as assets and liabilities of the Separate Accounts and are legally insulated from the General Account, excluding any purchase payments or transfers directed by the contract holder to earn a fixed rate of return which are included in the Company's General Account assets. The legal insulation of the Separate Accounts assets prevents such assets from being generally available to satisfy claims resulting from the General Account. Separate Accounts which contain variable annuity and variable life business are unit investment trusts registered with the Securities and Exchange Commission ("SEC"). The results of the Separate Accounts related to variable annuity and certain variable life business are reinsured to Everlake, formerly ALIC, pursuant to a modified coinsurance agreement. Other variable life business has been separately reinsured to GILICO pursuant to a modified coinsurance agreement and certain variable life mortality risks have been reinsured to another counterparty pursuant to a Monthly Renewable Term ("MRT") agreement.

The Separate Accounts allow the contract holder to accumulate funds within a variety of portfolios, at rates which depend upon the return achieved from the types of investments chosen. The net investment experience of the Separate Accounts is credited directly to the contract holder and can be favorable or unfavorable. The assets of each portfolio are held separately from the other portfolios and each has distinct investment objectives and policies. Absent any contract provision wherein the Company provides a guarantee, the contract holders of the variable annuity and variable life products bear the investment risk that Separate Accounts' funds may not meet their stated investment objectives.

The assets legally insulated and not legally insulated from the general account as of December 31, 2021 and 2020 were attributed to the following products/transactions:

($'s in thousands)	December 31, 2021		December 31, 2020	
Product/transaction	**Legally insulated assets**	**Separate Account Assets (Not legally insulated)**	**Legally insulated assets**	**Separate Account Assets (Not legally insulated)**
Variable annuity contracts	$ 514,305	$ —	$ 512,634	$ —
Variable life policies	1,301,054	—	1,159,152	—
Total	**$ 1,815,358**	**$ —**	**$ 1,671,786**	**$ —**

Some of the Separate Account liabilities are guaranteed by the General Account. To compensate the General Account for the risk taken on variable annuity products, the Separate Accounts paid risk charges of $1.1 million, $1.0 million and $1.1 million for the years ended December 31, 2021, 2020 and 2019, respectively. All such guarantees and the related risk charges are reinsured to Everlake, formerly ALIC. The risk charges related to variable life products are not explicit, but rather embedded within the cost of insurance.

The amounts paid by the General Account for Separate Account guarantees for the years ended December 31, 2021, 2020 and 2019 were $1.1 million, $1.6 million and $1.2 million, respectively. Certain of these guarantees and the related risk charges are reinsured to Everlake, formerly ALIC.

The Company did not have securities lending transactions within the Separate Accounts at December 31, 2021 or 2020.

44

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2021

An analysis of the Separate Account reserves as of December 31, 2021 was as follows:

	($'s in thousands)	Index	Nonindexed Guarantee Less Than/Equal to 4%	Nonindexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
1	Premiums, considerations or deposits for the year ended 12/31/21	$ —	$ —	$ —	$ 62,397	$ 62,397
	Reserves at 12/31/21					
2	For accounts with assets at:					
	a. Fair value	—	—	—	1,811,280	1,811,280
	b. Amortized cost	—	—	—	—	—
	c. Total Reserves	$ —	$ —	$ —	$ 1,811,280	$ 1,811,280
3	By withdrawal characteristics:					
	a. Subject to discretionary withdrawal	$ —	$ —	$ —	$ —	$ —
	b. With market value adjustment	—	—	—	—	—
	c. At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
	d. At fair value	—	—	—	1,806,307	1,806,307
	e. At book Value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—
	f. Subtotal	—	—	—	1,806,307	1,806,307
	g. Not subject to discretionary withdrawal	—	—	—	4,973	4,973
	h. Total Reserves	$ —	$ —	$ —	$ 1,811,280	$ 1,811,280
4	Reserves for Asset Default Risk in Lieu of AVR	$ —	$ —	$ —	$ —	$ —

An analysis of the Separate Account reserves as of December 31, 2020 was as follows:

	($'s in thousands)	Index	Nonindexed Guarantee Less Than/Equal to 4%	Nonindexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
1	Premiums, considerations or deposits for the year ended 12/31/20	$ —	$ —	$ —	$ 64,370	$ 64,370
	Reserves at 12/31/20					
2	For accounts with assets at:					
	a. Fair value	—	—	—	1,665,706	1,665,706
	b. Amortized cost	—	—	—	—	—
	c. Total Reserves	$ —	$ —	$ —	$ 1,665,706	$ 1,665,706
3	By withdrawal characteristics:					
	a. Subject to discretionary withdrawal	$ —	$ —	$ —	$ —	$ —
	b. With market value adjustment	—	—	—	—	—
	c. At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
	d. At fair value	—	—	—	1,661,081	1,661,081
	e. At book Value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—
	f. Subtotal	—	—	—	1,661,081	1,661,081
	g. Not subject to discretionary withdrawal	—	—	—	4,625	4,625
	h. Total Reserves	$ —	$ —	$ —	$ 1,665,706	$ 1,665,706
4	Reserves for Asset Default Risk in Lieu of AVR	$ —	$ —	$ —	$ —	$ —

45

The reconciliation of Net Transfers from Separate Accounts (from) to the Statement of Operations of the Separate Account Statement to the Statutory Statement of Operations of the Company for the years ended December 31, 2021, 2020 and 2019 was as follows: ($'s in thousands) 2021 2020 2019 Transfers as reported in the Summary of Operations of the Separate Accounts Statements Transfers to Separate Accounts $ 62,397 $ 64,370 $ 68,061 Transfers from Separate Accounts (137,648) (109,598) (131,228) Net transfers to or (from) Separate Accounts $ (75,251) $ (45,228) $ (63,167) 12. FAIR VALUE OF FINANCIAL INSTRUMENTS Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows: Level 1 Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access. Level 2 Assets and liabilities whose values are based on the following: (a) Quoted prices for similar assets or liabilities in active markets; (b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability. Level 3 Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities. The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments. The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY FINANCIAL STATEMENTS DECEMBER 31, 2021 46

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2021

The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third-party valuation sources for selected securities. The Company performs ongoing price validation procedures such as backtesting of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions. There were no significant changes made in valuation techniques during 2021 or 2020.

The Company may reclassify assets reported at fair value between levels of the SSAP No. 100 fair value hierarchy if appropriate based on changes in the quality of valuation inputs available during a reporting period. The policy governing when these transfers are recognized did not change during 2021 or 2020. There are no transfers between Level 2 and Level 3 during 2021 or 2020 for assets measured at fair value.

The Company's assets and liabilities by classification measured at fair value as of December 31, 2021 were as follows:

($'s in thousands)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets at fair value:					
Options	$ 9,088	$ —	$ —	$ —	$ 9,088
Separate account assets	1,815,358	—	—	—	1,815,358
Perpetual preferred stock	—	249,919	—	—	249,919
Total assets at fair value	**$ 1,824,446**	**$ 249,919**	**$ —**	**$ —**	**$ 2,074,365**
Liabilities at fair value:					
Derivatives					
Options	$ 4,411	$ —	$ —	$ —	$ 4,411
	$ 4,411	$ —	$ —	$ —	$ 4,411
Separate account liabilities	1,815,358	—	—	—	1,815,358
Total liabilities at fair value	$ 1,819,769	$ —	$ —	$ —	$ 1,819,769

The Company's assets and liabilities by classification measured at fair value as of December 31, 2020 were as follows:

($'s in thousands)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets at fair value:					
Options	$ 17,949	$ —	$ —	$ —	$ 17,949
Separate account assets	1,671,786	—	—	—	1,671,786
Total assets at fair value	**$ 1,689,735**	**$ —**	**$ —**	**$ —**	**$ 1,689,735**
Liabilities at fair value:					
Derivatives					
Options	$ 9,032	$ —	$ —	$ —	$ 9,032
	$ 9,032	$ —	$ —	$ —	$ 9,032
Separate account liabilities	1,671,786	—	—	—	1,671,786
Total liabilities at fair value	$ 1,680,818	$ —	$ —	$ —	$ 1,680,818

47

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2021

The carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 2021 were as follows:

($'s in thousands)	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Assets at fair value:							
Bonds	$ 8,490,982	$ 8,068,303	$ 103,923	$ 8,387,059	$ —	$ —	$ —
Preferred Stock	307,968	305,949	—	290,468	17,500	—	—
Common Stock	60,918	60,918	—	—	—	24,820	36,098
Mortgage loans	848,769	840,699	—	—	848,769	—	—
Other Invested Assets	287,030	277,398	—	182,906	62,848	41,276	—
Policy loans	34,539	34,539	—	—	34,539	—	—
Derivative assets	4,677	4,677	4,677	—	—	—	—
Cash and short-term investments	372,906	372,907	305,391	67,515	—	—	—
Separate account assets	1,815,358	1,815,358	1,815,358	—	—	—	—
Liabilities at fair value:							
Deposit Type Contracts	$ 1,388,580	$ 1,388,151	$ —	$ —	$ 1,388,580	$ —	$ —
Separate account liabilities	1,815,358	1,815,358	1,815,358	—	—	—	—

The carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 2020 was as follows:

($'s in thousands)	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Assets at fair value:							
Bonds	$ 8,838,661	$ 8,074,319	$ 582,707	$ 8,204,724	$ 3,960	$ 47,269	$ —
Preferred Stock	128,492	122,120	—	117,492	11,000	—	—
Common Stock	46,472	46,472	—	—	—	10,484	35,988
Mortgage loans	727,860	721,238	—	—	727,860	—	—
Other Invested Assets	195,618	185,825	—	79,450	61,684	54,485	—
Policy loans	35,744	35,744	—	—	35,744	—	—
Derivative assets	8,917	8,917	8,917	—	—	—	—
Cash and short-term investments	562,783	562,783	562,783	—	—	—	—
Separate account assets	1,671,786	1,671,786	1,671,786	—	—	—	—
Liabilities at fair value:							
Deposit Type Contracts	$ 1,399,118	$ 1,375,269	$ —	$ —	$ 1,399,118	$ —	$ —
Separate account liabilities	1,671,786	1,671,786	1,671,786	—	—	—	—

The methods and assumptions that the Company uses in determining the estimated fair value of its financial instruments are summarized below:

Cash, cash equivalents and short-term investments – The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. Cash, cash equivalents and short-term investments include money market instruments, highly liquid debt instruments and certain other investments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1.

Bonds and redeemable preferred stock – The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, market activity or other inputs observable in the market. The Company may challenge the price through a

48

formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2. Indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, pricing overrides may be used. Internally developed valuations are generally included in Level 3 in the fair value hierarchy. The fair value of private fixed maturities and redeemable preferred stock, which are comprised of investments in private placement securities are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including observed prices and spreads for similar publicly traded or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made. Common stocks – The Company’s investment in FHLB stock is not practicable to measure fair value due to the redemption provisions. Therefore, carrying value approximates fair value. Reference “Other invested assets” below for discussion surrounding NAV. Mortgage loans – The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans. Derivatives - The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives. Other invested assets – The Company’s other invested assets consist of investments in surplus notes as well as limited partnerships and collateral loans. Investments in surplus notes are 144A institutionally traded private placements. Pricing is readily available from multiple pricing sources and therefore these are reflected in Level 2. Collateral loans are shown as Level 3 based on discounted cash flows and value of underlying collateral which may utilize unobservable inputs. Limited partnerships are reported at NAV, where available, or Level 3 based on their reliance on unobservable inputs. Certain investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. Invested assets using NAV as a practical expedient consist of certain limited partnership and collateral loan interests in real estate, common stock, hedge, insurance and other funds. All of these investments have individually varying investment strategies which also have a variety of redemption terms and conditions including certain fund interests that are restricted until maturity. The Company believes that using NAV as a practical expedient for these investments is a fair and close approximation of the investment’s liquidation value. Contract loans - The fair value of contract loans is determined by estimating future policy loan cash flows and discounting the cash flows at the current loan coupon rate. As a result, the carrying value of the contract loans approximates the fair value. Separate Accounts – Separate account assets and liabilities consist principally of investments in mutual fund shares. The fair values are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Deposit Liabilities – Only the portion of deposit liabilities with defined or contractual maturities are reflected in the table above. The fair value is based upon the present value of the expected future cash flows. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY FINANCIAL STATEMENTS DECEMBER 31, 2021 49

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2021

13. FEDERAL INCOME TAXES

The Company and Lancaster Re file a consolidated life insurance federal income tax return. The method of allocation among the companies is subject to a written agreement approved by the NE DOI and the Board of Directors (the "Tax Allocation Agreement"). The Company and Lancaster Re determine their respective income tax expense or benefit and related liability or recoverable as if they each filed separate company tax returns. Neither the Company nor Lancaster Re is required to make any payments with respect to utilization of any losses or other tax attributes that reduce the overall consolidated tax liability until such time the member with such losses or tax attributes could have otherwise used its losses or tax attributes on a separate company basis. In this regard, any benefit of filing a consolidated tax return as compared to the sum of the tax liabilities computed on a separate entity basis shall reside at the Company until such time as payment is required under the Tax Allocation Agreement. The Company is also responsible for preparing the group's tax returns and controlling tax audits. Intercompany tax balances are settled on a quarterly basis and a final true up is made after the filing of the federal income tax return, as prescribed by the terms of the Tax Allocation Agreement.

The Company does not believe it has any uncertain tax positions for its federal income tax return that would be material to its financial condition, results of income, or cash flows. Therefore, the Company did not record a liability for unrecognized tax contingencies/benefits at December 31, 2021 or 2020. As of December 31, 2021, there were no uncertain tax positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase within 12 months of the reporting date. No amounts have been accrued for interest or penalties.

The application of SSAP No. 101 requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTAs to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors including: (1) the nature of the DTAs and DTLs; (2) whether they are ordinary or capital; (3) the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time carryovers can be utilized; (6) unique tax rules that would impact the utilization of the DTAs and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

The components of the Company's net DTAs and DTLs as of December 31, 2021 and 2020 were as follows:

($'s in thousands)		12/31/2021			12/31/2020			Change		
		(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
		Ordinary	Capital	(Col. 1 + 2) Total	Ordinary	Capital	(Col. 4 + 5) Total	(Col. 1 - 4) Ordinary	(Col. 2-5) Capital	(Col. 7 + 8) Total
a.	Gross Deferred Tax Assets	$ 104,606	$ 486	$ 105,092	$ 93,225	$ 455	$ 93,680	$ 11,381	$ 31	$ 11,412
b.	Statutory Valuation Allowance Adjustment	—	—	—	—	—	—	—	—	—
c.	Adjusted Gross Deferred Tax Assets (a - b)	104,606	486	105,092	93,225	455	93,680	11,381	31	11,412
d.	Deferred Tax Assets Nonadmitted	67,099	—	67,099	54,997	—	54,997	12,102	—	12,102
e.	Subtotal Net Admitted Deferred Tax Asset (c - d)	37,507	486	37,993	38,228	455	38,683	(721)	31	(690)
f.	Deferred Tax Liabilities	(4,012)	(486)	(4,498)	(5,063)	(455)	(5,518)	1,051	(31)	1,020
g.	Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability) (e - f)	$ 33,495	$ —	$ 33,495	$ 33,165	$ —	$ 33,165	$ 330	$ —	$ 330

50

The component amounts of the Company's net admitted DTAs by tax character as of December 31, 2021 and 2020 were as follows: ($'s in thousands) December 31, 2021 December 31, 2020 Change (1) (2) (3) (4) (5) (6) (7) (8) (9) Ordinary Capital (Col. 1 + 2) Total Ordinary Capital (Col. 4 + 5) Total (Col. 1 - 4) Ordinary (Col. 2-5) Capital (Col. 7 + 8) Total Admission Calculation Components SSAP No. 101 a. Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks $ — $ — $ — $ — $ — $ — $ — $ — $ — b. Adjusted Gross Tax Assets Expected to Be Realized (Excluding the Amount of Deferred Tax Assets from a) above) After Application of the Threshold Limitation. (The Lesser of (b)1 and (b)2 Below) 33,495 — 33,495 33,165 — 33,165 330 — 330 1. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following the Balance Sheet Date 33,495 — 33,495 33,165 — 33,165 330 — 330 2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold xxx xxx 69,277 xxx xxx 57,468 xxx xxx 11,809 c. Adjusted Gross Deferred Tax Assets (Excluding the Amount of Deferred Tax Assets from a) and b) above) Offset by Gross Deferred Tax Liabilities 4,012 486 4,498 5,063 455 5,518 (1,051) 31 (1,020) d Total Admitted under 11a) through 11c) $ 37,507 $ 486 $ 37,993 $ 38,228 $ 455 $ 38,683 $ (721) $ 31 $ (690) The recovery period and threshold limitation information as of December 31, 2021 and December 31, 2020 were as follows: ($'s in thousands) 2021 2020 Ratio Percentage Used to Determine Recovery Period and Threshold Amount Limitation 759.1% 715.9 % Amount of Adjusted Capital and Surplus Used to Determine Recovery Period and Threshold Limitation in (b)2 above. $489,639 $446,575 The impact of tax planning strategies, as used in the Company's SSAP No. 101 calculation, on adjusted gross and net admitted DTAs as of December 31, 2021 and 2020 were as follows: ($'s in thousands) December 31, 2021 December 31, 2020 Change (1) (2) (3) (4) (5) (6) Ordinary Capital Ordinary Capital (Col. 1 - 3) Ordinary (Col. 2-4) Capital Impact of Tax Planning Strategies Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage 1. Adjusted Gross DTAs Amount $104,606 $486 $93,225 $455 $11,381 $31 2. Percentage of Adjusted Gross DTAs by Tax Character Attributable to the Impact of Tax Planning Strategies 0.00% 0.00% 0.00% 0.00% 0.00% 0.00% 3. Net admitted Adjusted Gross DTAs amount $37,507 $486 $38,228 $455 $(721) $31 4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Admitted Because of the Impact of Tax Planning Strategies 0.00% 0.00% 0.00% 0.00% 0.00% 0.00 % The Company did not utilize tax planning strategies related to reinsurance. The Company has an investment in Lancaster Re for which it has not recorded deferred taxes at this time. The amount of any deferred tax balance attributable to this investment has not yet been quantified. Aside from the Company’s investment in Lancaster Re, the Company has no temporary differences for which deferred taxes have not been established as of December 31, 2021 or 2020. LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY FINANCIAL STATEMENTS DECEMBER 31, 2021 51

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2021

The Company's significant components of income taxes incurred for the years ended December 31, 2021, 2020 and 2019 were as follows:

($'s in thousands)	2021	2020	2019
Current Income Tax:	$ (15,223)	$ (24,822)	$ (31,140)
Federal income tax on net capital gains (losses)	20,979	58,264	31,484
Federal and foreign income taxes incurred (benefit)	**$ 5,756**	**$ 33,442**	**$ 344**

The Company's significant components of the Company's DTAs and DTLs as of December 31, 2021 and 2020 were as follows:

($'s in thousands)	December 31, 2021	December 31, 2020	Change
Deferred Tax Assets:			
Ordinary:			
Policyholder reserves	$ 6,551	$ 8,867	$ (2,316)
Investments	—	—	—
Deferred acquisition costs	96,209	80,989	15,220
Receivables -- nonadmitted	1,721	2,201	(480)
Other (including items<5% of total ordinary tax assets)	125	1,169	(1,044)
Subtotal	104,606	93,225	11,381
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	67,099	54,997	12,102
Admitted ordinary deferred tax assets	37,507	38,228	(721)
Capital:			
Investments	486	455	31
Other (unrealized gains)	—	—	—
Subtotal	486	455	31
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	—	—	—
Admitted capital deferred tax assets	486	455	31
Admitted deferred tax assets	37,993	38,683	(690)
Deferred Tax Liabilities			
Ordinary			
Investments	(2,590)	(2,260)	(330)
Deferred and uncollected premium	(1,847)	(2,193)	346
Other	(61)	—	(61)
Subtotal	(4,498)	(4,453)	(45)
Capital			
Investments	—	(1,065)	1,065
Other (unrealized gains)	—	—	—
Subtotal	—	(1,065)	1,065
Deferred tax liabilities	(4,498)	(5,518)	1,020
Net deferred tax assets (liabilities)	**$ 33,495**	**$ 33,165**	**$ 330**

52

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2021

The change in net deferred income taxes was comprised of the following:

($'s in thousands)	December 31, 2021	December 31, 2020	Change
Total deferred tax assets	$ 105,092	$ 93,680	$ 11,412
Total deferred tax liabilities	(4,498)	(5,518)	1,020
Net deferred tax asset (liability)	$ 100,594	$ 88,162	12,432
Tax effect of unrealized gains (losses)			—
Change in net deferred income tax			**$ 12,432**
Tax effect of non-admitted assets			479
Change in net deferred income tax per rate reconciliation			**$ 12,911**

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate of 21% to income before income taxes for 2021, 2020 and 2019. The significant items causing this difference for the years ended December 31, 2021, 2020 and 2019 were as follows:

($'s in thousands)	December 31, 2021		December 31, 2020		December 31, 2019	
	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
Provision computed at statutory rate	$ 14,289	21.00%	$ 16,519	21.00%	$ 7,244	21.00%
IMR amortization	(8,194)	-12.04%	(28,035)	-35.64%	(6,083)	-17.64%
Transfer of IMR	20,743	30.49%	46,323	58.89%	21,630	62.71%
Provision to Return	—	0.00%	—	0.00%	(6,988)	-20.26%
Amortization of initial ceding commission	(4,227)	-6.21%	10,220	12.99%	(3,374)	-9.78%
Adjustment for tax allocation agreement	(18,883)	-27.75%	(14,687)	-18.67%	(7,919)	-22.96%
Tax rate change	—	0.00%	—	0.00%	343	1.00%
CARES Act (2018 & 2019 NOL Carryback)	—	0.00%	(21,537)	-27.38%	—	0.00%
Other	(10,883)	-16.00%	(1,013)	-1.29%	1,919	5.56%
Total income taxes	**$ (7,155)**	**-10.51%**	**$ 7,790**	**9.90%**	**$ 6,772**	**19.63%**
Current income taxes incurred	5,756		33,442		344	
Change in net deferred income taxes	(12,911)		(25,652)		6,428	
Total statutory income taxes	**$ (7,155)**		**$ 7,790**		**$ 6,772**	

For both years ended December 31, 2021 and 2020, the Company had no tax credit carryforwards and no net operating loss or capital loss carryforwards. The Company had approximately $60.5 million of income taxes paid in prior years available for recoupment in the event of future net capital losses at December 31, 2021. The Company did not have deposits admitted under Section 6603 of the Internal Revenue Code as of December 31, 2021. There was no alternative minimum tax credit as of December 31, 2021 or 2020.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security ('CARES') Act was enacted in the U.S. to provide relief to companies in the midst of the COVID-19 pandemic and to stimulate the economy. The assistance includes tax relief and government loans, grants and investments for entities in affected industries. The Company reviewed key provisions regarding the carryback of certain net operating losses arising in 2018 and 2019 to the five prior years and determined as of December 31, 2021, tax benefits of $14.5 million have been accrued to reflect the 2018 and 2019 carryback filings.

14. CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company had 30,000 common shares authorized and 25,000 shares issued and outstanding at December 31, 2021 and 2020. All shares had a par value of $100 per share.

The Company's ability to pay dividends is subject to certain statutory restrictions. The State of Nebraska has enacted laws governing the payment of dividends to stockholders by domestic insurers. Pursuant to state statues, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without the prior approval of the Nebraska Director of Insurance (the "NE DOI Director") is limited to the greater of: (i) 10% of its statutory surplus as of the

53

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2021

preceding December 31; or (ii) the Company's statutory net gain from operations for the preceding calendar year. See Note 2 for more information related to the payment of dividends.

15. RISK-BASED CAPITAL

Life and health insurance companies are subject to certain Risk-based Capital ("RBC") requirements as specified by the NAIC. The RBC requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting principles, taking into account the risk characteristics of its investments and products. The Company has exceeded the minimum RBC requirements at December 31, 2021.

16. COMMITMENTS AND CONTINGENT LIABILITIES

Regulation and Compliance

The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

The Company is currently being examined by certain states for compliance with unclaimed property laws, premium tax filings and market conduct. It is possible that these examinations may result in additional payments to states and to changes in the Company's practices and procedures, which could impact benefit payments, operating expenses and reserves, among other consequences; however, it is not likely to have a material effect on the financial statements of the Company.

The Company is assessed amounts by the state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. As of December 31, 2021 and December 31, 2020, the Company accrued $4.6 million and $3.8 million for guaranty fund assessments. As of December 31, 2021 and December 31, 2020, the Company had accrued $4.2 million and $3.5 million, respectively, for the related premium tax offset expected to be received. The period over which these assessments are expected to be paid varies. Premium tax offsets are realized on a straight-line basis over the period allowed by each individual state once the guaranty fund assessment has been paid. The Company did not recognize an impairment loss on the premium tax offsets in 2021, 2020 or 2019. The liabilities or assets related to guaranty fund assessments arising from insolvencies of entities that wrote long-term care contracts were not material as of December 31, 2021 and 2020.

Liabilities and assets, discounted and undiscounted, related to guaranty fund assessments arising from insolvencies of entities that wrote long-term care contracts were as follows as of December 31, 2021 ($'s in thousands):

	Guaranty fund assessment		Related assets	
Name of Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
American Network Insurance Company	$ 19	$ 12	$ 18	$ 11
Penn Treaty Network America Insurance Company	$ 176	$ 108	$ 30	$ 14

The discount rate applied as of December 31, 2021 was 4.25%.

54

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2021

The number of jurisdictions, ranges of years used to discount and weighted average number of years of the discounting time period for payables and recoverables by insolvency in 2021 were as follows:

	Payables			Recoverables		
Name of Insolvency	Number of jurisdictions	Range of years	Weighted average number of years	Number of jurisdictions	Range of years	Weighted average number of years
American Network Insurance Company	25	12-57	48	22	12-57	48
Penn Treaty Network America Insurance Company	6	40-53	51	4	40-53	48

Liabilities and assets, discounted and undiscounted, related to guaranty fund assessments arising from insolvencies of entities that wrote long-term care contracts were as follows as of December 31, 2020 ($'s in thousands):

	Guaranty fund assessment		Related assets	
Name of Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
American Network Insurance Company	$ 19	$ 12	$ 18	$ 11
Penn Treaty Network America Insurance Company	$ 201	$ 111	$ 56	$ 17

The discount rate applied as of December 31, 2020 was 4.25%.

The number of jurisdictions, ranges of years used to discount and weighted average number of years of the discounting time period for payables and recoverables by insolvency in 2020 were as follows:

	Payables			Recoverables		
Name of Insolvency	Number of jurisdictions	Range of years	Weighted average number of years	Number of jurisdictions	Range of years	Weighted average number of years
American Network Insurance Company	25	13-58	49	22	13-58	49
Penn Treaty Network America Insurance Company	7	41-54	52	5	41-54	49

Retained Assets

Effective April 1, 2014, the Company ceased offering Allstate Advantage Accounts ("Allstate Advantage"). Those retained asset accounts previously offered through the Allstate Advantage Account remain reinsured to Everlake, formerly ALIC. The Allstate Advantage accounts were offered to beneficiaries of certain life policies when the death benefit proceeds payable were $50,000 or greater, and for certain annuity contracts for proceeds of $10,000 or greater. The retained asset accounts are reported on a direct basis and fully reinsured. The Allstate Advantage accounts enabled beneficiaries to deposit benefit proceeds into an interest bearing checking account in the beneficiaries' name at the Northern Trust Company. The beneficiaries may draw upon these funds at their discretion, including an immediate withdrawal of the funds in full. During 2021 and 2020, the Allstate Advantage accounts earned interest at an average interest rate of 0.25%, while earning an average interest rate 0.50% in 2019. These accounts are not FDIC insured.

The Company also offers to beneficiaries of certain life policies the option to deposit proceeds into a deposit fund, which continues to credit interest in accordance with the terms of the original contract. The interest rate credited to these deposit funds ranged from 2.0% to 4.0% in 2021 and 2020, respectively.

55

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2021

The Company had the following amount and number of assets retained in deposit funds as of December 31, 2021 and 2020:

	December 31, 2021		December 31, 2020	
($'s in thousands)	Number	Balance	Number	Balance
a. Up to and including 12 months	5	$ 1,190	4	$ 28
b. 13 to 24 months	5	158	9	5,887
c. 25 to 36 months	8	4,643	8	672
d. 37 to 48 months	7	694	9	281
e. 49 to 60 months	10	320	—	—
f. Over 60 months	—	—	—	—
g. Total	**35**	**$ 7,005**	**30**	**$ 6,868**

The activity in the Company's assets retained in deposit funds for the years ended December 31, 2021, 2020 and 2019 was as follows:

	2021		2020		2019	
($'s in thousands)	Individual		Individual		Individual	
	Number	Balance	Number	Balance	Number	Balance
Number/balance of retained asset accounts, beginning of year	30	$ 6,868	29	$ 7,484	23	$ 1,374
Number/amount of retained asset accounts issued/added during the year	6	1,365	4	176	10	7,289
Investment earnings credited to retained asset accounts during the year	N/A	270	N/A	242	N/A	131
Fees and other charges assessed to retained asset accounts during the year	N/A	—	N/A	—	N/A	—
Number/amount of retained asset accounts transferred to state unclaimed property funds during the year	—	—	—	—	—	—
Number/amount of retained asset accounts closed/withdrawn during the year	(1)	(1,498)	(3)	(1,034)	(4)	(1,310)
Number/balance of retained asset accounts, end of year	35	$ 7,005	30	$ 6,868	29	$ 7,484

Leases

The Company leases office space under a non-cancellable operating lease agreement. The Company paid $0.2 million pursuant to this operating lease during each of the years ended December 31, 2021 and 2020.

The minimum aggregate rental commitments as of December 31, 2021 and 2020 were immaterial.

Unfunded commitments

The Company has commitments to provide additional capital contributions of $53.2 million and $71.1 million to joint ventures, partnerships and limited liability companies at December 31, 2021 and December 31, 2020, respectively. Refer to Footnote 4 for commitments to provide additional capital contributions related to mortgage loans.

Litigation and Other Matters

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the financial position or results of operations.

56

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2021

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, information technology agreements, and service agreements. The Company has also agreed to indemnify its directors, officers and employees in accordance with the Company's by-laws. The Company believes any potential liability under these agreements is neither probable nor estimable. Therefore, the Company has not recorded any associated liability.

Pledged or Restricted Assets

The following were restricted assets (including pledged assets) as of December 31, 2021 ($'s in thousands):

		Gross (Admitted & Nonadmitted) Restricted							Current Year			
		Current Year					6	7	8	9	Percentage	
		1	2	3	4	5					10	11
	Restricted Asset Category	Total General Account (G/A)	G/A Supporting S/A Activity (a)	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity (b)	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Nonadmitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets (c)	Admitted Restricted to Total Admitted Assets (d)
a.	Subject to contractual obligation for which liability is not shown	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	0.0%	0.0%
b.	Collateral held under security lending agreements	—	—	—	—	—	—	—	—	—	0.0%	0.0%
c.	Subject to repurchase agreements	237,509	—	—	—	237,509	—	237,509	—	237,509	1.9%	2.0%
d.	Subject to reverse repurchase agreement	—	—	—	—	—	—	—	—	—	0.0%	0.0%
e.	Subject to dollar repurchase agreements	—	—	—	—	—	—	—	—	—	0.0%	0.0%
f.	Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	—	—	—	0.0%	0.0%
g.	Placed under option contracts	—	—	—	—	—	—	—	—	—	0.0%	0.0%
h.	Letter stock or securities restricted as to sale -- excluding FHLB capital stock	—	—	—	—	—	—	—	—	—	0.0%	0.0%
i.	FHLB capital stock	36,098	—	—	—	36,098	35,988	110	—	36,098	0.3%	0.3%
j.	On deposit with states	7,738	—	—	—	7,738	7,740	(2)	—	7,738	0.1%	0.1%
k.	On deposit with other regulatory bodies	591	—	—	—	591	591	—	—	591	0.0%	0.0%
l.	Pledged as collateral to FHLB (including assets backing funding agreements)	1,460,158	—	—	—	1,460,158	1,429,652	30,506	—	1,460,158	11.9%	12.1%
m.	Pledged as collateral not captured in other categories	66	—	—	—	66	—	66	—	66	0.0%	0.0%
n.	Other restricted assets	—	—	—	—	—	—	—	—	—	0.0%	0.0%
o.	Total Restricted Assets	$1,742,160	$ —	$ —	$ —	$1,742,160	$1,473,971	$ 268,189	$ —	$ 1,742,160	14.2%	14.5%

(a) subset of column 1
(b) subset of column 3

(c) Column 5 divided by Asset Page, Column 1, Line 28
(d) Column 9 divided by Asset Page, Column 3, Line 28

57

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2021

The following were assets pledged as collateral in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, were reported in the aggregate) as of December 31, 2021 ($'s in thousands):

	Gross (Admitted and Nonadmitted) Restricted								Percentage	
	Current Year					6	7	8	9	10
	1	2	3	4	5					
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity (a)	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity (b)	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Current Year Admitted Restricted	Gross (Admitted and Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivatives collateral	$ 66	$ —	$ —	$ —	$ 66	$ —	$ 66	$ 66	0.0%	0.0%
Total	$ 66	$ —	$ —	$ —	$ 66	$ —	$ 66	$ 66	0.0%	0.0%

(a) subset of column 1
(b) subset of column 3

The following were restricted assets (including pledged assets) as of December 31, 2020 ($'s in thousands):

		Gross (Admitted & Nonadmitted) Restricted							Current Year			
		Current Year					6	7	8	9	Percentage	
		1	2	3	4	5					10	11
	Restricted Asset Category	Total General Account (G/A)	G/A Supporting S/A Activity (a)	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity (b)	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Nonadmitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets (c)	Admitted Restricted to Total Admitted Assets (d)
a.	Subject to contractual obligation for which liability is not shown	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	0.0 %	0.0 %
b.	Collateral held under security lending agreements	—	—	—	—	—	—	—	—	—	0.0 %	0.0 %
c.	Subject to repurchase agreements	—	—	—	—	—	—	—	—	—	0.0 %	0.0 %
d.	Subject to reverse repurchase agreement	—	—	—	—	—	—	—	—	—	0.0 %	0.0 %
e.	Subject to dollar repurchase agreements	—	—	—	—	—	—	—	—	—	0.0 %	0.0 %
f.	Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	—	—	—	0.0 %	0.0 %
g.	Placed under option contracts	—	—	—	—	—	—	—	—	—	0.0 %	0.0 %
h.	Letter stock or securities restricted as to sale -- excluding FHLB capital stock	—	—	—	—	—	—	—	—	—	0.0 %	0.0 %
i.	FHLB capital stock	35,988	—	—	—	35,988	8,479	27,509	—	35,988	0.3 %	0.3 %
j.	On deposit with states	7,740	—	—	—	7,740	7,742	(2)	—	7,740	0.1 %	0.1 %
k.	On deposit with other regulatory bodies	591	—	—	—	591	591	—	—	591	0.0 %	0.0 %
l.	Pledged as collateral to FHLB (including assets backing funding agreements)	1,429,652	—	—	—	1,429,652	525,065	904,587	—	1,429,652	12.1 %	12.3 %
m.	Pledged as collateral not captured in other categories	—	—	—	—	—	300	(300)	—	—	0.0 %	0.0 %
n.	Other restricted assets	—	—	—	—	—	—	—	—	—	0.0 %	0.0 %
o.	Total Restricted Assets	$1,473,971	$ —	$ —	$ —	$1,473,971	$ 542,177	$ 931,794	$ —	$ 1,473,971	12.5 %	12.7 %

(a) subset of column 1
(b) subset of column 3

(c) Column 5 divided by Asset Page, Column 1, Line 28
(d) Column 9 divided by Asset Page, Column 3, Line 28

58

The following were assets pledged as collateral in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, were reported in the aggregate) as of December 31, 2020 ($’s in thousands): Description of Assets Gross (Admitted and Nonadmitted) Restricted 8 Percentage Current Year 6 7 1 2 3 4 5 Total From Prior Year Increase/ (Decrease) (5 minus 6) Total Current Year Admitted Restricted 9 10 Total General Account (G/A) G/A Supporting S/A Activity (a) Total Separate Account (S/ A) Restricted Assets S/A Assets Supporting G/A Activity (b) Total (1 plus 3) Gross (Admitted and Nonadmitted) Restricted to Total Assets Admitted Restricted to Total Admitted Assets Derivatives collateral $ — $ — $ — $ — $ — $ 300 $ (300) $ — 0.0% 0.0 % Total $ — $ — $ — $ — $ — $ 300 $ (300) $ — 0.0% 0.0% (a) subset of column 1 (b) subset of column 3 17. DIRECT PREMIUM WRITTEN/PRODUCED BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS The aggregate amount of direct premiums written/produced by managing general agents (“MGA”)/third party administrators (“TPA”) was $796.0 million, $828.5 million and $865.3 million for the years ended December 31, 2021, 2020 and 2019, which exceeded 5% of the Company’s surplus for each year. All direct premiums written/produced by MGA/TPA were ceded to Everlake, formerly ALIC, or other external reinsurers. Information for each MGA/TPA was as follows: ($'s in thousands) 2021 2020 2019 Name of MGA/TPA FEIN Number Exclusive Contract Types of Business Written Types of Authority Granted Total Direct Premiums Written/ Produced Total Direct Premiums Written/ Produced Total Direct Premiums Written/ Produced Allstate Life Insurance Company 36-2554 642 No Individual life, group life, U, C, CA, P, R $ 739,464 $ 771,907 $ 808,462 3075 Sanders Road variable life, variable annuities, Northbrook, IL 60062 group annuities LifeCare Assurance Company 86-0388 413 No Long-term care, U, C, CA, P, R 56,494 56,598 56,811 6400 Canoga Avenue, Suite 100 home health care Woodland Hills, CA 91365 $ 795,958 $ 828,505 $ 865,273 * C – Claims payment CA – Claims adjustment R – Reinsurance ceding P – Premium collection U – Underwriting 18. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED Deferred and uncollected life insurance premiums and annuity considerations, net of reinsurance, at December 31, 2021 and 2020 were as follows: ($'s in thousands) December 31, 2021 December 31, 2020 Gross Net of Loading Gross Net of Loading Ordinary new business $ 413 $ 376 $ 513 $ 478 Ordinary renewal 25,192 26,417 20,822 22,386 Group life (36,804) (36,818) (29,919) (29,769) Total $ (11,199) $ (10,025) $ (8,584) $ (6,905) LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY FINANCIAL STATEMENTS DECEMBER 31, 2021 59

19. FEDERAL HOME LOAN BANK AGREEMENTS Through its FHLB membership, the Company has used proceeds received from the issuance of funding agreements to improve the risk profile on its retained deferred annuities and on its universal life secondary guarantee products which are ultimately reinsured with Lancaster Re. The amount of FHLB capital stock held as of December 31, 2021 and 2020 was as follows: ($'s in thousands) December 31, 2021 December 31, 2020 Membership Stock – Class B $ 493 $ 320 Activity Stock 26,140 26,040 Excess Stock 9,465 9,628 Total $ 36,098 $ 35,988 None of the Company’s membership stock held as of December 31, 2021 was eligible for redemption. The Company reported aggregate funding agreements and deposit liabilities of $1,307.0 million and $1,302.0 million as of December 31, 2021 and 2020, respectively. Related accrued interest expense amounted to $0.8 million and $0.9 million as of December 31, 2021 and 2020, respectively. These funding agreements are not subject to any prepayment obligations. The Company’s maximum aggregate borrowings from the FHLB at any time during the years ended December 31, 2021 and 2020 was $1,307.0 million and $1,302.0 million, respectively. The Company has determined that the actual or estimated maximum borrowing capacity as of December 31, 2021 and 2020 based on FHLB of Chicago regulatory and or FHLB specific borrowing limits was $4,186.7 million and $3,450.7 million, respectively. The carrying value and fair value of collateral pledged as of December 31, 2021 and 2020 were as follows ($’s in thousands): December 31, 2021 December 31, 2020 Carrying Value $ 1,460,158 $ 1,429,652 Fair Value 1,506,613 1,546,739 The carrying value and fair value of the maximum amounts of collateral pledged during the years ended December 31, 2021 and 2020 were as follows ($’s in thousands): December 31, 2021 December 31, 2020 Carrying Value $ 1,489,157 $ 1,484,187 Fair Value 1,576,922 1,568,638 LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY FINANCIAL STATEMENTS DECEMBER 31, 2021 60

20. COMPANY OWNED LIFE INSURANCE Beginning in 2021, the Company reported $59.7 million related to Insurance Company Owned Life Insurance (ICOLI) related to certain key individuals throughout the Company. (Amounts in thousands, except percentages) Aggregate Cash Surrender Value Percentage Bonds $ 2,580 4.32 % Stocks — — % Mortgage Loans — — % Real Estate — — % Cash and Short-Term Investments 100 0.17 % Derivatives — — % Other Invested Assets 57,044 95.51 % Amount of admitted balance that could be realized from an investment vehicle $ 59,724 100.00% 21. SUBSEQUENT EVENTS Effective December 31, 2021, the Company recorded a payable to its subsidiary, Lancaster Re, for a $50.2 million capital contribution. The payable is separately disclosed in the Statutory Statements of Liabilities and Capital Stock and Surplus with settlement having occurred on February 24, 2022. The Nebraska DOI granted approval on December 28, 2021. ***** LINCOLN BENEFIT LIFE COMPANY NOTES TO STATUTORY FINANCIAL STATEMENTS DECEMBER 31, 2021 61